Registration No. 33-58950
                                                     Registration No. 811-01705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

                Pre-Effective Amendment No.                                  | |
                                            -------


                Post-Effective Amendment No.  19                             |X|
                                            -------


                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                Amendment No.  117                                           |X|
                              -------


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                            -------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2003 pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life



PROSPECTUS DATED MAY 1, 2003


Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.

--------------------------------------------------------------------------------

WHAT IS MOMENTUM PLUS(SM)?

MOMENTUM PLUS(SM) is a group deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS(SM) employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS(SM) program consists of a defined contribution master plan and trust ("Master Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan.


The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest account option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.




--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond*             o EQ/High Yield
o EQ/Alliance Intermediate Government    o EQ/J.P. Morgan Core Bond
  Securities                             o EQ/Money Market
o EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Premier VIP Health Care            o EQ/Capital Guardian Research
o AXA Premier VIP Large Cap Core         o EQ/Capital Guardian U.S. Equity
  Equity*                                o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Growth       o EQ/Evergreen Omega
o AXA Premier VIP Large Cap Value        o EQ/FI Mid Cap
o AXA Premier VIP Small/Mid Cap          o EQ/FI Small/Mid Cap Value
  Growth*                                o EQ/Janus Large Cap Growth
o AXA Premier VIP Small/Mid Cap Value    o EQ/Lazard Small Cap Value
o AXA Premier VIP Technology             o EQ/Marsico Focus
o EQ/Aggressive Stock                    o EQ/Mercury Basic Value Equity
o EQ/Alliance Common Stock               o EQ/MFS Emerging Growth Companies
o EQ/Alliance Growth and Income          o EQ/MFS Investors Trust
o EQ/Alliance Premier Growth             o EQ/Putnam Growth & Income Value
o EQ/Alliance Small Cap Growth           o EQ/Putnam Voyager
o EQ/Alliance Technology                 o EQ/Small Company Index
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity   o EQ/Emerging Markets Equity
o EQ/Alliance International              o EQ/International Equity Index(1)
o EQ/Capital Guardian International      o EQ/Putnam International Equity
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o EQ/Balanced
--------------------------------------------------------------------------------



(1) Subject to shareholder approval, we anticipate that the EQ/International Equity Index investment option will be merged into the EQ/Alliance International investment option on or about May 2, 2003. After the merger, the EQ/International Equity Index investment option will no longer be available and any allocation or transfer elections to it will be considered as allocation or transfer elections to the EQ/Alliance International investment option.

As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in either Class IA or IB/B shares of a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2003, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office or calling 1-800-528-0204. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X00509

Contents of this prospectus
--------------------------------------------------------------------


MOMENTUM PLUS(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
MOMENTUM PLUS(SM) contract at a glance -- key features                       8

--------------------------------------------------------------------------------
FEE TABLE                                                                   10
--------------------------------------------------------------------------------

Example                                                                     11

Condensed financial information                                             11



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           12
--------------------------------------------------------------------------------
How contributions can be made                                               12
What are your investment options under the contract?                        12
Contract termination                                                        17
Effects of plan or contract termination                                     17

Selecting investment options (employers and plan
     trustees only)                                                         18

Allocating your contributions                                               18



--------------------------------------------------------------------------------
2. DETERMINING YOUR RETIREMENT ACCOUNT VALUE                                19
--------------------------------------------------------------------------------
Your retirement account value                                               19
Your contract's value in the variable investment options                    19
Your contract's value in the guaranteed interest option                     19



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         20
--------------------------------------------------------------------------------
Transferring your retirement account value                                  20
Disruptive transfer activity                                                20
Automatic transfer options                                                  21
Investment simplifier                                                       21
Asset rebalancing for participant retirement account values                 21



----------------------
When we use the words "we," "our" and "us" we mean Equitable Life.

Please see the Index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable or the individual who participates in an employer's plan funded by the MOMENTUM PLUS(SM) contract, and this individual also is referred to as the "participant."

2  Contents of this prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     22
--------------------------------------------------------------------------------
Withdrawals and termination                                                 22

Installment payments (Systematic withdrawals)                               22

Forfeitures                                                                 22
Plan loans                                                                  22
When to expect payments                                                     23
Your annuity payout options                                                 23
Minimum distributions (automatic minimum withdrawal
     option) -- over age 70-1/2                                             24



--------------------------------------------------------------------------------
5. THE MOMENTUM PLUS(SM) PROGRAM                                            26
--------------------------------------------------------------------------------
Master Plan and Trust                                                       26
Pooled Trust                                                                26
Trustee                                                                     26
Employer's responsibilities                                                 26
Adopting the MOMENTUM PLUS(SM) program                                      27



--------------------------------------------------------------------------------
6. PLAN RECORDKEEPING SERVICES                                              28
--------------------------------------------------------------------------------
Basic recordkeeping option                                                  28
Full-service recordkeeping option                                           28



--------------------------------------------------------------------------------
7. CHARGES AND EXPENSES                                                     29
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         29
Charges under the contract                                                  29
Charges that the Trusts deduct                                              30
Charge reductions under special circumstances                               31



--------------------------------------------------------------------------------
8. PAYMENT OF DEATH BENEFIT                                                 32
--------------------------------------------------------------------------------
Death benefit amount                                                        32
Distribution of the death benefit                                           32
Beneficiary's payment options                                               32



--------------------------------------------------------------------------------
9. TAX INFORMATION                                                          33
--------------------------------------------------------------------------------
Overview                                                                    33
Buying a contract to fund a retirement arrangement                          33
Tax aspects of contributions to a plan                                      33
Tax aspects of distributions from a plan                                    34
Certain rules applicable to plan loans                                      37
Impact of taxes to Equitable Life                                           37
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           37

--------------------------------------------------------------------------------
10. MORE INFORMATION                                                        39
--------------------------------------------------------------------------------
About Separate Account A                                                    39
About the Trusts                                                            39
About the general account                                                   39
Dates and prices at which contract events occur                             39
About your voting rights                                                    40
About legal proceedings                                                     40

About our independent accountants                                           41
Financial Statements                                                        41

Distribution of the contracts                                               41



--------------------------------------------------------------------------------
11. INVESTMENT PERFORMANCE                                                  42
--------------------------------------------------------------------------------
Communicating performance data                                              45


--------------------------------------------------------------------------------

APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.





                                      Page
   active loan                          30
   annuitant                            24
   annuity payout option                23
   beneficiary                          32
   business day                         39
   contract date                         9
   contract termination                 17
   contract values                      19
   contributions                        12
   default option                       22
   disruptive transfer activity         20
   DOL                                  26
   elective deferrals                   34
   EQAccess                              6
   EQSponsor                             6
   ERISA                                26
   fixed dollar option                  21
   guaranteed interest option        cover
   interest sweep option                21


                                      Page
   investment options                cover
   IRA                                  35
   IRS                                  22
   market timing                        20
   market value adjustment              17
   Master Plan and Trust                26
   participant                          17
   plan termination                     17
   Pooled Trust                         26
   portfolio                         cover
   processing office                     6
   retirement account value             19
   SAI                               cover
   takeover loans                       22
   TOPS                                  6
   Trusts                            cover
   unit                                 19
   unit investment trust                38
   variable investment options       cover


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.



--------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
  variable investment options   Investment Funds or Investment Divisions
  unit                          Accumulation Unit
  unit value                    Accumulation Unit Value
  guaranteed interest option    Guaranteed Interest Account
--------------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENT)
 SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
MOMENTUM PLUS(SM)
P.O. Box 13629
Newark, NJ 07188-0629


--------------------------------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM PLUS(SM) 13629


--------------------------------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY REGULAR MAIL AND DATA TRANSMITTED VIA AUTO-
 MATED MEDIA (E.G., TAPE, DISKETTE, ETC.):
--------------------------------------------------------------------------------
Equitable Life
MOMENTUM PLUS(SM)
P.O. Box 13094
Newark, NJ 07188


--------------------------------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY EXPRESS MAIL AND DATA TRANSMITTED VIA AUTO-
 MATED MEDIA (E.G., TAPE, DISKETTE, ETC.):
--------------------------------------------------------------------------------
Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM PLUS(SM) 13094


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
MOMENTUM Plus(SM)
P.O. Box 2919
New York, NY 10116


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------
MOMENTUM PLUS(SM)
200 Plaza Drive HM-1
Harmon Meadow
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the end of each plan year quarter.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS"),
 EQACCESS AND EQSPONSOR SYSTEMS
--------------------------------------------------------------------------------
TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your plan. EQAccess, our participant service site, is designed to provide information through the Internet on:

o current contract values used to determine values for participant retirement account values;

o current allocation percentages;

o the number of units in participant variable investment options attributable to participant plan account values; and

o the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among plan investment options; and

o request changes of the EQAccess password (not available through TOPS).

EQSponsor, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

o current contract value;

o current participant allocation percentages, account values, and investment options;

o the total number of units in the variable investment options; and

o the daily unit values for the contract variable investment options.

The following features are also available online (please see the EQSponsor website for more detailed information):


6  Who is Equitable Life?

o Forms download;

o Contribution upload/download;


o Address changes;

o Enrollment; and

o Performance information.


TOPS, EQAccess and EQSponsor are normally available seven days a week, 24 hours a day. However, on a day that Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be made effective as of the close of business on the next business day following the request.


o To use TOPS call toll free, 1-800-821-7777. To use EQAccess or EQSponsor visit our Website at http://www.AXAonline.com and click on EQAccess or EQSponsor, as applicable. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable following telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.


We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll free number (1-800-528-0204) to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday, 8:30 a.m. until 7:00 p.m., and until 5:00 p.m. on Fridays, Eastern Time.


Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS(SM) contracts by dialing, toll-free, the SPRINT national relay number (800-877-8973). This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern Time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern Time on Fridays by SPRINT personnel, who will communicate our reply back to them via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN
TRUSTEE:

(1) address changes;

(2) change of investment allocations;

(3) transfers among investment options;

(4) election of the investment simplifier automatic transfer options;

(5) asset (retirement account value) rebalancing;

(6) loan application;


(7) all partial and full withdrawal requests.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) investment simplifier:
    - interest sweep option; or
    - fixed-dollar option;

(2) asset (retirement account value) rebalancing; and

(3) the date annuity payments are to begin.


SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and employer or plan trustee.


                                                       Who is Equitable Life?  7

MOMENTUM PLUS(SM) contract at a glance -- key features



------------------------------------------------------------------------------------------------------------------------------------
Professional           MOMENTUM PLUS(SM) variable investment options invest in different portfolios managed by professional
investment             investment advisers.
management
                       -------------------------------------------------------------------------------------------------------------
Guaranteed interest    o Principal and interest guarantees
option                 o Interest rates set periodically
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages         o On earnings             No tax until you make withdrawals under the Plan.
                         inside the contract
------------------------------------------------------------------------------------------------------------------------------------
                       o On transfers            No tax on transfers among investment options.
                         inside the contract
------------------------------------------------------------------------------------------------------------------------------------
                       Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under
                       Section 401 of the Internal Revenue Code ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the
                       Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus for your specific type of retirement arrangement.)
------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals
                       o Automatic minimum withdrawal option
                       o Plan loans
                       o Full withdrawal
------------------------------------------------------------------------------------------------------------------------------------
                       You may incur a withdrawal charge and/or a market value adjustment for certain withdrawals. You may also incur income tax and a penalty tax.
------------------------------------------------------------------------------------------------------------------------------------
                       Depending on the terms of the employer's plan, not all features are available and access to amounts attributable to participant plan account values may be limited.
------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options
                       o Variable annuity payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features    o Automatic transfer options
                         o Fixed-dollar option
                         o Interest sweep option
                         o Asset (Retirement account value) rebalancing
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charges for benefit distributions
------------------------------------------------------------------------------------------------------------------------------------
Services we provide    o Two plan recordkeeping options
                       o Educational materials and seminars to assist retirement planning needs of plan participants
------------------------------------------------------------------------------------------------------------------------------------


8 MOMENTUM PLUS(SM) contract at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Fees and charges   o We deduct a daily charge at a maximum effective annual rate of 1.35% of assets invested in variable investment options for expense charges and mortality and expense risks.
                   o Administrative charge:
                       Generally $30 annually per participant
                   o Plan loan charges:
                       $25 set-up fee deducted from the requesting participant's retirement account value;
                       $6 quarterly recordkeeping fee while a loan is active, deducted from the requesting participant's retirement account value.
                   o Plan recordkeeping services (billed to employer):
                       $300 annually for basic recordkeeping option;
                       Additional fee for full-service recordkeeping option.
                   o Withdrawal charge:
                       Not to exceed 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. There is no withdrawal charge after the employer's plan has participated in the contract for five years based on the contract date. The "contract date" means the date as of which the first contribution is received under the MOMENTUM PLUS(SM) contract with respect to the plan. This charge does not generally apply if a participant withdraws amounts due to retirement or separation from service. There are other important exceptions and limitations that may eliminate or reduce the withdrawal charge. They are discussed under "Charges and expenses" later in this prospectus.
                   o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. This charge is generally deducted from the amount applied to an annuity payout option.
                   o We deduct an administrative fee of up to $350 from amounts applied to a Variable Immediate Annuity payout option.
                   o Annual expenses of each Trust's portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to a maximum of 1.20%
                     annually, other expenses and, for Class IB/B shares, 12b-1 fees of 0.25% annually.
                   o No sales charge deducted when contributions are made.
------------------------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases restrictions or exceptions apply. Maximum expense limitations apply to certain variable investment options and rights are reserved to change or waive certain charges within specified limits. Also, all features of the contract are not necessarily available in all states or at certain ages.


For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM PLUS(SM) contract. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us to discuss any questions.



OTHER CONTRACTS


We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other Equitable Life annuity contracts.



                        MOMENTUM PLUS(SM) contract at a glance -- key features 9

Fee table


--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your retirement account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Sales load on purchases                                                                    None
Transfer fees                                                                              None
Maximum withdrawal charge (deducted when your contract is surrendered or cer-              The lesser of 6% of amount withdrawn
tain withdrawals are made)(1)                                                              or 8.5% of vested contributions made by
                                                                                           or on behalf of a participant
Charge if you elect a Variable Immediate Annuity payout option                             $350
Plan loan charges(2)                                                                       $50 maximum per loan ($25 current)
                                                                                           when loan is made
                                                                                           + $6 per quarter



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.




------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk(3)                 1.10%
Other expenses                                0.25%
                                              ----
Total Separate Account A annual expenses(4)   1.35%




------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct periodically from your retirement account value
------------------------------------------------------------------------------------------------------------------------------------
Quarterly administrative charge(5)                                                         $7.50 Per Participant maximum
Annual basic recordkeeping charge(6)                                                       $300 Per Plan
------------------------------------------------------------------------------------------------------------------------------------



You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.




------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Lowest     Highest
                                                                                   ------     -------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  0.32%      3.77%
other expenses)(7)




Notes:
(1) Important exceptions and limitations may eliminate or reduce the withdrawal charge.
(2) This charge is assessed on a per plan participant basis. Your employer may elect to pay these charges and we reserve the right to increase them.
(3) A portion of this charge is for providing the death benefit.
(4) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.
(5) The administrative charge is currently $7.50 per quarter or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant's retirement account value is $25,000 or more (see "Quarterly administrative charge" in "Charges and expenses" later in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.
(6) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option except for plans with 11 or more participants. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days' written notice to the employer or plan trustee.


10 Fee table

(7) Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisers Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust portfolio and each AXA VIP Trust portfolio pays is used to reduce the portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:




---------------------------------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2002 (expenses that       |    Lowest  |  Highest
   are deducted from portfolio assets including management fees,           |-----------------------
   12b-1 fees, service fees, and/or other expenses) after expense cap.     |    0.32%   |  1.85%
---------------------------------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2002 (expenses that       |            |
   are deducted from portfolio assets including management fees,           |            |
   12b-1 fees, service fees, and/or other expenses) after expense cap      |    0.32%   |  1.82%
   and after a portion of the brokerage commissions that the portfolio     |            |
   pays is used to reduce the portfolio's expenses.                        |            |
---------------------------------------------------------------------------------------------------


EXAMPLE


This example is intended to help you compare the cost of investing in the Momentum Plus(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The example below shows the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $16.51 per $10,000.* The example does not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer except for plans with 10 or fewer participants.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The guaranteed interest option is not covered by the fee table and example. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option, do apply to the guaranteed interest option. A market value adjustment (up or down) to amounts held in the guaranteed interest option may apply as a result of contract termination under certain circumstances.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:



          1 year       3 years        5 years        10 years
Lowest    $   810.85   $ 1,252.21     $ 1,721.15     $ 2,213.34
Highest   $ 1,150.81   $ 2,243.50     $ 3,324.42     $ 5,407.65



If you annuitize at the end of the applicable time period:



          1 year       3 years      5 years        10 years
Lowest    $ 542.40     $   945.12   $ 1,373.01     $ 2,563.34
Highest   $ 904.05     $ 2,003.18   $ 3,090.46     $ 5,757.65



If you do not surrender your contract at the end of the applicable time period:




          1 year       3 years      5 years        10 years
Lowest    $ 192.40     $   595.12   $ 1,023.01     $ 2,213.34
Highest   $ 554.05     $ 1,653.18   $ 2,740.46     $ 5,407.65



* Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.



CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2002.



                                                                    Fee table 11

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

An initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the processing office. See "How to reach us" earlier in this Prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. If we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options available are the variable investment options and the guaranteed interest option.


VARIABLE INVESTMENT OPTIONS


Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. A limit of 45 investment options can be chosen over the life of the contract. Listed below are the currently available portfolios, their investment objectives and their advisers.


--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------

12  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the Momentum PlusSM variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                        Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of a high                         o BlackRock Advisors, Inc.
                              current income and capital appreciation,          o Pacific Investment Management Company
                              consistent with a prudent level of risk             LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital                 o A I M Capital Management, Inc.
                                                                                o Dresdner RCM Global Investors LLC
                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP INTERNA-      Seeks long-term growth of capital                 o Alliance Capital Management L.P., through its
 TIONAL EQUITY                                                                    Bernstein Investment Research and Management Unit
                                                                                o Bank of Ireland Asset Management (U.S.) Limited
                                                                                o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                 o Alliance Capital Management L.P., through its
 CORE EQUITY                                                                      Bernstein Investment Research and Management Unit
                                                                                o Janus Capital Management LLC
                                                                                o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                 o Alliance Capital Management L.P.
 GROWTH                                                                         o Dresdner RCM Global Investors LLC
                                                                                o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                 o Alliance Capital Management L.P.
 VALUE                                                                          o MFS Investment Management
                                                                                o Institutional Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                 o Alliance Capital Management L.P.
 CAP GROWTH                                                                     o Provident Investment Counsel, Inc.
                                                                                o RS Investment Management, LP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                 o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                      o Wellington Management Company, LLP
                                                                                o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    Seeks long-term growth of capital                 o Alliance Capital Management L.P.
                                                                                o Dresdner RCM Global Investors LLC
                                                                                o Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 13

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                  Objective                                                Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK             Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
                                                                                         o MFS Investment Management
                                                                                         o Marsico Capital Management, LLC
                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK        Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND          Seeks to provide a high total return.                    o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE        Seeks to achieve high current income consistent with     o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES          relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL       Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH      To achieve long-term growth of capital.                  o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND        Seeks to achieve high current income consistent with     o Alliance Capital Management L.P.
                                moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP           Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY          Seeks to achieve long-term growth of capital. Current    o Alliance Capital Management L.P.
                                income is incidental to the Portfolio's objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                     Seeks to achieve a high return through both              o Alliance Capital Management L.P.
                                appreciation of capital and current income.              o Capital Guardian Trust Company
                                                                                         o Mercury Advisors
                                                                                         o Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE  Seeks capital appreciation.                              o Alliance Capital Management L.P.,
                                                                                           through its Bernstein Investment Research
                                                                                           and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks long-term capital appreciation.                    o Calvert Asset Management Company Inc.
 RESPONSIBLE                                                                               and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             To achieve long-term growth of capital.                  o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------



14 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective                                                 Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                   o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       To achieve long-term growth of capital.                   o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY     Seeks long-term capital appreciation.                     o Morgan Stanley Investment Management,
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates    o Alliance Capital Management L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk
                               level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                           o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                        o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE      Seeks long-term capital appreciation.                     o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD                  Seeks to achieve a high total return through              o Alliance Capital Management L.P.
                               a combination of current income and capital               o Pacific Investment Management Company
                               appreciation.                                               LLC (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY        Seeks to replicate as closely as possible (before         o Alliance Capital Management L.P.
 INDEX                         deduction of Portfolio expenses) the total return of
                               the MSCI EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND       Seeks to provide a high total return consistent with      o J.P. Morgan Investment Management Inc.
                               moderate risk of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                        o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                               o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.       o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with secondary          o MFS Investment Management
                               objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve  o Alliance Capital Management L.P.
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME      Seeks capital growth. Current income is a secondary       o Putnam Investment Management, LLC
 VALUE                         objective.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 15

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name             Objective                                                 Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL   Seeks capital appreciation.                               o Putnam Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER         Seeks long-term growth of capital and any increased       o Putnam Investment Management, LLC
                          income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX    Seeks to replicate as closely as possible (before the     o Alliance Capital Management L.P.
                          deduction of Portfolio expenses) the total return of the
                          Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.



16 Contract features and benefits

COMBINATION OF CERTAIN INVESTMENT OPTIONS


Interests in the EQ/Alliance International investment option (the "surviving option") will replace interests in the EQ/International Equity Index investment option, (the "replaced option"), and this option will no longer be available. At the time of the replacement, all the assets that are in the replaced option are moved into the surviving option. After the replacement, any allocation elections to the replaced option will then be considered as allocation elections to the surviving option. The replacement of the EQ/International Equity Index investment option will be on or about May 2, 2003, subject to shareholder vote.


GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.


We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.


Allocations to the guaranteed interest option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 2003 is 3%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.


Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:

o the date amounts were credited to the account, or

o the date your employer's plan enrolled under the contract.

CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

   (a) the plan fails to qualify under the Code, or

   (b) we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.

EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

(1) as a result of:

    o a participant's death,

    o attainment of the normal retirement age under the employer's plan,

    o disability, or

    o separation from service;

(2) to purchase an annuity payout option that depends on the life of an annuitant; or

(3) to satisfy the Code's minimum distribution requirements.

We do not permit transfers to or from the guaranteed interest option once installment payments begin after a contract termination. Transfers out of the guaranteed interest option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees, as applicable, must give us 90 days' advance notice of a plan termination.

We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination.


MARKET VALUE ADJUSTMENT

To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that an employer's plan held amounts attributable to participant plan account values in the guaranteed interest option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:

(1) We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

(2) We multiply the result in (1) by the employer's net cash flow in the guaranteed interest option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.

(3) We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the


                                              Contract features and benefits  17
     maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.

Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest option under your employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:

o We will not disburse less than the amounts contributed to the guaranteed interest option on behalf of a participant plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

o If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee, as applicable, from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest option. We may prohibit transfers to or from the guaranteed interest option and/or impose a contract termination for violations of this provision.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time, and a limit of 45 investment options over the life of the contract. Selections are made at the time of application, but may be changed subject to our rules in effect at that time.


If any one of the EQ/High Yield, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP Core Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any one of the above-listed options are selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this Prospectus. Lastly, if none of the above-listed options is selected, the guaranteed interest option must be elected as a funding option.



ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. Employees and employers may allocate contributions in different percentages. Some plans may allow participant-directed contributions only for employee post-tax and salary-deferral contributions.

You as a participant should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner, a participant can use TOPS or EQAccess to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.


18  Contract features and benefits

2. Determining your retirement account value

--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

If a partial or full withdrawal is made or if the contract owner terminates a plan's participation in the MOMENTUM PLUS(SM) program, participant retirement account values will be reduced by any withdrawal charge and/or any market value adjustment that applies.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)  increased to reflect additional contributions,

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges),


(iii) decreased to reflect a loan, or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of investment options.

In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION


The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and charges we deduct.




                                   Determining your retirement account value  19

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Investment simplifier" and "Asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.


Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or EQ/Access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.


If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/High Yield, EQ/Money Market, or AXA Premier VIP Core Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of (i) and (ii) below:


(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or
(ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------

Generally, this means that new participants may not transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

We will not permit transfers out of the guaranteed interest option for 90 days after we receive notice of a plan termination. However, automatic transfers under the fixed-dollar option and the interest sweep option will continue during this 90-day period. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

If the employer or plan trustee, as applicable, has transferred assets to the MOMENTUM PLUS(SM) contract from another funding vehicle, you may transfer, for the remainder of the calendar year in which the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest option on your behalf.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time.


A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the MOMENTUM PLUS(SM) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.


20  Transferring your money among investment options

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Contract owners can elect to provide participants with one of two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep option." Depending on the terms of the Plan, either the contract owner or participant may select one or the other, but not both.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP. Under the interest sweep option, each month we transfer the amount of interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month after that to participate in the interest sweep option. The interest sweep option is not subject to the transfer restrictions mentioned above.

You may elect an automatic transfer option by filing an election form with your employer or plan trustee. For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office. For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month in which we receive your election form at our processing office.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END

Your participation in the investment simplifier will end:


o Under the fixed-dollar option, when either the number of designated monthly transfers has been completed or the amount you have available for transfer from the guaranteed interest option has been transferred out.


o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive your written request to terminate automatic transfers, or on the date the contract terminates.


ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options which your employer has selected for your plan. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and


(b) how often you want the rebalancing to occur (quarterly, semiannually or annually).


While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Your entire retirement account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the guaranteed interest option.

You may change your allocation instructions or cancel the program at any time.


                            Transferring your money among investment options  21

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59-1/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this Prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.


Withdrawals or terminations may result in a withdrawal charge, an installment payout and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" earlier in this Prospectus and "Charges that Equitable Life deducts" under "Charges and expenses" later in this Prospectus.



INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semi-annual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUM PLUS(SM) contract if a participant's:


o plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this Prospectus) permits it and the contract owner elects to make this option available to the participants;

o retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this Prospectus; and


o   account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account value is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.


FORFEITURES


Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.


We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this Prospectus.


PLAN LOANS

The contract permits your employer or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM PLUS(SM) program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the investment options elected on the takeover loan form.


22  Accessing your money

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.


Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Additional Loan Provisions" in the SAI and "Tax information" later in this Prospectus.

For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses" later in this Prospectus.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this Prospectus.

You may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

A plan loan will be considered in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o the participant dies, or

o participation under the contract terminates.

We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.


YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM PLUS(SM) will offer several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan.




--------------------------------------------------------------------------------
Annuity Payout Options              Life annuity
                                    Life annuity with period certain
                                    Life annuity with refund certain
                                    Period certain annuity
                                    Qualified joint and survivor life
--------------------------------------------------------------------------------
Variable Immediate Annuity payout   Life annuity (not available in
  options                           New York)
                                    Life annuity with period certain
                                    Qualified joint and survivor life
--------------------------------------------------------------------------------


ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.


o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"), pro-



                                                        Accessing your money  23
   vides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to the participant's surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. Equitable Life's financial professional can provide details.



FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM PLUS(SM) contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

The chart below compares the financial value of the different annuity payout options. The hypothetical example assumes at the time payments commence:

o a $100,000 initial contribution;

o both the annuitant and the joint annuitant are 65;

o fixed annuity rates that are currently guaranteed in the contract;

o no state premium taxes; and

o no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.



--------------------------------------------------------------------------------
                             Amount to
                               be
                            Applied on     Rate per
                             Annuity       $1.00 of    Monthly
                              Form         Monthly     Annuity
Annuity Form                 Elected       Annuity     Provided
--------------------------------------------------------------------------------
Life                          $100,000     $207.42     $482.11
5 Year Certain Life            100,000      208.32      480.04
10 Year Certain Life           100,000      211.15      473.60
15 Year Certain Life           100,000      216.29      462.34
20 Year Certain Life           100,000      224.23      445.98
100% Joint & Survivor Life     100,000      243.17      411.23
75% Joint & Survivor Life      100,000      234.24      426.92*
50% Joint & Survivor Life      100,000      225.30      443.86*
100% Joint & Survivor          100,000      243.19      411.20
-- 5 Year Certain Life**
100% Joint & Survivor          100,000      243.37      410.90
-- 10 Year Certain Life**
100% Joint & Survivor          100,000      244.03      409.79
-- 15 Year Certain Life**
100% Joint & Survivor          100,000      245.83      406.79
-- 20 Year Certain Life**
--------------------------------------------------------------------------------

 * Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a joint and survivor annuity -- period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS


Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase an annuity must be at least $3,500. Once an annuity payout option has been chosen and payments have begun, no changes can be made.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------
You, the participant, are the annuitant (or measuring life) for determining payments.
--------------------------------------------------------------------------------

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2

Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calen-


24  Accessing your money
dar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If a participant takes less than the required minimum distribution in any year, that participant could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).


AUTOMATIC MINIMUM WITHDRAWAL OPTION


The "automatic minimum withdrawal option" is a payment option we designed to help the participant meet lifetime required minimum distributions under federal income tax rules. If a participant elects the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules require a participant to withdraw from the participant's retirement account value. We calculate the amount to be withdrawn under this option based on the information given us, the various participant choices made, and certain assumptions. We assume that the funds held under the contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of participant information you provided. We describe the participant choices in the SAI.


A participant may elect the automatic minimum withdrawal option if the participant is at least 70-1/2 and has a retirement account value of at least $3,500. A participant can elect the automatic minimum withdrawal option by filing the proper election form with their employer.

A participant may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict a participant from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if a participant has an outstanding loan.


The minimum amount that a participant may receive under this option is $300, or the participant's retirement account value, whichever is less.



                                                        Accessing your money  25

5. The MOMENTUM PLUS(SM) program

--------------------------------------------------------------------------------

This section explains the MOMENTUM PLUS(SM) Program in further detail. It is intended for employers who wish to enroll in the MOMENTUM PLUS(SM) Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the sscope of the MOMENTUM PLUS(SM) Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM PLUS(SM) Program (other than the variable investment options) such as the Master Plan and Trust, the Pooled Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM PLUS(SM) Program.

The MOMENTUM PLUS(SM) program offers, according to the terms of either the Master Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS(SM) contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS(SM) contract before entering into the contract.


MASTER PLAN AND TRUST

As an employer, subject to Equitable Life's underwriting requirements, you can use the MOMENTUM PLUS(SM) program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the contract.

The Master Plan and Trust consists of IRS approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the Code); and

o a standardized and a nonstandardized defined contribution pension plan.


An employer may adopt one or more of these plans. The contract owner will instruct us to consider these as participant-directed plans. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of
Section 404(c) under the Employee Retirement Income Security Act of 1974 ("ERISA"). However, an employer is responsible for making sure that variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this Prospectus.


If you adopt the Master Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Master Plan and Trust.


POOLED TRUST

If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Master Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS(SM) contract).

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Master Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.


TRUSTEE


Chase Manhattan Bank N.A. currently is the trustee under both the Pooled Trust and the Master Plan and Trust. The sole responsibility of Chase Manhattan Bank N.A. is to serve as a party to the MOMENTUM PLUS(SM) contract. It has no responsibility for the administration of the MOMENTUM PLUS(SM) program or for any distributions or duties under the contract. The Master Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations where the MOMENTUM PLUS(SM) contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.



EMPLOYER'S RESPONSIBILITIES

If an employer elects the full-service recordkeeping option, their responsibilities relating to the administration and qualification of their plan will include:

o sending us contributions at the proper time;

o determining the amount of all contributions for each participant;

o maintaining all personnel records necessary for administering your plan;

o determining who is eligible to receive benefits;

o forwarding all the forms to us that employees are required to submit;


26  The MOMENTUM PLUS(SM) program

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o arranging to have our prospectuses distributed;

o filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of an employer's plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.


ADOPTING THE MOMENTUM PLUS(SM) PROGRAM

To adopt the Master Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS(SM) contract. We reserve the right to amend the MOMENTUM PLUS(SM) contract without the consent of any other person to comply with laws and regulations that may apply.


                                               The MOMENTUM PLUS(SM) program  27

6. Plan recordkeeping services

--------------------------------------------------------------------------------

We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Master Plan and Trust.


BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o accounting by participant;

o accounting by source of contributions;


o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);


o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL; and

o plan loan processing, if applicable.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with Equitable Life. The written agreement specifies the fees for this service.


FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Master Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o Master Plan and Trust documents approved by the IRS;

o assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;

o assistance in annual reporting with the IRS and the DOL;


o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);


o performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o tracking of hardship withdrawal amounts in Code Section 401(k) plans; and

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.


28  Plan recordkeeping services

7. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o A mortality and expense risks charge

o An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o A quarterly administrative charge.

o A withdrawal charge when you make certain withdrawals.

o A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.


CHARGES UNDER THE CONTRACT


CHARGES TO VARIABLE INVESTMENT OPTIONS


We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option, of which 0.50% is for mortality risks, 0.60% is for expense risks and 0.25% is for other expenses.


The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE


On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The Momentum Plus(SM) Quarterly Administrative Charge" in the SAI.


We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST(R) Corporate Trusteed, EQUI-VEST(R) Unincorporated Trusteed, EQUI-VEST(R) Annuitant-Owned HR-10 or Momentum(SM) as a funding vehicle, and which transferred assets to this contract, if the retirement account value of the MOMENTUM PLUS(SM) account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days' written notice of any increase.


You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 11 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.



CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.


WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in


                                                        Charges and expenses  29
selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

o in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an Equitable Life contract;

o in-service withdrawals from the variable investment options following a plan termination;

o in-service withdrawals from the guaranteed interest option following a plan termination if the market value adjustment is less than the withdrawal charge; and

o   surrenders following a contract termination.

Hardship withdrawals are never subject to a withdrawal charge.

In order to give the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of vested contributions (less any prior withdrawal charges paid) made on behalf of the participant.

Forfeited retirement account value. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.


WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o   you, the participant, die, retire or become disabled;

o you, the participant, have separated from service (see Section 402(d)(4)(A) of the Code as in effect under the Tax Reform Act of 1986);

o the amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70-1/2;

o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treasury Regulation 1.401(k)-1(d)(2);

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions; or

o the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.


PLAN LOAN CHARGES


We will deduct a $25 ($50 maximum) charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.


We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as state premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by jurisdiction and ranges from 0% to 3.5%. (The rate is 1% in Puerto Rico.)



VARIABLE ANNUITY ADMINISTRATION FEE

We deduct a fee of up to $350 from amounts applied to a variable annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Investment advisory fees ranging from 0.25% to 1.20%.


30  Charges and expenses

o 12b-1 fees of 0.25% for Class IB/B shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative services fees, custodian fees and liability insurance.


o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in their unit values. For more information about these charges, please refer to the prospectuses of the Trusts.


CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.


                                                        Charges and expenses  31

8. Payment of death benefit

--------------------------------------------------------------------------------

DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.

If the participant dies while a loan is outstanding, the unpaid loan balance will automatically default and be subject to federal income tax as a plan distribution.


DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70-1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUM PLUS(SM) contract, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the guaranteed interest option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this Prospectus.

We are not responsible for any beneficiary change request that we do not receive.


BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)  receive the death benefit in a single sum,

(b)  apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or


(d) have the death benefit credited to an account under the MOMENTUM PLUS(SM) contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.


If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.


The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.



32  Payment of death benefit

9. Tax information

--------------------------------------------------------------------------------


President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.



OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment.


Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


DEEMED IRAS UNDER CERTAIN EMPLOYER PLANS

For plan years beginning after December 31, 2002, a qualified plan, TSA or governmental EDC plan may allow employees to make voluntary employee contributions to a separate individual retirement account or individual retirement annuity or Roth individual retirement account or Roth individual retirement annuity under the plan. There is currently very little guidance on the mechanics of this provision.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.



TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who par-


                                                             Tax information  33
ticipate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $40,000 or 100% of the compensation or earned income for each participant. In 2003, the employer may not consider compensation in excess of $200,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


A qualified plan may allow the participant to direct the employer to make contributions that will not be included in the employee's income ("elective deferrals") by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)  reaching of age 59-1/2,

(2)  death,

(3)  disability,

(4)  certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $12,000 in 2003 (which amount shall increase by $1,000 each year up to 2006) under all salary reduction arrangements with all employers in which the individual participates.


Effective January 1, 2003, employees who are at least age 50 at any time during the calendar year can make an additional $2,000 of "catch-up" elective deferrals if their plan so permits (which "catch-up" amount will increase by $1,000 each year through 2006).


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees. That is, they are not subject to elective deferral limits.


A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $90,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on salary deferral and above the contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other


34  Tax information
recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.


INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for the favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.


ELIGIBLE ROLLOVER DISTRIBUTIONS


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a retirement plan under Section 457 of the Code, or rolled over by the individual to another plan or IRA generally within 60 days of receipt. Employee's surviving spouse may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, Section 457 plan or 403(b) Tax Shelter Annuity. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.


The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments is made (not less frequently than annually):


    (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or


    (b) for a specified period of ten years or more.

o   a hardship withdrawal;

o   any distribution to the extent that it is a required distribution under
    Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o   a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.

The specified exceptions are for:

                                                             Tax information  35

(a)  distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)  distributions due to separation from active service after age 55; and

(d)  distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan, an annuity under
Section 403(b) of the Code, a retirement plan under Section 457 of the Code or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.


DISTRIBUTION REQUIREMENTS AND LIMITS


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax adviser concerning applicability of these complex rules to your situation.

Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:


(1)  in a lump sum payment;

(2)  over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4)  over a period not extending beyond the life expectancy of the participant;
     or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.


Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.



36  Tax information

SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made;

o for loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code;

o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and

o plan loans can be made to sole proprietors partners and S Corporation owners under the same terms and conditions provided in the Code. However, the loan prohibition will continue to apply to IRA owners.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or, in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS(SM) shall apply regardless of the plan administrator's guidelines.


IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax rules, Equitable Life does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).


                                                             Tax information  37

The MOMENTUM PLUS(SM) program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).


38  Tax information

10. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A or IB/B shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

We will notify MOMENTUM PLUS(SM) contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.

ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

EQ Advisors Trust commenced operations on May 1, 1997. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 plan relating to the Class IB or B shares and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this prospectus, or in their respective SAIs, which are available upon request.



ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM PLUS(SM) contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally


                                                            More information  39
ends at 4:00 p.m., Eastern time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after the close of the business day, we will use the next business day.


o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semi-annual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive the appropriate election form at our processing office.

o For the interest-sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:


o the election of trustees; or

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the participants and plan trustees, we currently do not foresee any disadvantages because of this. The Board of Trustees of the Trusts intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our participants, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS


If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.



CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


IRS DISQUALIFICATION


If a retirement plan funded by the MOMENTUM PLUS(SM) contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM PLUS(SM) program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contracts' distribution.


40  More information

ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2002 and 2001 and for each of the three years ended December 31, 2002 included in this Prospectus and in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. Participants and contract owners may request one by writing to our processing office or calling 1-800-528-0204.


DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account
A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.


The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, and who are also our licensed insurance agents.



                                                            More information  41

11. Investment performance

--------------------------------------------------------------------------------

The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The table takes into account all fees and charges under the contract, including the quarterly administrative charge, if applicable, and the withdrawal charges and expenses, if applicable, but do reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The quarterly administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of the table of $1.651 per $1,000.


The results shown under "Length of option period" are based on the actual historical investment experience of the variable investment option since its inception. The results shown under "Length of portfolio period" include some periods when a variable investment option investing in the portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available.


The results shown for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Money Market options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since Portfolio Inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted the results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The Reorganization" in the SAI for additional information.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. INDIVIDUAL RESULTS WILL DIFFER.


42  Investment performance

                                      TABLE
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:




------------------------------------------------------------------------------------------------------------------------------------
                                                          Length of option period       |      Length of portfolio period
                                                     ---------------------------------- |  ----------------------------------
                                                                                        |                                 Since
                                                                          Since option  |                               portfolio
Variable investment options                          1 Year     5 Years   inception+*   |  3 Years   5 Years  10 Years  inception+**
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --        --         --        |     --        --       --        0.55%
AXA Premier VIP Health Care                              --        --         --        |     --        --       --      (27.20)%
AXA Premier VIP International Equity                     --        --         --        |     --        --       --      (28.10)%
AXA Premier VIP Large Cap Core Equity                    --        --         --        |     --        --       --      (29.75)%
AXA Premier VIP Large Cap Growth                         --        --         --        |     --        --       --      (38.30)%
AXA Premier VIP Large Cap Value                          --        --         --        |     --        --       --      (27.09)%
AXA Premier VIP Small/Mid Cap Growth                     --        --         --        |     --        --       --      (44.18)%
AXA Premier VIP Small/Mid Cap Value                      --        --         --        |     --        --       --      (32.47)%
AXA Premier VIP Technology                               --        --         --        |     --        --       --      (49.53)%
EQ/Aggressive Stock ***                              (35.82)%  (14.68)%     6.63%       | (27.42)%  (14.68)%  (0.44)%      6.63%
EQ/Alliance Common Stock ***                         (40.22)%   (6.55)%    10.41%       | (24.53)%   (6.55)%   6.48%       8.95%
EQ/Alliance Growth and Income ***                    (28.30)%    1.37%      8.11%       |  (9.11)%    1.37%      --        7.73%
EQ/Alliance Intermediate Government Securities ***     1.23%     4.16%      5.03%       |   5.33%     4.16%    4.77%       5.33%
EQ/Alliance International ***                        (17.29)%   (7.02)%    (2.80)%      | (23.41)%   (7.02)%     --       (2.00)%
EQ/Alliance Premier Growth                           (38.26)%      --     (23.12)%      | (29.76)%      --       --      (21.08)%
EQ/Alliance Quality Bond ***                           0.33%     4.18%      5.66%       |   5.84%     4.18%      --        4.75%
EQ/Alliance Small Cap Growth                         (37.19)%   (6.18)%    (2.03)%      | (15.58)%   (6.18)%     --       (0.20)%
EQ/Alliance Technology                               (47.74)%      --     (38.78)%      |     --        --       --      (36.96)%
EQ/Balanced ***                                      (19.86)%    0.67%      7.10%       |  (9.18)%    0.67%    4.92%       7.10%
EQ/Bernstein Diversified Value                       (20.97)%      --      (7.90)%      |  (8.21)%      --       --       (1.21)%
EQ/Calvert Socially Responsible                      (33.61)%      --     (15.83)%      | (19.54)%      --       --      (15.83)%
EQ/Capital Guardian International                    (22.36)%      --     (13.78)%      | (22.92)%      --       --      (10.56)%
EQ/Capital Guardian Research                         (31.85)%      --      (8.54)%      | (11.79)%      --       --       (8.16)%
EQ/Capital Guardian U.S. Equity                      (30.87)%      --     (10.06)%      | (12.07)%      --       --       (9.28)%
EQ/Emerging Markets Equity                           (13.35)%   (8.34)%   (10.27)%      | (23.43)%   (8.34)%     --      (10.27)%
EQ/Equity 500 Index ***                              (29.43)%   (3.75)%     7.77%       | (19.05)%   (3.75)%     --        7.42%
EQ/Evergreen Omega                                   (31.21)%      --     (18.49)%      | (22.22)%      --       --      (15.35)%
EQ/FI Mid Cap                                        (25.73)%      --     (18.35)%      |     --        --       --      (18.35)%
EQ/FI Small/Mid Cap Value                            (22.02)%   (6.08)%    (2.35)%      |  (5.99)%   (6.08)%     --       (1.19)%
EQ/High Yield ***                                    (10.19)%   (6.86)%     2.98%       |  (7.30)%   (6.86)%   4.03%       5.27%
EQ/International Equity Index                            --        --         --        | (25.10)%      --       --       (8.10)%
EQ/J.P. Morgan Core Bond                                 --        --         --        |   6.30%       --       --        4.61%
EQ/Janus Large Cap Growth                            (37.43)%      --     (34.32)%      |     --        --       --      (34.32)%
EQ/Lazard Small Cap Value                            (21.18)%      --       2.11%       |   2.89%       --       --       (0.20)%
EQ/Marsico Focus                                     (18.92)%      --     (12.78)%      |     --        --       --       (5.49)%
EQ/Mercury Basic Value Equity                        (23.96)%    2.86%      5.20%       |  (4.18)%    2.86%      --        6.19%
EQ/MFS Emerging Growth Companies                     (41.38)%   (6.82)%    (2.85)%      | (35.04)%   (6.82)%     --       (1.36)%
EQ/MFS Investors Trust                               (28.25)%      --     (14.04)%      | (17.15)%      --       --      (11.50)%
EQ/Money Market ***                                   (6.03)%    1.71%      5.01%       |   0.34%     1.71%    2.98%       5.01%
EQ/Putnam Growth & Income Value                      (26.32)%   (5.07)%    (1.67)%      | (10.83)%   (5.07)%     --       (0.77)%
EQ/Putnam International Equity                       (23.93)%   (0.83)%   (10.76)%      | (21.35)%   (0.83)%     --        1.69%
EQ/Putnam Voyager                                    (33.51)%   (7.08)%   (19.86)%      | (27.86)%   (7.08)%     --       (1.46)%
EQ/Small Company Index                                   --         --         --       | (11.87)%      --       --       (4.55)%
------------------------------------------------------------------------------------------------------------------------------------


 + Unannualized (including Since Inception values if time since inception is less than one year)


  * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Money Market (7/31/81); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Growth and Income, EQ/High Yield and EQ/Alliance Quality Bond (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and EQ/FI Small/ Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, and EQ/Putnam Voyager, (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (10/22/01);



                                                       Investment performance 43

    AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/ Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/International Equity Index, EQ/J.P. Morgan Core Bond and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

 ** The portfolio inception dates are: EQ/Aggressive Stock and EQ/Balanced
    (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Growth and Income (10/1/93); EQ/High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/ 99);
    EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth,, EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Health Care, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31,
    2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** The inception dates for the portfolios footnoted are for portfolios of The
    Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. In each case, the performance, shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.


44 Investment performance

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:


o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;


o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:
--------------------------------------------------------------------------------
Barron's                                  Institutional Investor
Money Management Letter                   Investor's Business Daily
Morningstar's Variable Annuity            Money
     Sourcebook                           The New York Times
Investment Dealers Digest                 Kiplinger's Personal Finance
Business Week                             The Wall Street Journal
National Underwriter                      Financial Planning
Forbes                                    The Los Angeles Times
Pension & Investments                     Investment Adviser
Fortune                                   The Chicago Tribune
USA Today                                 Investment Management Weekly
--------------------------------------------------------------------------------

From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks therefore may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the MOMENTUM PLUS(SM) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/High Yield and EQ/Alliance Quality Bond options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Money Market option. The current yields and effective yields assume the deduction of all contract charges and expenses other than the quarterly administrative charge, withdrawal charge and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. For more information, see "EQ/Money Market option yield information" and "Other yield information" in the SAI.



                                                      Investment performance  45

                      (This page intentionally left blank)

Appendix: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.




 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
 INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR
 AFTER DECEMBER 31, 2002.
--------------------------------------------------------------------------------------------
                                                  For the years ending December 31,
                                         ---------------------------------------------------
                                              1993         1994         1995         1996
--------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
--------------------------------------------------------------------------------------------
 Unit value                                 $105.90      $100.49      $130.50      $157.31
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             12          350          718        1,070
--------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------
 Unit value                                 $105.01      $101.38      $132.47      $162.39
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             12          330          706        1,039
--------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------
 Unit value                                      --      $ 99.06      $121.25      $143.63
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --            9           67          121
--------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------
 Unit value                                 $100.44      $ 94.76      $105.94      $108.45
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)              1           64           88           81
--------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                               For the years ending December 31,
                                         ----------------------------------------------------------------------------
                                              1997         1998         1999         2000         2001         2002
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $106.72
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --            2
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $ 78.97
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $ 78.06
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $ 76.42
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $ 67.86
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $ 79.08
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --            1
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $ 62.00
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --            1
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $ 73.69
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------------
 Unit value                                      --           --           --           --           --      $ 56.63
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
---------------------------------------------------------------------------------------------------------------------
 Unit value                                 $171.96      $170.12      $199.45      $170.92      $126.48      $ 88.98
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          1,220        1,098          878          671          495          365
---------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
---------------------------------------------------------------------------------------------------------------------
 Unit value                                 $207.00      $264.22      $326.32      $276.76      $244.28      $161.06
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          1,192        1,133        1,032          792          561          398
---------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                 $179.60      $214.14      $250.67      $269.45      $262.37      $204.30
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)            183          209          217          183          149          117
---------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------
 Unit value                                 $114.78      $122.00      $120.52      $129.80      $138.49      $148.72
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)             77           76           63           34           33           42
---------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-1

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
 OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002. (CONTINUED)
--------------------------------------------------------------------------------------------
                                               For the years ending December 31,
                                       -----------------------------------------------------
                                            1993        1994         1995         1996
--------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------
 Unit value                                    --          --      $104.15      $112.81
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --            3           54
--------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------
 Unit value                                    --     $ 99.07      $114.38      $118.87
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           3           17           28
--------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Alliance Technology
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Balanced
--------------------------------------------------------------------------------------------
 Unit value                               $101.63     $ 92.22      $108.95      $120.01
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)            9         188          336          417
--------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------
 Unit value                                    --     $100.94      $135.92      $164.08
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           3           44          128
--------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/Fi Small/Mid Cap Value
--------------------------------------------------------------------------------------------
 Unit value                                    --          --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --           --           --
--------------------------------------------------------------------------------------------
 EQ/High Yield
--------------------------------------------------------------------------------------------
 Unit value                               $106.74     $102.37      $121.10      $146.80
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)            1          38           70           94
--------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                       ------------------------------------------------------------------------------
                                            1997         1998         1999         2000        2001        2002
---------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
---------------------------------------------------------------------------------------------------------------------
 Unit value                               $107.89      $117.68      $159.96      $121.48     $ 92.42     $ 82.14
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           85           87           84           69          58         260
---------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --      $116.36      $ 93.68     $ 70.27     $ 47.72
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --            6           23          25          23
---------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                               $127.99      $137.23     $ 132.67      $145.91     $155.87     $165.98
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           37           47           41           37          40          38
---------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                               $125.54      $118.55      $149.59      $168.23     $144.34     $ 99.56
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)            8           41           34           48          50          47
---------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --           --      $ 66.10     $ 49.26     $ 28.78
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           10          14          13
---------------------------------------------------------------------------------------------------------------------
 EQ/Balanced
---------------------------------------------------------------------------------------------------------------------
 Unit value                               $136.14      $158.63      $184.34      $179.45     $173.76     $149.96
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          439          375          321          244         222         312
---------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --        95.93           --     $ 94.36     $ 80.39
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --          25          25
---------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --      $107.57      $103.04     $ 86.71     $ 62.91
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --      $129.55      $103.40     $ 80.69     $ 67.62
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --           1           2
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --      $106.78      $111.57     $107.84     $ 80.14
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --            1          --          20
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --      $101.64      $103.87     $100.40     $ 75.60
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --          --           1
---------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --      $ 86.23      $166.52      $ 98.49     $ 92.15     $ 85.53
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --            1           11           17          16          14
---------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------
 Unit value                               $214.58      $271.11      $321.97      $287.20     $249.47     $191.48
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          231          283          304          253         203         146
---------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --      $106.57      $ 92.82     $ 75.99     $ 56.96
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --          --           1
---------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --           --      $ 99.98     $ 85.40     $ 68.69
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --           1           4
---------------------------------------------------------------------------------------------------------------------
 EQ/Fi Small/Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --      $ 83.08      $ 83.43      $ 86.54     $ 88.78     $ 74.70
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --            2            7           11          23          35
---------------------------------------------------------------------------------------------------------------------
 EQ/High Yield
---------------------------------------------------------------------------------------------------------------------
 Unit value                               $171.56      $160.53      $153.05      $137.94     $137.35     $131.83
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          110          100           82           66          52          38
---------------------------------------------------------------------------------------------------------------------


I-2 Appendix: Condensed financial information

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
 OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002. (CONTINUED)
--------------------------------------------------------------------------------------------
                                                For the years ending December 31,
                                       -----------------------------------------------------
                                            1993         1994         1995         1996
--------------------------------------------------------------------------------------------
 EQ/International Equity Index
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------
 Unit value                               $100.47      $103.10      $107.55      $111.75
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           62          474          299          307
--------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --
--------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                          For the years ending December 31,
                                       ------------------------------------------------------------------------------
                                            1997        1998        1999        2000        2001        2002
---------------------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --          --          --          --     $ 80.63
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --          --          --          --     $107.02
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --          --          --           1
---------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --          --     $ 83.94     $ 63.79     $ 43.85
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --          --          --           4
---------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --     $ 97.34     $113.81     $132.19     $112.34
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --          --           3           6
---------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --          --          --     $105.90     $ 92.39
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --          --          --           1
---------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --     $ 98.58     $115.67     $127.60     $132.83     $109.20
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           2          14          18          27          28
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --     $107.73     $184.57     $147.79     $ 96.14     $ 62.29
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           7          87         142         140          94
---------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --     $104.48     $102.36     $ 84.83     $ 66.10
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --           1          --           1
---------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------
 Unit value                               $116.21     $120.76     $125.06     $131.10     $134.30     $134.47
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          325         322         331         231         220         162
---------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --     $101.60     $ 98.87     $104.15     $ 95.74     $ 76.45
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           2          11          16          17          18
---------------------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --     $137.09     $118.59     $ 91.80     $ 75.49
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --           3           3          17
---------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --     $122.56     $ 99.43     $ 74.09     $ 53.83
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --           2           3           3
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------
 Unit value                                    --          --          --          --          --     $ 81.52
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-3

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page

Additional Information About The MOMENTUM PLUS(SM) Program                  2
The Reorganization                                                          3
Accumulation Unit Values                                                    3

Description Of Contribution Sources For The MOMENTUM PLUS(SM) Program       3
How We Deduct The MOMENTUM PLUS(SM) Quarterly Administrative Charge         4
Custodian And Independent Accountants                                       4
EQ/Money Market Option Yield Information                                    4
Other Yield Information                                                     5
Distribution of The Contracts                                               5
ERISA Information Statement                                                 5
Financial Statements                                                        5



How to Obtain a MOMENTUM PLUS(SM) Statement of Additional Information for Separate Account A

Call 1-800-528-0204 or send this request form to:

     AXA Equitable Life

     MOMENTUM(SM) Administration Services
     P.O. Box 2919
     New York, NY 1016

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a MOMENTUM PLUS(SM) SAI dated May 1, 2003.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip






888-1310A

Momentum Plus(SM)
A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2003




--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Momentum Plus(SM) Prospectus, dated May 1, 2003. That Prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed interest options are part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 2919, New York, NY 10116), by calling toll free, 1-800-528-0204, or by contacting your financial professional.

TABLE OF CONTENTS

Additional Information About The Momentum
     Plus(SM) Program                                                        2
The Reorganization                                                           3
Accumulation Unit Values                                                     3
Description of Contribution Sources For The
     Momentum Plus(SM) Program                                               3
How We Deduct The Momentum Plus(SM) Quarterly
     Administrative Charge                                                   4

Custodian and Independent Accountants                                        4
EQ/Money Market Option Yield Information                                     4

Other Yield Information                                                      5

Distribution of The Contracts                                                5

ERISA Information Statement                                                  5
Financial Statements                                                         5




   Copyright 2003 The Equitable Life Assurance Society of the United States
            1290 Avenue of the Americas, New York, New York 10104.
All rights reserved. Momentum Plus(SM) is a service mark of The Equitable Life
                    Assurance Society of the United States.



888-1310A

                                                                          x00504

ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS(SM) PROGRAM


Master Plan eligibility requirements

Under the Master Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.


Vesting under the Master Plan

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Master Plan. The participant's retirement account value attributable to salary-deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retire-ment age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:



------------------------------------------------------------
Years     Schedule A   Schedule B   Schedule C   Schedule D
of        Vested       Vested       Vested       Vested
Service   Percentage   Percentage   Percentage   Percentage
------------------------------------------------------------
    1           0%           0%           0%         100%
    2         100           20            0          100
    3         100           40          100          100
    4         100           60          100          100
    5         100           80          100          100
    6         100          100          100          100
------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Master Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:


---------------------------------------
                Schedule E   Schedule F
Years of        Vested       Vested
Service         Percentage   Percentage
---------------------------------------
  Less than 2         0%           0%
       2             20            0
       3             40          100
       4             60          100
       5             80          100
       6            100          100
---------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service, increasing 20% per year thereafter.

Benefit distributions

in receiving benefits (including annuity payments) under a Master Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:



---------------------------------------------------------------------
                       Form received
                       at the                  When eligible
Type of                processing              to receive
distribution           office                  distribution
---------------------------------------------------------------------
Single Sum             N/A                     The 1st business day
Payments                                       that is 7 calendar
                                               days after we receive
Annuities                                      the form.
---------------------------------------------------------------------
In-Service             N/A                     The business day on
Withdrawals                                    which we receive the
                                               form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
---------------------------------------------------------------------
Installment Payments   1st through 25th        The 1st business day
                       business day of         of the following cal-
                       month inclusive. 26th   endar month. The 1st
                       through 31st busi-      business day of the
                       ness day of month       second following
                       inclusive.              calendar month.
---------------------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity pay-ments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.


THE REORGANIZATION


Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the EQ/Money Market option, the EQ/Balanced option, the EQ/Alliance Common Stock option and the EQ/Aggressive Stock option, was organized as an open-end management investment company. Each separate account had its own investment objectives and policies. Collectively, these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the Predecessor Separate Accounts.

On December 18, 1987, the Predecessor Separate Accounts were combined in part and reorganized into the EQ/Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the Predecessor Separate Accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding variable investment options of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these variable investment options were replaced by shares of portfolios of The Hudson River Trust corresponding to these variable investment options of Separate Account A. On October 18, 1999, the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.



ACCUMULATION UNIT VALUES

Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus(SM).

The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

       (a/b) - c

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust or AXA Premier VIP Trust, as applicable (the "Trusts"). This share value is after deduction for investment advisory fees and other fees and direct expenses of such trusts.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily asset charge for expenses of Separate Account A multiplied by the number of calendar days in the valuation period.


DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS(SM) PROGRAM

There are six types of sources of contributions under qualified plans:

Employer contributions

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

Matching contributions

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's post-tax contributions or salary deferral contributions to the plan.

Post-tax contributions

These are after-tax contributions made by a participant in accordance with the terms of a plan.

Salary-deferral contributions

These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

Prior plan contributions


These are contributions that are rolled over directly or indirectly from another qualified plan, Section 403(b) plan, governmental Section 457(b) plan or a conduit IRA (as described in Section 408(d)(3)(A)(ii) of the Code). In addition, surviving spouses could rollover distributions that they have received as beneficiaries from another Section 401, Section 403(b) and governmental 457(b) plan into this plan. After-tax contributions may also be rolled over.


Qualified non-elective and qualified matching contributions

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of

Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Master Plan.


HOW WE DEDUCT THE MOMENTUM PLUS(SM) QUARTERLY ADMINISTRATIVE CHARGE


Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, EQ/Alliance Common Stock, EQ/Balanced, EQ/Aggressive Stock, EQ/Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/Alliance Growth and Income, EQ/Equity 500 Index, EQ/High Yield, EQ/Alliance International, EQ/Alliance Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining EQ Advisors Trust portfolios and the AXA Premier VIP Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.


For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the EQ/Alliance Common Stock option, then EQ/Balanced, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trusts owned by Separate Account A.


The financial statements of Separate Account A as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, and the consolidated financial statements of Equitable Life as of December 31, 2002 and 2001, and for each of the three years ended December 31, 2002 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


EQ/MONEY MARKET OPTION YIELD INFORMATION

The EQ/Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in an accumulation unit value is computed by subtracting the accumulation unit value at the beginning of the period from an accumulation unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the quarterly administrative charge, which is not reflected in the unit value. See the applicable "Administrative charge" under "Charges and expenses" in the Prospectus. Accumulation unit values reflect all other accrued expenses of the EQ/Money Market option.


The adjusted net change is divided by the accumulation unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the quarterly administrative charge that is deducted from the EQ/Money Market option will vary for each participant depending upon how the retirement account value is allocated among the investment options. To determine the effect of the quarterly administrative charge on the yield, we start with the total dollar amount of the charges deducted from the option during the twelve-month period ending on the last day of the prior year divided by 4. We multiply this amount by 7/91.25 to produce an average administrative charge factor which we use in all weekly yield computations for the next quarter. The average administrative charge is then divided by the number of Momentum Plus(SM) EQ/Money Market option accumulation units as of the end of the prior calendar year. We deduct the resulting quotient from the net change in accumulation unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)(365/7) - 1. The EQ/Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of accumulation units of the EQ/Money Market option will fluctuate and not remain constant.

The EQ/Money Market option yields reflect charges that are not normally reflected in the yields of other investments. Therefore they may be lower when compared with yields of other investments. The EQ/Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account option or bank deposits. Nor should the yields be compared to the yields of money market funds made available to the general public. Yields of money market funds usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.


The seven-day current yield for the EQ/Money Market option was -0.50% for the period ended December 31, 2002. The effective yield for that period was -0.49%. Because these yields reflect the deduction of variable investment option expenses, including the quarterly admin-istrative charge, they are lower than the corresponding yield figures for the EQ/Money Market portfolio, which reflect only the deduction of Trust-level expenses.



OTHER YIELD INFORMATION

We calculate 30-day yield information for the EQ/Alliance Quality Bond and EQ/High Yield Funds. We derive the 30-day rate of return from the actual change in the share value reported to us by the Trusts. This amount does not include capital changes of the variable investment option's shares of the corresponding portfolio during the period. We reduce the net change by (a) the daily charges we deduct from your variable investment options for contract expenses times the number of calendar days in the period, and (b) the annual administrative charge.

We obtain the effective yield by giving effect to the compounding nature of the option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The effective yields for the 30-day period ended December 31, 2002 were 1.11% for the EQ/Alliance Quality Bond option and 9.18% for the EQ/High Yield option. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the yield figures for the corresponding portfolios, which reflect only the deduction of Trust-level expenses.



DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2002, 2001 and 2000. Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A $536,113,253 in 2002, $543,488,990 in 2001 and $666,577,890
in 2000. Of these amounts, AXA Advisors retained $283,213,274, $277,057,837 and $385,314,054, respectively.



ERISA INFORMATION STATEMENT

The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. Equitable Life, AXA Network, LLC ("AXA Network"), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of Equitable Life. Equitable Life has retained its affiliate AXA Network as its general agent to distribute Equitable Life policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of Equitable Life products by the Financial Professionals, including training, wholesaling support and other marketing functions. Equitable Life pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale. Each licensed Financial Professional of AXA Advisors named ("Financial Professional") will receive compensation from Equitable Life for the sale and servicing of a Momentum Plus(SM) contract. ("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum Plus(SM) Contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of Equitable Life.

Schedule of Maximum Commission and Service Fees: AXA Network pays premium-based compensation on Momentum Plus(SM) contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 2.0% on all contributions made. Compensation is not payable on transfers to the contract from another Equitable Life funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum Plus(SM) contract.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.....................................     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2002............     FSA-3
   Statements of Operations for the Year Ended December 31, 2002......    FSA-15
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2002 and 2001.......................................    FSA-21
   Notes to Financial Statements......................................    FSA-32


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.....................................       F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002 and 2001............       F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2002,
     2001 and 2000....................................................       F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2002, 2001 and 2000.............       F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2002, 2001 and 2000..............................................       F-5
   Notes to Consolidated Financial Statements.........................       F-7


                                     FSA-1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                         AXA Premier VIP
                                                     AXA Premier VIP   AXA Premier VIP    International
                                                        Core Bond        Health Care         Equity
                                                    ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value     $71,497,052       $15,053,631       $14,573,665
Receivable for The Trusts shares sold .............             --                --                --
Receivable for policy-related transactions ........        188,886            31,063           118,570
                                                       -----------       -----------       -----------
  Total assets ....................................     71,685,938        15,084,694        14,692,235
                                                       -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........        188,886            31,063           118,570
Payable for policy-related transactions ...........             --                --                --
                                                       -----------       -----------       -----------
  Total liabilities ...............................        188,886            31,063           118,570
                                                       -----------       -----------       -----------
Net Assets ........................................    $71,497,052       $15,053,631       $14,573,665
                                                       ===========       ===========       ===========
Net Assets:
Accumulation Units ................................    $44,423,431       $10,224,607       $ 9,802,018
Contracts in payout (annuitization) period ........             --                --                --
Retained by Equitable Life in Separate
 Account A ........................................     27,073,621         4,829,024         4,771,647
                                                       -----------       -----------       -----------
Total net assets ..................................    $71,497,052       $15,053,631       $14,573,665
                                                       ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......    $69,900,828       $17,132,903       $16,310,101
The Trusts ........................................
 Class A ..........................................        105,128           100,556           100,556
 Class B ..........................................      6,791,716         1,779,574         1,740,882



                                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                                       Core Equity          Growth            Value           Cap Growth
                                                    ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value     $14,126,016       $18,009,744       $19,186,270       $22,412,666
Receivable for The Trusts shares sold .............             --                --             2,852                --
Receivable for policy-related transactions ........         29,814            10,951                --            22,530
                                                       -----------       -----------       -----------       -----------
  Total assets ....................................     14,155,830        18,020,695        19,189,122        22,435,196
                                                       -----------       -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........         29,814            10,951                --            22,530
Payable for policy-related transactions ...........             --                --             2,852                --
                                                       -----------       -----------       -----------       -----------
  Total liabilities ...............................         29,814            10,951             2,852            22,530
                                                       -----------       -----------       -----------       -----------
Net Assets ........................................    $14,126,016       $18,009,744       $19,186,270       $22,412,666
                                                       ===========       ===========       ===========       ===========
Net Assets:
Accumulation Units ................................    $ 9,464,738       $13,852,464       $14,347,812       $18,611,296
Contracts in payout (annuitization) period ........             --                --                --                --
Retained by Equitable Life in Separate
 Account A ........................................      4,661,278         4,157,280         4,838,458         3,801,370
                                                       -----------       -----------       -----------       -----------
Total net assets ..................................    $14,126,016       $18,009,744       $19,186,270       $22,412,666
                                                       ===========       ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......    $16,724,791       $21,702,568       $22,593,215       $28,045,198
The Trusts ........................................
 Class A ..........................................        101,030           100,556           101,268           100,556
 Class B ..........................................      1,726,473         2,517,239         2,303,107         3,465,763

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                         AXA Premier VIP
                                     AXA Premier VIP   AXA Premier VIP    International
                                        Core Bond        Health Care         Equity
                                    ----------------- ----------------- ----------------
Unit value:
Class A 0.74% .....................           --                --               --
Class A 0.74% .....................           --                --               --
Class A 1.34%, 1.40% or 1.49% .....           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.45% .....................           --                --               --
Class B 0.50% .....................     $ 107.64          $  79.66          $ 78.74
Class B 0.70% .....................     $ 107.42          $  79.50          $ 78.58
Class B 0.90% .....................     $ 107.20          $  79.33          $ 78.42
Class B 0.90% .....................           --                --               --
Class B 0.95% .....................     $ 107.15          $  79.29          $ 78.38
Class B 1.20% .....................     $ 106.88          $  79.09          $ 78.18
Class B 1.34% .....................     $ 106.73          $  78.98          $ 78.07
Class B 1.34% .....................           --          $ 103.48          $ 89.80
Class B 1.35% .....................     $ 106.72          $  78.97          $ 78.06
Class B 1.45% .....................     $ 106.61          $  78.89          $ 77.98

Units outstanding (000's):
Class A 0.74% .....................           --                --               --
Class A 0.74% .....................           --                --               --
Class A 1.34%, 1.40% or 1.49% .....           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.45% .....................           --                --               --
Class B 0.50% .....................           --                --               --
Class B 0.70% .....................           --                --               --
Class B 0.90% .....................           --                --               --
Class B 0.90% .....................           --                --               --
Class B 0.95% .....................           64                10               24
Class B 1.20% .....................           83                17               17
Class B 1.34% .....................          267               102               84
Class B 1.34% .....................           --                --               --
Class B 1.35% .....................            2                --               --
Class B 1.45% .....................           --                --               --



                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                       Core Equity          Growth            Value           Cap Growth
                                    ----------------- ----------------- ----------------- -----------------
Unit value:
Class A 0.74% .....................           --                --                --                --
Class A 0.74% .....................           --                --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.45% .....................           --                --                --                --
Class B 0.50% .....................      $ 77.08           $ 68.45           $ 79.76           $ 62.53
Class B 0.70% .....................      $ 76.92           $ 68.31           $ 79.60           $ 62.40
Class B 0.90% .....................      $ 76.77           $ 68.17           $ 79.44           $ 62.27
Class B 0.90% .....................      $ 76.69                --                --                --
Class B 0.95% .....................      $ 76.73           $ 68.14           $ 79.40           $ 62.24
Class B 1.20% .....................      $ 76.54           $ 67.96           $ 79.20           $ 62.08
Class B 1.34% .....................      $ 76.43           $ 67.87           $ 79.08           $ 93.12
Class B 1.34% .....................           --                --                --           $ 62.00
Class B 1.35% .....................      $ 76.42           $ 67.86           $ 79.08           $ 62.00
Class B 1.45% .....................      $ 76.34           $ 67.79           $ 79.00           $ 61.93

Units outstanding (000's):
Class A 0.74% .....................           --                --                --                --
Class A 0.74% .....................           --                --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.45% .....................           --                --                --                --
Class B 0.50% .....................           --                --                --                --
Class B 0.70% .....................           --                --                --                --
Class B 0.90% .....................           --                --                --                --
Class B 0.90% .....................           --                --                --                --
Class B 0.95% .....................           11                33                21                43
Class B 1.20% .....................           21                32                32                43
Class B 1.34% .....................           92               139               128               213
Class B 1.34% .....................           --                --                --                --
Class B 1.35% .....................           --                --                 1                 1
Class B 1.45% .....................           --                --                --                --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       AXA Premier VIP     AXA Premier VIP
                                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                    --------------------- ----------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value       $25,522,098         $ 7,217,936        $  891,138,823
Receivable for The Trusts shares sold .............              682                  --             1,794,534
Receivable for policy-related transactions ........               --             121,741                    --
                                                         -----------         -----------        --------------
  Total assets ....................................       25,522,780           7,339,677           892,933,357
                                                         -----------         -----------        --------------
Liabilities:
Payable for The Trusts shares purchased ...........               --             121,741                    --
Payable for policy-related transactions ...........              682                  --             1,405,840
                                                         -----------         -----------        --------------
  Total liabilities ...............................              682             121,741             1,405,840
                                                         -----------         -----------        --------------
Net Assets ........................................      $25,522,098         $ 7,217,936        $  891,527,517
                                                         ===========         ===========        ==============
Net Assets:
Accumulation Units ................................      $21,008,305         $ 3,753,167        $  888,862,715
Contracts in payout (annuitization) period ........               --                  --             1,712,896
Retained by Equitable Life in Separate
 Account A ........................................        4,513,793           3,464,769               951,906
                                                         -----------         -----------        --------------
Total net assets ..................................      $25,522,098         $ 7,217,936        $  891,527,517
                                                         ===========         ===========        ==============
Investments in shares of The Trusts, at cost ......      $30,679,445         $10,023,369        $1,722,301,321
The Trusts ........................................
 Class A ..........................................          100,556             100,556            54,283,158
 Class B ..........................................        3,315,762           1,156,593               452,156



                                                                                            EQ/Alliance
                                                                                            Intermediate
                                                       EQ/Alliance        EQ/Alliance        Government     EQ/Alliance
                                                       Common Stock    Growth and Income     Securities    International
                                                    ----------------- ------------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value   $3,328,362,733      $  844,519,816    $198,293,407    $485,085,550
Receivable for The Trusts shares sold .............       3,623,165             430,133       1,199,396         558,832
Receivable for policy-related transactions ........              --                  --              --              --
                                                     --------------      --------------    ------------    ------------
  Total assets ....................................   3,331,985,898         844,949,949     199,492,803     485,644,382
                                                     --------------      --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ...........              --                  --              --              --
Payable for policy-related transactions ...........       3,098,478             462,094         871,983         877,228
                                                     --------------      --------------    ------------    ------------
  Total liabilities ...............................       3,098,478             462,094         871,983         877,228
                                                     --------------      --------------    ------------    ------------
Net Assets ........................................  $3,328,887,420      $  844,487,855    $198,620,820    $484,767,154
                                                     ==============      ==============    ============    ============
Net Assets:
Accumulation Units ................................  $3,306,221,409      $  839,072,202    $197,970,847    $482,477,778
Contracts in payout (annuitization) period ........      19,770,124           5,322,283         645,578       1,253,929
Retained by Equitable Life in Separate
 Account A ........................................       2,895,887              93,370           4,395       1,035,447
                                                     --------------      --------------    ------------    ------------
Total net assets ..................................  $3,328,887,420      $  844,487,855    $198,620,820    $484,767,154
                                                     ==============      ==============    ============    ============
Investments in shares of The Trusts, at cost ......  $6,047,696,273      $1,089,173,383    $197,612,940    $504,975,613
The Trusts ........................................
 Class A ..........................................     310,013,496          58,916,635      15,130,970      62,842,043
 Class B ..........................................       7,472,922           6,752,112       4,144,890       4,262,859

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                       AXA Premier VIP     AXA Premier VIP
                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                    --------------------- ----------------- ---------------------
Unit value:
Class A 0.74% .....................             --                  --                  --
Class A 0.74% .....................             --                  --                  --
Class A 1.34%, 1.40% or 1.49% .....             --                  --            $  47.48
Class A 1.35% .....................             --                  --            $  88.98
Class A 1.35% .....................             --                  --            $  84.51
Class A 1.45% .....................             --                  --            $  47.01
Class B 0.50% .....................        $ 74.33             $ 57.12            $  46.48
Class B 0.70% .....................        $ 74.18             $ 57.00            $  50.77
Class B 0.90% .....................        $ 74.03             $ 56.89            $  47.80
Class B 0.90% .....................             --                  --            $  39.17
Class B 0.95% .....................        $ 73.99             $ 56.86            $  50.34
Class B 1.20% .....................        $ 73.80             $ 56.71            $  47.01
Class B 1.34% .....................        $ 73.70             $ 56.63                  --
Class B 1.34% .....................        $ 94.23             $ 86.91                  --
Class B 1.35% .....................        $ 73.69             $ 56.63                  --
Class B 1.45% .....................        $ 73.62             $ 56.57                  --

Units outstanding (000's):
Class A 0.74% .....................             --                  --                  --
Class A 0.74% .....................             --                  --                  --
Class A 1.34%, 1.40% or 1.49% .....             --                  --              14,602
Class A 1.35% .....................             --                  --                 365
Class A 1.35% .....................             --                  --               1,841
Class A 1.45% .....................             --                  --                   5
Class B 0.50% .....................             --                  --                  --
Class B 0.70% .....................             --                  --                  --
Class B 0.90% .....................             --                  --                  --
Class B 0.90% .....................             --                  --                  34
Class B 0.95% .....................             32                   4                  30
Class B 1.20% .....................             36                   9                  95
Class B 1.34% .....................            217                  53                  --
Class B 1.34% .....................             --                  --                  --
Class B 1.35% .....................             --                  --                  --
Class B 1.45% .....................             --                  --                  --



                                                                        EQ/Alliance
                                                                        Intermediate
                                      EQ/Alliance      EQ/Alliance       Government    EQ/Alliance
                                     Common Stock   Growth and Income    Securities   International
                                    -------------- ------------------- ------------- --------------
Unit value:
Class A 0.74% .....................    $ 256.52               --         $  74.44            --
Class A 0.74% .....................    $ 277.87               --               --            --
Class A 1.34%, 1.40% or 1.49% .....    $ 197.84         $ 204.07         $ 154.25       $ 82.20
Class A 1.35% .....................    $ 161.06         $ 204.30         $ 148.72       $ 82.14
Class A 1.35% .....................    $ 154.15               --               --            --
Class A 1.45% .....................    $  62.45         $  97.61         $ 125.44       $ 64.65
Class B 0.50% .....................    $  52.86         $  75.41         $ 120.24       $ 62.95
Class B 0.70% .....................    $  55.52         $  85.76         $ 125.51       $ 65.79
Class B 0.90% .....................    $  64.63         $ 100.27         $ 127.05       $ 67.72
Class B 0.90% .....................    $  57.75               --               --            --
Class B 0.95% .....................    $  55.05         $  85.04         $ 124.46       $ 65.24
Class B 1.20% .....................    $  62.46         $  97.62         $ 125.45       $ 64.53
Class B 1.34% .....................          --               --               --            --
Class B 1.34% .....................          --               --               --            --
Class B 1.35% .....................          --               --               --            --
Class B 1.45% .....................          --               --               --            --

Units outstanding (000's):
Class A 0.74% .....................         165               --               45            --
Class A 0.74% .....................          50               --               --            --
Class A 1.34%, 1.40% or 1.49% .....      12,250            3,569              945         5,237
Class A 1.35% .....................         398              117               42           260
Class A 1.35% .....................       4,419               --               --            --
Class A 1.45% .....................          27                7                1             4
Class B 0.50% .....................          --               --               --            --
Class B 0.70% .....................          --               --               --            --
Class B 0.90% .....................          --                7                1             8
Class B 0.90% .....................          51               --               --            --
Class B 0.95% .....................         365              316              145           189
Class B 1.20% .....................         905              600              193           272
Class B 1.34% .....................          --               --               --            --
Class B 1.34% .....................          --               --               --            --
Class B 1.35% .....................          --               --               --            --
Class B 1.45% .....................          --               --               --            --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                     Premier Growth   Quality Bond   Small Cap Growth
                                                    ---------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value    $148,220,272    $197,480,999     $234,466,898
Receivable for The Trusts shares sold .............             --              --               --
Receivable for policy-related transactions ........        136,537          54,788           48,297
                                                      ------------    ------------     ------------
  Total assets ....................................    148,356,809     197,535,787      234,515,195
                                                      ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........        137,156          67,033           66,123
Payable for policy-related transactions ...........             --              --               --
                                                      ------------    ------------     ------------
  Total liabilities ...............................        137,156          67,033           66,123
                                                      ------------    ------------     ------------
Net Assets ........................................   $148,219,653    $197,468,754     $234,449,072
                                                      ============    ============     ============
Net Assets:
Accumulation Units ................................   $148,021,982    $196,490,018     $233,638,376
Contracts in payout (annuitization) period ........             --         963,063          701,756
Retained by Equitable Life in Separate
 Account A ........................................        197,671          15,673          108,940
                                                      ------------    ------------     ------------
Total net assets ..................................   $148,219,653    $197,468,754     $234,449,072
                                                      ============    ============     ============
Investments in shares of The Trusts, at cost ......   $214,219,617    $194,722,331     $341,760,157
The Trusts ........................................
 Class A ..........................................             --      15,832,570       22,854,403
 Class B ..........................................     29,444,774       3,600,477        3,177,980



                                                     EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                      Technology     EQ/Balanced     Diversified Value   Socially Responsible
                                                    ------------- ----------------- ------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $61,309,203   $1,570,463,876       $186,665,255          $5,234,701
Receivable for The Trusts shares sold .............      172,711        2,087,332                 --                  --
Receivable for policy-related transactions ........           --               --            298,027              47,939
                                                     -----------   --------------       ------------          ----------
  Total assets ....................................   61,481,914    1,572,551,208        186,963,282           5,282,640
                                                     -----------   --------------       ------------          ----------
Liabilities:
Payable for The Trusts shares purchased ...........           --               --            296,023              47,939
Payable for policy-related transactions ...........      172,958        1,951,971                 --                  --
                                                     -----------   --------------       ------------          ----------
  Total liabilities ...............................      172,958        1,951,971            296,023              47,939
                                                     -----------   --------------       ------------          ----------
Net Assets ........................................  $61,308,956   $1,570,599,237       $186,667,259          $5,234,701
                                                     ===========   ==============       ============          ==========
Net Assets:
Accumulation Units ................................  $61,083,402   $1,563,100,963       $186,391,528          $3,908,553
Contracts in payout (annuitization) period ........           --        5,842,809                 --                  --
Retained by Equitable Life in Separate
 Account A ........................................      225,554        1,655,465            275,731           1,326,148
                                                     -----------   --------------       ------------          ----------
Total net assets ..................................  $61,308,956   $1,570,599,237       $186,667,259          $5,234,701
                                                     ===========   ==============       ============          ==========
Investments in shares of The Trusts, at cost ......  $80,067,665   $1,863,283,573       $214,931,699          $6,700,377
The Trusts ........................................
 Class A ..........................................          500      119,689,573                 --                  --
 Class B ..........................................   20,532,104        5,586,951         18,614,495             890,287

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                       EQ/Alliance     EQ/Alliance      EQ/Alliance
                                     Premier Growth   Quality Bond   Small Cap Growth
                                    ---------------- -------------- ------------------
Unit value:
Class A 0.74% .....................          --               --              --
Class A 0.74% .....................          --               --              --
Class A 1.34%, 1.40% or 1.49% .....          --         $ 157.39         $ 99.61
Class A 1.35% .....................          --         $ 165.98         $ 99.56
Class A 1.35% .....................          --               --              --
Class A 1.45% .....................          --         $ 124.83         $ 72.71
Class B 0.50% .....................     $ 44.22         $ 120.40         $ 52.55
Class B 0.70% .....................     $ 48.79         $ 125.91         $ 88.17
Class B 0.90% .....................     $ 48.46         $ 126.38         $ 73.89
Class B 0.90% .....................          --               --              --
Class B 0.95% .....................     $ 48.38         $ 124.85         $ 87.42
Class B 1.20% .....................     $ 47.97         $ 124.90         $ 72.72
Class B 1.34% .....................     $ 47.74               --              --
Class B 1.34% .....................          --               --              --
Class B 1.35% .....................     $ 47.72               --              --
Class B 1.45% .....................     $ 47.56               --              --

Units outstanding (000's):
Class A 0.74% .....................          --               --              --
Class A 0.74% .....................          --               --              --
Class A 1.34%, 1.40% or 1.49% .....          --              976           2,012
Class A 1.35% .....................          --               38              47
Class A 1.35% .....................          --               --              --
Class A 1.45% .....................          --                1               3
Class B 0.50% .....................          --               --              --
Class B 0.70% .....................          --               --              --
Class B 0.90% .....................           1                2               2
Class B 0.90% .....................          --               --              --
Class B 0.95% .....................         265              132             150
Class B 1.20% .....................         383              158             206
Class B 1.34% .....................       2,421               --              --
Class B 1.34% .....................          --               --              --
Class B 1.35% .....................          23               --              --
Class B 1.45% .....................           2               --              --



                                     EQ/Alliance                    EQ/Bernstein          EQ/Calvert
                                      Technology   EQ/Balanced   Diversified Value   Socially Responsible
                                    ------------- ------------- ------------------- ---------------------
Unit value:
Class A 0.74% .....................         --            --               --                   --
Class A 0.74% .....................         --            --               --                   --
Class A 1.34%, 1.40% or 1.49% .....         --      $  42.91               --                   --
Class A 1.35% .....................         --      $ 149.96               --                   --
Class A 1.35% .....................         --      $ 149.01               --                   --
Class A 1.45% .....................         --      $  96.40               --                   --
Class B 0.50% .....................    $ 33.73      $  82.10          $ 89.18              $ 57.22
Class B 0.70% .....................    $ 29.30      $  89.58          $ 82.19              $ 64.32
Class B 0.90% .....................    $ 29.14      $  99.02          $ 81.63              $ 63.89
Class B 0.90% .....................         --      $  86.02               --                   --
Class B 0.95% .....................    $ 29.10      $  88.83          $ 86.43              $ 81.77
Class B 1.20% .....................    $ 28.90      $  96.39          $ 80.81              $ 63.23
Class B 1.34% .....................    $ 28.78            --          $ 80.42              $ 62.93
Class B 1.34% .....................         --            --               --                   --
Class B 1.35% .....................    $ 28.78            --          $ 80.39              $ 62.91
Class B 1.45% .....................    $ 28.70            --          $ 85.70              $ 81.26

Units outstanding (000's):
Class A 0.74% .....................         --            --               --                   --
Class A 0.74% .....................         --            --               --                   --
Class A 1.34%, 1.40% or 1.49% .....         --        24,363               --                   --
Class A 1.35% .....................         --           312               --                   --
Class A 1.35% .....................         --         2,689               --                   --
Class A 1.45% .....................         --             6               --                   --
Class B 0.50% .....................         --            --               --                   --
Class B 0.70% .....................         --            --               --                   --
Class B 0.90% .....................          2            --                2                   --
Class B 0.90% .....................         --            60               --                   --
Class B 0.95% .....................        166           195               98                    1
Class B 1.20% .....................        191           488              173                    3
Class B 1.34% .....................      1,746            --            2,010                   57
Class B 1.34% .....................         --            --               --                   --
Class B 1.35% .....................         13            --               25                   --
Class B 1.45% .....................          1            --                1                   --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                EQ/Capital             EQ/Capital
                                                          Guardian International   Guardian Research
                                                         ------------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....        $5,634,073            $115,960,275
Receivable for The Trusts shares sold ..................                --                      --
Receivable for policy-related transactions .............            22,444                 105,482
                                                                ----------            ------------
  Total assets .........................................         5,656,517             116,065,757
                                                                ----------            ------------
Liabilities:
Payable for The Trusts shares purchased ................            19,968                 105,491
Payable for policy-related transactions ................                --                      --
                                                                ----------            ------------
  Total liabilities ....................................            19,968                 105,491
                                                                ----------            ------------
Net Assets .............................................        $5,636,549            $115,960,266
                                                                ==========            ============
Net Assets:
Accumulation Units .....................................        $5,617,081            $115,919,389
Contracts in payout (annuitization) period .............                --                      --
Retained by Equitable Life in Separate
 Account A .............................................            19,468                  40,877
                                                                ----------            ------------
Total net assets .......................................        $5,636,549            $115,960,266
                                                                ==========            ============
Investments in shares of The Trusts, at cost ...........        $5,780,121            $125,026,553
The Trusts .............................................
 Class A ...............................................                --                      --
 Class B ...............................................           766,784              14,113,057



                                                               EQ/Capital          EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                          Guardian U.S. Equity   Markets Equity      500 Index          Omega
                                                         ---------------------- ---------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $35,921,841         $60,716,205    $  803,064,776     $4,474,756
Receivable for The Trusts shares sold ..................                --             879,690            82,587             --
Receivable for policy-related transactions .............            64,684                  --                --          2,451
                                                               -----------         -----------    --------------     ----------
  Total assets .........................................        35,986,525          61,595,895       803,147,363      4,477,207
                                                               -----------         -----------    --------------     ----------
Liabilities:
Payable for The Trusts shares purchased ................            70,944                  --                --          2,451
Payable for policy-related transactions ................                --             882,512            56,998             --
                                                               -----------         -----------    --------------     ----------
  Total liabilities ....................................            70,944             882,512            56,998          2,451
                                                               -----------         -----------    --------------     ----------
Net Assets .............................................       $35,915,581         $60,713,383    $  803,090,365     $4,474,756
                                                               ===========         ===========    ==============     ==========
Net Assets:
Accumulation Units .....................................       $35,862,767         $60,620,221    $  798,628,299     $4,434,439
Contracts in payout (annuitization) period .............                --                  --         3,922,519             --
Retained by Equitable Life in Separate
 Account A .............................................            52,814              93,162           539,547         40,317
                                                               -----------         -----------    --------------     ----------
Total net assets .......................................       $35,915,581         $60,713,383    $  803,090,365     $4,474,756
                                                               ===========         ===========    ==============     ==========
Investments in shares of The Trusts, at cost ...........       $36,454,140         $67,365,959    $1,093,217,698     $4,992,473
The Trusts .............................................
 Class A ...............................................                --                  --        44,799,244             --
 Class B ...............................................         4,622,785          11,491,364         2,676,961        737,272



                                                          EQ/FI Mid Cap
                                                         --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $73,084,945
Receivable for The Trusts shares sold ..................           --
Receivable for policy-rleated transactions .............      383,174
                                                          -----------
  Total assets .........................................   73,468,119
                                                          -----------
Liabilities:
Payable for The Trusts shares purchased ................      382,588
Payable for policy-related transactions ................           --
                                                          -----------
  Total liabilities ....................................      382,588
                                                          -----------
Net Assets .............................................  $73,085,531
                                                          ===========
Net Assets:
Accumulation Units .....................................  $73,033,777
Contracts in payout (annuitization) period .............           --
Retained by Equitable Life in Separate
 Account A .............................................       51,754
                                                          -----------
Total net assets .......................................  $73,085,531
                                                          ===========
Investments in shares of The Trusts, at cost ...........  $82,418,418
The Trusts .............................................
 Class A ...............................................           --
 Class B ...............................................   10,342,651

                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                           EQ/Capital             EQ/Capital
                                     Guardian International   Guardian Research
                                    ------------------------ -------------------
Unit value:
Class A 0.74% .....................              --                     --
Class A 0.74% .....................              --                     --
Class A 1.34%, 1.40% or 1.49% .....              --                     --
Class A 1.35% .....................              --                     --
Class A 1.35% .....................              --                     --
Class A 1.45% .....................              --                     --
Class B 0.50% .....................         $ 61.65                $ 73.83
Class B 0.70% .....................         $ 69.13                $ 81.93
Class B 0.90% .....................         $ 68.67                $ 81.38
Class B 0.90% .....................              --                     --
Class B 0.95% .....................         $ 84.22                $ 81.24
Class B 1.20% .....................         $ 67.97                $ 80.55
Class B 1.34% .....................         $ 67.65                $ 80.17
Class B 1.34% .....................              --                     --
Class B 1.35% .....................         $ 67.62                $ 80.14
Class B 1.45% .....................         $ 83.76                $ 79.87

Units outstanding (000's):
Class A 0.74% .....................              --                     --
Class A 0.74% .....................              --                     --
Class A 1.34%, 1.40% or 1.49% .....              --                     --
Class A 1.35% .....................              --                     --
Class A 1.35% .....................              --                     --
Class A 1.45% .....................              --                     --
Class B 0.50% .....................              --                     --
Class B 0.70% .....................              --                     --
Class B 0.90% .....................              --                      1
Class B 0.90% .....................              --                     --
Class B 0.95% .....................               5                     59
Class B 1.20% .....................              12                    130
Class B 1.34% .....................              63                  1,232
Class B 1.34% .....................              --                     --
Class B 1.35% .....................               2                     20
Class B 1.45% .....................              --                      3



                                          EQ/Capital          EQ/Emerging    EQ/Equity   EQ/Evergreen
                                     Guardian U.S. Equity   Markets Equity   500 Index       Omega      EQ/FI Mid Cap
                                    ---------------------- ---------------- ----------- -------------- --------------
Unit value:
Class A 0.74% .....................             --                  --             --           --             --
Class A 0.74% .....................             --                  --             --           --             --
Class A 1.34%, 1.40% or 1.49% .....             --                  --       $ 191.65           --             --
Class A 1.35% .....................             --                  --       $ 191.48           --             --
Class A 1.35% .....................             --                  --             --           --             --
Class A 1.45% .....................             --                  --       $  72.93           --             --
Class B 0.50% .....................        $ 74.48            $  70.62       $  62.27      $ 56.66        $ 71.73
Class B 0.70% .....................        $ 77.29            $  88.08       $  63.97      $ 58.23        $ 69.75
Class B 0.90% .....................        $ 76.77            $ 103.54       $  75.18      $ 57.84        $ 69.42
Class B 0.90% .....................             --                  --             --           --             --
Class B 0.95% .....................        $ 76.64            $  76.80       $  63.43      $ 57.74        $ 69.34
Class B 1.20% .....................        $ 75.99            $  81.32       $  72.94      $ 57.25        $ 68.93
Class B 1.34% .....................        $ 75.63            $  56.74             --      $ 56.98        $ 68.70
Class B 1.34% .....................             --            $  90.59             --           --             --
Class B 1.35% .....................        $ 75.60            $  85.53             --      $ 56.96        $ 68.69
Class B 1.45% .....................        $ 75.34            $  80.41             --      $ 56.76        $ 68.53

Units outstanding (000's):
Class A 0.74% .....................             --                  --             --           --             --
Class A 0.74% .....................             --                  --             --           --             --
Class A 1.34%, 1.40% or 1.49% .....             --                  --          3,781           --             --
Class A 1.35% .....................             --                  --            146           --             --
Class A 1.35% .....................             --                  --             --           --             --
Class A 1.45% .....................             --                  --             12           --             --
Class B 0.50% .....................             --                  --             --           --             --
Class B 0.70% .....................             --                  --             --           --             --
Class B 0.90% .....................             --                  --              7           --              1
Class B 0.90% .....................             --                  --             --           --             --
Class B 0.95% .....................             31                  39            183            6            119
Class B 1.20% .....................             63                  54            451           16            195
Class B 1.34% .....................            378                 915             --           56            742
Class B 1.34% .....................             --                  --             --           --             --
Class B 1.35% .....................              1                  14             --            1              4
Class B 1.45% .....................             --                   1             --           --             --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/FI Small/Mid                  EQ/International
                                                        Cap Value     EQ/High Yield     Equity Index
                                                    ---------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value    $214,248,005    $106,291,713       $2,773,105
Receivable for The Trusts shares sold .............             --         691,812               --
Receivable for policy-related transactions ........        293,511              --           89,507
                                                      ------------    ------------       ----------
  Total assets ....................................    214,541,516     106,983,525        2,862,612
                                                      ------------    ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ...........        292,923              --           89,507
Payable for policy-related transactions ...........             --         691,824               --
                                                      ------------    ------------       ----------
  Total liabilities ...............................        292,923         691,824           89,507
                                                      ------------    ------------       ----------
Net Assets ........................................   $214,248,593    $106,291,701       $2,773,105
                                                      ============    ============       ==========
Net Assets:
Accumulation Units ................................   $214,098,888    $105,480,535       $2,761,856
Contracts in payout (annuitization) period ........             --         547,010               --
Retained by Equitable Life in Separate
 Account A ........................................        149,705         264,156           11,249
                                                      ------------    ------------       ----------
Total net assets ..................................   $214,248,593    $106,291,701       $2,773,105
                                                      ============    ============       ==========
Investments in shares of The Trusts, at cost ......   $247,365,442    $142,361,182       $2,830,242
The Trusts ........................................
 Class A ..........................................             --      19,784,487               --
 Class B ..........................................     21,763,154       2,263,873          390,688



                                                     EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                                        Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                                    ---------------- ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value     $31,143,946      $37,984,615      $33,655,620       $39,093,225
Receivable for The Trusts shares sold .............             --               --               --                --
Receivable for policy-related transactions ........        105,215          117,903          201,780           390,789
                                                       -----------      -----------      -----------       -----------
  Total assets ....................................     31,249,161       38,102,518       33,857,400        39,484,014
                                                       -----------      -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........        105,215          117,903          201,780           390,789
Payable for policy-related transactions ...........             --               --               --                --
                                                       -----------      -----------      -----------       -----------
  Total liabilities ...............................        105,215          117,903          201,780           390,789
                                                       -----------      -----------      -----------       -----------
Net Assets ........................................    $31,143,946      $37,984,615      $33,655,620       $39,093,225
                                                       ===========      ===========      ===========       ===========
Net Assets:
Accumulation Units ................................    $31,126,896      $37,973,877      $33,624,129       $39,071,729
Contracts in payout (annuitization) period ........             --               --               --                --
Retained by Equitable Life in Separate
 Account A ........................................         17,050           10,738           31,491            21,496
                                                       -----------      -----------      -----------       -----------
Total net assets ..................................    $31,143,946      $37,984,615      $33,655,620       $39,093,225
                                                       ===========      ===========      ===========       ===========
Investments in shares of The Trusts, at cost ......    $31,690,918      $51,057,545      $36,073,283       $41,136,123
The Trusts ........................................
 Class A ..........................................             --               --               --                --
 Class B ..........................................      2,782,216        8,402,239        3,443,912         3,883,484

                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                     EQ/FI Small/Mid                  EQ/International
                                        Cap Value     EQ/High Yield     Equity Index
                                    ---------------- --------------- ------------------
Unit value:
Class A 0.74% .....................          --               --               --
Class A 0.74% .....................          --               --               --
Class A 1.34%, 1.40% or 1.49% .....          --         $ 123.58               --
Class A 1.35% .....................          --         $ 131.83               --
Class A 1.35% .....................          --               --               --
Class A 1.45% .....................          --         $  72.96               --
Class B 0.50% .....................     $ 95.25         $  91.03          $ 81.37
Class B 0.70% .....................     $ 76.93         $  86.67          $ 81.20
Class B 0.90% .....................     $ 94.35         $  74.22          $ 81.02
Class B 0.90% .....................          --               --               --
Class B 0.95% .....................     $ 96.15         $  85.94          $ 80.98
Class B 1.20% .....................     $ 74.98         $  72.96          $ 80.76
Class B 1.34% .....................     $ 94.29               --          $ 80.64
Class B 1.34% .....................          --               --               --
Class B 1.35% .....................     $ 74.70               --          $ 80.63
Class B 1.45% .....................     $ 74.14               --          $ 80.54

Units outstanding (000's):
Class A 0.74% .....................          --               --               --
Class A 0.74% .....................          --               --               --
Class A 1.34%, 1.40% or 1.49% .....          --              725               --
Class A 1.35% .....................          --               38               --
Class A 1.35% .....................          --               --               --
Class A 1.45% .....................          --                1               --
Class B 0.50% .....................          --               --               --
Class B 0.70% .....................          --               --               --
Class B 0.90% .....................          --                1               --
Class B 0.90% .....................           2               --               --
Class B 0.95% .....................         163               66                4
Class B 1.20% .....................         261               69                5
Class B 1.34% .....................       1,866               --               25
Class B 1.34% .....................          --               --               --
Class B 1.35% .....................          35               --               --
Class B 1.45% .....................           2               --               --



                                     EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                        Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                    ---------------- ---------------- ----------------- -----------------
Unit value:
Class A 0.74% .....................           --              --                --                --
Class A 0.74% .....................           --              --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.45% .....................           --              --                --                --
Class B 0.50% .....................     $ 108.01         $ 47.68          $ 108.77           $ 93.38
Class B 0.70% .....................     $ 107.78         $ 44.53          $ 114.85           $ 93.15
Class B 0.90% .....................     $ 107.54         $ 44.32          $ 114.07           $ 92.92
Class B 0.90% .....................           --              --                --                --
Class B 0.95% .....................     $ 107.49         $ 44.27          $  89.87           $ 92.86
Class B 1.20% .....................     $ 107.19         $ 44.01          $ 112.91           $ 92.57
Class B 1.34% .....................     $ 107.03         $ 43.86          $ 112.38           $ 92.40
Class B 1.34% .....................           --              --                --                --
Class B 1.35% .....................     $ 107.02         $ 43.85          $ 112.34           $ 92.39
Class B 1.45% .....................     $ 106.90         $ 43.75          $  87.78           $ 92.27

Units outstanding (000's):
Class A 0.74% .....................           --              --                --                --
Class A 0.74% .....................           --              --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.45% .....................           --              --                --                --
Class B 0.50% .....................           --              --                --                --
Class B 0.70% .....................           --              --                --                --
Class B 0.90% .....................            1              --                --                --
Class B 0.90% .....................           --              --                --                --
Class B 0.95% .....................           35             108                24                33
Class B 1.20% .....................           45             162                27                47
Class B 1.34% .....................          209             590               247               342
Class B 1.34% .....................           --              --                --                --
Class B 1.35% .....................            1               4                 6                 1
Class B 1.45% .....................           --              --                --                --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                              EQ/Mercury        EQ/MFS Emerging        EQ/MFS
                                                          Basic Value Equity   Growth Companies   Investors Trust
                                                         -------------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $219,939,606        $307,045,752       $11,034,958
Receivable for The Trusts shares sold ..................               --              70,268                --
Receivable for policy-related transactions .............          570,638                  --            55,667
                                                             ------------        ------------       -----------
  Total assets .........................................      220,510,244         307,116,020        11,090,625
                                                             ------------        ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................          568,381                  --            55,667
Payable for policy-related transactions ................               --              70,082                --
                                                             ------------        ------------       -----------
  Total liabilities ....................................          568,381              70,082            55,667
                                                             ------------        ------------       -----------
Net Assets .............................................     $219,941,863        $307,045,938       $11,034,958
                                                             ============        ============       ===========
Net Assets:
Accumulation Units .....................................     $219,766,996        $306,985,730       $10,977,886
Contracts in payout (annuitization) period .............               --                  --                --
Retained by Equitable Life in Separate
 Account A .............................................          174,867              60,208            57,072
                                                             ------------        ------------       -----------
Total net assets .......................................     $219,941,863        $307,045,938       $11,034,958
                                                             ============        ============       ===========
Investments in shares of The Trusts, at cost ...........     $255,794,472        $481,947,453       $13,492,221
The Trusts .............................................
 Class A ...............................................               --                  --                --
 Class B ...............................................       19,489,683          34,118,917         1,566,736



                                                                               EQ/Putnam        EQ/Putnam
                                                                            Growth & Income   International    EQ/Putnam
                                                          EQ/Money Market        Value            Equity        Voyager
                                                         ----------------- ----------------- --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....    $196,157,986      $52,944,093     $ 86,526,271    $1,745,861
Receivable for The Trusts shares sold ..................         775,668               --               --            --
Receivable for policy-related transactions .............              --           39,457           94,344        19,028
                                                            ------------      -----------     ------------    ----------
  Total assets .........................................     196,933,654       52,983,550       86,620,615     1,764,889
                                                            ------------      -----------     ------------    ----------
Liabilities:
Payable for The Trusts shares purchased ................              --           39,503          103,444        19,028
Payable for policy-related transactions ................         551,730               --               --            --
                                                            ------------      -----------     ------------    ----------
  Total liabilities ....................................         551,730           39,503          103,444        19,028
                                                            ------------      -----------     ------------    ----------
Net Assets .............................................    $196,381,924      $52,944,047     $ 86,517,171    $1,745,861
                                                            ============      ===========     ============    ==========
Net Assets:
Accumulation Units .....................................    $194,259,827      $52,828,631     $ 86,428,760    $1,722,107
Contracts in payout (annuitization) period .............       1,001,706               --               --            --
Retained by Equitable Life in Separate
 Account A .............................................       1,120,391          115,416           88,411        23,754
                                                            ------------      -----------     ------------    ----------
Total net assets .......................................    $196,381,924      $52,944,047     $ 86,517,171    $1,745,861
                                                            ============      ===========     ============    ==========
Investments in shares of The Trusts, at cost ...........    $198,334,996      $65,947,219     $101,174,635    $1,879,647
The Trusts .............................................
 Class A ...............................................      14,772,249               --               --            --
 Class B ...............................................       4,153,676        5,890,779        9,990,479       182,171



                                                            EQ/Small
                                                          Company Index
                                                         --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $8,134,931
Receivable for The Trusts shares sold ..................           --
Receivable for policy-related transactions .............       17,490
                                                           ----------
  Total assets .........................................    8,152,421
                                                           ----------
Liabilities:
Payable for The Trusts shares purchased ................       17,490
Payable for policy-related transactions ................           --
                                                           ----------
  Total liabilities ....................................       17,490
                                                           ----------
Net Assets .............................................   $8,134,931
                                                           ==========
Net Assets:
Accumulation Units .....................................   $8,125,253
Contracts in payout (annuitization) period .............           --
Retained by Equitable Life in Separate
 Account A .............................................        9,678
                                                           ----------
Total net assets .......................................   $8,134,931
                                                           ==========
Investments in shares of The Trusts, at cost ...........   $8,687,334
The Trusts .............................................
 Class A ...............................................           --
 Class B ...............................................    1,131,256

                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                      EQ/Mercury        EQ/MFS Emerging        EQ/MFS
                                  Basic Value Equity   Growth Companies   Investors Trust
                                 -------------------- ------------------ -----------------
Unit value:
Class A 0.74% ..................            --                  --                 --
Class A 0.74% ..................            --                  --                 --
Class A 1.34%, 1.40% or 1.49% ..            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.45% ..................            --                  --                 --
Class B 0.50% ..................      $  88.81             $ 35.99            $ 64.03
Class B 0.70% ..................      $ 112.46             $ 64.15            $ 67.58
Class B 0.90% ..................      $ 108.89             $ 56.92            $ 67.12
Class B 0.90% ..................            --                  --                 --
Class B 0.95% ..................      $  92.90             $ 53.87            $ 67.01
Class B 1.20% ..................      $ 109.12             $ 60.23            $ 66.44
Class B 1.34% ..................      $ 141.48             $ 93.15            $ 66.13
Class B 1.34% ..................            --                  --                 --
Class B 1.35% ..................      $ 109.20             $ 62.29            $ 66.10
Class B 1.45% ..................      $ 107.89             $ 59.55            $ 65.88

Units outstanding (000's):
Class A 0.74% ..................            --                  --                 --
Class A 0.74% ..................            --                  --                 --
Class A 1.34%, 1.40% or 1.49% ..            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.45% ..................            --                  --                 --
Class B 0.50% ..................            --                  --                 --
Class B 0.70% ..................            --                  --                 --
Class B 0.90% ..................             2                   4                 --
Class B 0.90% ..................            --                  --                 --
Class B 0.95% ..................           131                 169                 19
Class B 1.20% ..................           183                 265                 26
Class B 1.34% ..................         1,302               2,956                120
Class B 1.34% ..................            --                  --                 --
Class B 1.35% ..................            28                  94                  1
Class B 1.45% ..................             2                   9                 --



                                                       EQ/Putnam        EQ/Putnam
                                                    Growth & Income   International   EQ/Putnam     EQ/Small
                                  EQ/Money Market        Value            Equity       Voyager    Company Index
                                 ----------------- ----------------- --------------- ----------- --------------
Unit value:
Class A 0.74% ..................     $  42.17                --               --            --           --
Class A 0.74% ..................           --                --               --            --           --
Class A 1.34%, 1.40% or 1.49% ..     $  34.00                --               --            --           --
Class A 1.35% ..................     $ 134.47                --               --            --           --
Class A 1.35% ..................     $ 133.83                --               --            --           --
Class A 1.45% ..................     $ 112.77                --               --            --           --
Class B 0.50% ..................     $ 105.22           $ 78.07          $ 62.51       $ 47.88      $ 82.28
Class B 0.70% ..................     $ 110.53           $ 78.73          $ 77.18       $ 55.04      $ 82.10
Class B 0.90% ..................     $ 114.42           $ 77.17          $ 76.66       $ 54.67      $ 81.92
Class B 0.90% ..................     $ 103.51                --               --            --           --
Class B 0.95% ..................     $ 109.60           $ 72.36          $ 76.53       $ 54.57      $ 81.88
Class B 1.20% ..................     $ 112.77           $ 76.16          $ 75.88       $ 54.11      $ 81.65
Class B 1.34% ..................           --           $ 96.50          $ 75.52       $ 53.85      $ 81.53
Class B 1.34% ..................           --                --               --            --           --
Class B 1.35% ..................           --           $ 76.45          $ 75.49       $ 53.83      $ 81.52
Class B 1.45% ..................           --           $ 75.30          $ 82.38       $ 72.13      $ 81.43

Units outstanding (000's):
Class A 0.74% ..................          110                --               --            --           --
Class A 0.74% ..................           --                --               --            --           --
Class A 1.34%, 1.40% or 1.49% ..        2,329                --               --            --           --
Class A 1.35% ..................          162                --               --            --           --
Class A 1.35% ..................          342                --               --            --           --
Class A 1.45% ..................           --                --               --            --           --
Class B 0.50% ..................           --                --               --            --           --
Class B 0.70% ..................           --                --               --            --           --
Class B 0.90% ..................           --                 1                1            --           --
Class B 0.90% ..................            1                --               --            --           --
Class B 0.95% ..................          279                16               97             4            9
Class B 1.20% ..................          107                35               74             5           18
Class B 1.34% ..................           --               491              952            20           72
Class B 1.34% ..................           --                --               --            --           --
Class B 1.35% ..................           --                18               17             3           --
Class B 1.45% ..................           --                 2                1            --           --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
 Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $2,435,203      $         --      $         --
 Expenses:
  Asset-based charges ............................        298,099            88,159            76,108
  Less: Reduction for expense limitation .........             --                --                --
                                                       ----------      ------------      ------------
  Net Expenses ...................................        298,099            88,159            76,108
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      2,137,104           (88,159)          (76,108)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        130,607          (627,902)       (1,046,538)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................        130,607          (627,902)       (1,046,538)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,596,224        (2,079,272)       (1,736,437)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,726,831        (2,707,174)       (2,782,975)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $3,863,935      $ (2,795,333)     $ (2,859,083)
                                                       ==========      ============      ============



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                     Large Cap Core      Large Cap         Large Cap       Small/Mid Cap
                                                       Equity (a)        Growth (a)        Value (a)         Growth (a)
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     32,789      $         --      $     88,253      $         --
 Expenses:
  Asset-based charges ............................         83,115           115,488           132,108           146,781
  Less: Reduction for expense limitation .........             --                --                --                --
                                                     ------------      ------------      ------------      ------------
  Net Expenses ...................................         83,115           115,488           132,108           146,781
                                                     ------------      ------------      ------------      ------------
Net Investment Income (Loss) .....................        (50,326)         (115,488)          (43,855)         (146,781)
                                                     ------------      ------------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (553,530)       (1,164,953)         (621,090)       (1,845,916)
  Realized gain distribution from The Trusts .....             --                --                --                --
                                                     ------------      ------------      ------------      ------------
 Net realized gain (loss) ........................       (553,530)       (1,164,953)         (621,090)       (1,845,916)
                                                     ------------      ------------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,598,775)       (3,692,823)       (3,406,945)       (5,632,532)
                                                     ------------      ------------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,152,305)       (4,857,776)       (4,028,035)       (7,478,448)
                                                     ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,202,631)     $ (4,973,264)     $ (4,071,890)     $ (7,625,229)
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                     Small/Mid Cap    AXA Premier VIP    EQ/Aggressive
                                                       Value (a)       Technology (a)        Stock
                                                   ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --      $         --     $      152,562
 Expenses:
  Asset-based charges ............................        176,467            27,906         15,007,588
  Less: Reduction for expense limitation .........             --                --         (2,562,446)
                                                     ------------      ------------     --------------
  Net Expenses ...................................        176,467            27,906         12,445,142
                                                     ------------      ------------     --------------
Net Investment Income (Loss) .....................       (176,467)          (27,906)       (12,292,580)
                                                     ------------      ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,003,913)       (1,044,583)      (179,857,512)
  Realized gain distribution from The Trusts .....             --                --                 --
                                                     ------------      ------------     --------------
 Net realized gain (loss) ........................     (1,003,913)       (1,044,583)      (179,857,512)
                                                     ------------      ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (5,157,347)       (2,805,433)      (218,949,024)
                                                     ------------      ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (6,161,260)       (3,850,016)      (398,806,536)
                                                     ------------      ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (6,337,727)     $ (3,877,922)    $ (411,099,116)
                                                     ============      ============     ==============



                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                       EQ/Alliance         EQ/Alliance        Government      EQ/Alliance
                                                       Common Stock     Growth and Income     Securities     International
                                                   ------------------- ------------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      2,248,496     $   13,428,759      $ 8,089,107    $          --
 Expenses:
  Asset-based charges ............................        62,109,010         13,344,337        1,942,196        1,867,988
  Less: Reduction for expense limitation .........        (8,713,056)                --           (9,522)              --
                                                    ----------------     --------------      -----------    -------------
  Net Expenses ...................................        53,395,954         13,344,337        1,932,674        1,867,988
                                                    ----------------     --------------      -----------    -------------
Net Investment Income (Loss) .....................       (51,147,458)            84,422        6,156,433       (1,867,988)
                                                    ----------------     --------------      -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (662,408,118)       (72,371,250)       2,811,677       (8,044,561)
  Realized gain distribution from The Trusts .....                --                 --          220,251               --
                                                    ----------------     --------------      -----------    -------------
 Net realized gain (loss) ........................      (662,408,118)       (72,371,250)       3,031,928       (8,044,561)
                                                    ----------------     --------------      -----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,274,164,291)      (191,803,897)       1,474,710      (13,550,930)
                                                    ----------------     --------------      -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (1,936,572,409)      (264,175,147)       4,506,638      (21,595,491)
                                                    ----------------     --------------      -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (1,987,719,867)    $ (264,090,725)     $10,663,071    $ (23,463,479)
                                                    ================     ==============      ===========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                      EQ/Alliance
                                                      EQ/Alliance     EQ/Alliance      Small Cap
                                                    Premier Growth   Quality Bond        Growth
                                                   ---------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $ 7,354,382    $           --
 Expenses:
  Asset-based charges ............................      2,488,634      2,401,518         3,672,879
  Less: Reduction for expense limitation .........             --             --                --
                                                    -------------    -----------    --------------
  Net Expenses ...................................      2,488,634      2,401,518         3,672,879
                                                    -------------    -----------    --------------
Net Investment Income (Loss) .....................     (2,488,634)     4,952,864        (3,672,879)
                                                    -------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (58,521,649)     1,170,701       (54,680,960)
  Realized gain distribution from The Trusts .....             --        306,624                --
                                                    -------------    -----------    --------------
 Net realized gain (loss) ........................    (58,521,649)     1,477,325       (54,680,960)
                                                    -------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (17,093,865)     5,479,502       (48,454,126)
                                                    -------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (75,615,514)     6,956,827      (103,135,086)
                                                    -------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (78,104,148)   $11,909,691    $ (106,807,965)
                                                    =============    ===========    ==============



                                                                                                              EQ/Calvert
                                                      EQ/Alliance                          EQ/Bernstein        Socially
                                                       Technology       EQ/Balanced     Diversified Value    Responsible
                                                   ----------------- ----------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --    $   19,835,854      $   2,482,505     $         --
 Expenses:
  Asset-based charges ............................       1,045,562        17,664,146          2,344,930           46,621
  Less: Reduction for expense limitation .........              --        (3,247,975)                --               --
                                                     -------------    --------------      -------------     ------------
  Net Expenses ...................................       1,045,562        14,416,171          2,344,930           46,621
                                                     -------------    --------------      -------------     ------------
Net Investment Income (Loss) .....................      (1,045,562)        5,419,683            137,575          (46,621)
                                                     -------------    --------------      -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (31,165,028)      (69,819,217)        (7,012,216)        (689,076)
  Realized gain distribution from The Trusts .....              --                --                 --               --
                                                     -------------    --------------      -------------     ------------
 Net realized gain (loss) ........................     (31,165,028)      (69,819,217)        (7,012,216)        (689,076)
                                                     -------------    --------------      -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (13,919,007)     (128,039,996)       (23,630,627)        (873,936)
                                                     -------------    --------------      -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (45,084,035)     (197,859,213)       (30,642,843)      (1,563,012)
                                                     -------------    --------------      -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (46,129,597)   $ (192,439,530)     $ (30,505,268)    $ (1,609,633)
                                                     =============    ==============      =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   60,907          $     247,717         $    133,533
 Expenses:
  Asset-based charges ............................          34,093                373,178              304,755
  Less: Reduction for expense limitation .........              --                     --                   --
                                                        ----------          -------------         ------------
  Net Expenses ...................................          34,093                373,178              304,755
                                                        ----------          -------------         ------------
Net Investment Income (Loss) .....................          26,814               (125,461)            (171,222)
                                                        ----------          -------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (353,475)            (1,890,703)          (4,417,250)
  Realized gain distribution from The Trusts .....              --                     --                   --
                                                        ----------          -------------         ------------
 Net realized gain (loss) ........................        (353,475)            (1,890,703)          (4,417,250)
                                                        ----------          -------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (128,044)            (9,232,906)            (841,593)
                                                        ----------          -------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (481,519)           (11,123,609)          (5,258,843)
                                                        ----------          -------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ (454,705)         $ (11,249,070)        $ (5,430,065)
                                                        ==========          =============         ============



                                                      EQ/Emerging        EQ/Equity       EQ/Evergreen
                                                    Markets Equity       500 Index           Omega        EQ/FI Mid Cap
                                                   ---------------- ------------------ ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --     $   10,468,323     $         --    $      10,420
 Expenses:
  Asset-based charges ............................        877,395         12,866,894           52,589          858,929
  Less: Reduction for expense limitation .........             --                 --               --               --
                                                    -------------     --------------     ------------    -------------
  Net Expenses ...................................        877,395         12,866,894           52,589          858,929
                                                    -------------     --------------     ------------    -------------
Net Investment Income (Loss) .....................       (877,395)        (2,398,571)         (52,589)        (848,509)
                                                    -------------     --------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,694,999        (98,904,574)        (718,019)      (4,471,266)
  Realized gain distribution from The Trusts .....             --            865,796               --               --
                                                    -------------     --------------     ------------    -------------
 Net realized gain (loss) ........................      7,694,999        (98,038,778)        (718,019)      (4,471,266)
                                                    -------------     --------------     ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (12,302,551)      (163,996,604)        (380,554)      (9,090,561)
                                                    -------------     --------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,607,552)      (262,035,382)      (1,098,573)     (13,561,827)
                                                    -------------     --------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (5,484,947)    $ (264,433,953)    $ (1,151,162)   $ (14,410,336)
                                                    =============     ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                         EQ/FI
                                                     Small/Mid Cap                    EQ/International
                                                         Value        EQ/High Yield   Equity Index (a)
                                                   ----------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,179,135    $  10,082,473      $   27,657
 Expenses:
  Asset-based charges ............................       2,745,654        1,466,551          15,250
  Less: Reduction for expense limitation .........              --               --              --
                                                     -------------    -------------      ----------
  Net Expenses ...................................       2,745,654        1,466,551          15,250
                                                     -------------    -------------      ----------
Net Investment Income (Loss) .....................      (1,566,519)       8,615,922          12,407
                                                     -------------    -------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,870,431)     (19,804,444)       (185,949)
  Realized gain distribution from The Trusts .....              --               --              --
                                                     -------------    -------------      ----------
 Net realized gain (loss) ........................      (1,870,431)     (19,804,444)       (185,949)
                                                     -------------    -------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (38,052,701)       5,988,711         (57,137)
                                                     -------------    -------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (39,923,132)     (13,815,733)       (243,086)
                                                     -------------    -------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (41,489,651)   $  (5,199,811)     $ (230,679)
                                                     =============    =============      ==========



                                                    EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                                     Core Bond (a)     Cap Growth        Cap Value     EQ/Marsico Focus
                                                   ---------------- ---------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,293,760     $          --     $    177,759     $      8,865
 Expenses:
  Asset-based charges ............................       148,573           531,787          238,609          245,083
  Less: Reduction for expense limitation .........            --                --               --               --
                                                      ----------     -------------     ------------     ------------
  Net Expenses ...................................       148,573           531,787          238,609          245,083
                                                      ----------     -------------     ------------     ------------
Net Investment Income (Loss) .....................     1,145,187          (531,787)         (60,850)        (236,218)
                                                      ----------     -------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       277,622        (7,698,976)      (2,462,844)        (592,429)
  Realized gain distribution from The Trusts .....       149,660                --          155,074               --
                                                      ----------     -------------     ------------     ------------
 Net realized gain (loss) ........................       427,282        (7,698,976)      (2,307,770)        (592,429)
                                                      ----------     -------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (546,972)       (7,480,177)      (2,435,246)      (2,069,738)
                                                      ----------     -------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (119,690)      (15,179,153)      (4,743,016)      (2,662,167)
                                                      ----------     -------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,025,497     $ (15,710,940)    $ (4,803,866)    $ (2,898,385)
                                                      ==========     =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                              EQ/MFS
                                                        EQ/Mercury       Emerging Growth        EQ/MFS
                                                    Basic Value Equity      Companies      Investors Trust
                                                   -------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   2,540,080      $           --     $     66,191
 Expenses:
  Asset-based charges ............................        2,930,977           5,438,852          136,587
  Less: Reduction for expense limitation .........               --                  --               --
                                                      -------------      --------------     ------------
  Net Expenses ...................................        2,930,977           5,438,852          136,587
                                                      -------------      --------------     ------------
Net Investment Income (Loss) .....................         (390,897)         (5,438,852)         (70,396)
                                                      -------------      --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (13,478,554)       (157,834,988)      (1,712,449)
  Realized gain distribution from The Trusts .....        1,391,322                  --               --
                                                      -------------      --------------     ------------
 Net realized gain (loss) ........................      (12,087,232)       (157,834,988)      (1,712,449)
                                                      -------------      --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (33,904,718)        (25,694,164)        (988,739)
                                                      -------------      --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (45,991,950)       (183,529,152)      (2,701,188)
                                                      -------------      --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (46,382,847)     $ (188,968,004)    $ (2,771,584)
                                                      =============      ==============     ============



                                                                         EQ/Putnam
                                                                      Growth & Income         EQ/Putnam         EQ/Putnam
                                                    EQ/Money Market        Value        International Equity     Voyager
                                                   ----------------- ----------------- ---------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   2,713,515     $     813,844       $     608,749       $    2,074
 Expenses:
  Asset-based charges ............................       2,684,900           824,495             795,846           11,447
  Less: Reduction for expense limitation .........         (70,487)               --                  --               --
                                                     -------------     -------------       -------------       ----------
  Net Expenses ...................................       2,614,413           824,495             795,846           11,447
                                                     -------------     -------------       -------------       ----------
Net Investment Income (Loss) .....................          99,102           (10,651)           (187,097)          (9,373)
                                                     -------------     -------------       -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,999,974)       (5,241,110)         (3,646,800)        (236,741)
  Realized gain distribution from The Trusts .....              --                --                  --               --
                                                     -------------     -------------       -------------       ----------
 Net realized gain (loss) ........................      (1,999,974)       (5,241,110)         (3,646,800)        (236,741)
                                                     -------------     -------------       -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       2,188,244        (9,066,740)        (14,361,722)         (31,846)
                                                     -------------     -------------       -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         188,270       (14,307,850)        (18,008,522)        (268,587)
                                                     -------------     -------------       -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $     287,372     $ (14,318,501)      $ (18,195,619)      $ (277,960)
                                                     =============     =============       =============       ==========



                                                        EQ/Small
                                                    Company Index (a)
                                                   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $     42,302
 Expenses:
  Asset-based charges ............................          51,955
  Less: Reduction for expense limitation .........              --
                                                      ------------
  Net Expenses ...................................          51,955
                                                      ------------
Net Investment Income (Loss) .....................          (9,653)
                                                      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (501,550)
  Realized gain distribution from The Trusts .....              --
                                                      ------------
 Net realized gain (loss) ........................        (501,550)
                                                      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (552,404)
                                                      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (1,053,954)
                                                      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (1,063,607)
                                                      ============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.



                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       AXA Premier VIP  AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    International      Large Cap
                                                    Core Bond (e)    Health Care (e)     Equity (e)     Core Equity (e)
                                                  ----------------- ----------------- ---------------- -----------------
                                                         2002              2002             2002              2002
                                                  ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  2,137,104      $    (88,159)     $    (76,108)    $    (50,326)
 Net realized gain (loss) on investments ........        130,607          (627,902)       (1,046,538)        (553,530)
 Change in unrealized appreciation
  (depreciation) of investments .................      1,596,224        (2,079,272)       (1,736,437)      (2,598,775)
                                                    ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      3,863,935        (2,795,333)       (2,859,083)      (3,202,631)
                                                    ------------      ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     15,207,512         3,823,759         4,512,653        3,363,717
  Transfers between funds including
   guaranteed interest account, net .............     28,985,650         8,320,461         7,470,868        8,243,626
  Transfers for contract benefit and
   terminations .................................     (1,578,917)         (317,742)         (578,354)        (303,173)
  Contract maintenance charges ..................         (5,203)           (3,163)           (1,542)          (1,731)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     42,609,042        11,823,315        11,403,625       11,302,439
                                                    ------------      ------------      ------------     ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........     24,801,995         5,803,409         5,806,883        5,803,968
                                                    ------------      ------------      ------------     ------------
Increase (Decrease) in Net Assets ...............     71,274,972        14,831,391        14,351,425       13,903,776
Net Assets -- Beginning of Period ...............        222,080           222,240           222,240          222,240
                                                    ------------      ------------      ------------     ------------
Net Assets -- End of Period .....................   $ 71,497,052      $ 15,053,631      $ 14,573,665     $ 14,126,016
                                                    ============      ============      ============     ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                --                --               --
Units Redeemed ..................................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Net Increase (Decrease) .........................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            507               179               330              157
Units Redeemed ..................................            (91)              (50)             (205)             (33)
                                                    ------------      ------------      ------------     ------------
Net Increase (Decrease) .........................            416               129               125              124
                                                    ------------      ------------      ------------     ------------



                                                   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                      Growth (e)        Value (e)         Growth (e)        Value (e)
                                                  ----------------- ----------------- ----------------- -----------------
                                                         2002              2002              2002              2002
                                                  ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (115,488)     $    (43,855)     $   (146,781)     $   (176,467)
 Net realized gain (loss) on investments ........     (1,164,953)         (621,090)       (1,845,916)       (1,003,913)
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,692,823)       (3,406,945)       (5,632,532)       (5,157,347)
                                                    ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................     (4,973,264)       (4,071,890)       (7,625,229)       (6,337,727)
                                                    ------------      ------------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      6,606,378         5,601,531         8,359,517         7,576,610
  Transfers between funds including
   guaranteed interest account, net .............     10,870,820        12,100,630        16,481,447        19,263,703
  Transfers for contract benefit and
   terminations .................................       (522,932)         (474,234)         (833,271)       (1,008,742)
  Contract maintenance charges ..................         (2,423)           (2,523)           (3,288)           (4,406)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     16,951,843        17,225,404        24,004,405        25,827,165
                                                    ------------      ------------      ------------      ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........      5,808,925         5,810,516         5,811,250         5,810,420
                                                    ------------      ------------      ------------      ------------
Increase (Decrease) in Net Assets ...............     17,787,504        18,964,030        22,190,426        25,299,858
Net Assets -- Beginning of Period ...............        222,240           222,240           222,240           222,240
                                                    ------------      ------------      ------------      ------------
Net Assets -- End of Period .....................   $ 18,009,744      $ 19,186,270      $ 22,412,666      $ 25,522,098
                                                    ============      ============      ============      ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                --                --                --
Units Redeemed ..................................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Net Increase (Decrease) .........................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            261               235               374               351
Units Redeemed ..................................            (57)              (53)              (74)              (66)
                                                    ------------      ------------      ------------      ------------
Net Increase (Decrease) .........................            204               182               300               285
                                                    ------------      ------------      ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   AXA Premier VIP
                                                   Technology (e)           EQ/Aggressive Stock
                                                  ---------------- --------------------------------------
                                                        2002               2002               2001
                                                  ---------------- ------------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (27,906)    $ (12,292,580)      $  (10,913,507)
 Net realized gain (loss) on investments ........     (1,044,583)     (179,857,512)        (316,398,350)
 Change in unrealized appreciation
  (depreciation) of investments .................     (2,805,433)     (218,949,024)        (247,696,857)
                                                   -------------     -------------       --------------
 Net increase (decrease) in net assets from
  operations ....................................     (3,877,922)     (411,099,116)        (575,008,714)
                                                   -------------     -------------       --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,183,965        78,915,361          131,103,746
  Transfers between funds including
   guaranteed interest account, net .............      4,022,247      (128,913,879)        (182,701,881)
  Transfers for contract benefit and
   terminations .................................       (136,302)     (131,760,685)        (189,179,330)
  Contract maintenance charges ..................           (825)       (1,461,396)          (1,632,481)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --         1,232,084            1,493,556
                                                   -------------     -------------       --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      5,069,085      (181,988,515)        (240,916,390)
                                                   -------------     -------------       --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........      5,804,533        (1,955,477)            (638,938)
                                                   -------------     -------------       --------------
Increase (Decrease) in Net Assets ...............      6,995,696      (595,043,108)        (816,564,042)
Net Assets -- Beginning of Period ...............        222,240     1,486,570,625        2,303,134,667
                                                   -------------     -------------       --------------
Net Assets -- End of Period .....................  $   7,217,936     $ 891,527,517       $1,486,570,625
                                                   =============     =============       ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --             3,229                9,528
Units Redeemed ..................................             --            (6,088)             (12,314)
                                                   -------------     -------------       --------------
Net Increase (Decrease) .........................             --            (2,857)              (2,786)
                                                   -------------     -------------       --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            182               222                  373
Units Redeemed ..................................           (116)             (231)                (430)
                                                   -------------     -------------       --------------
Net Increase (Decrease) .........................             66                (9)                 (57)
                                                   -------------     -------------       --------------



                                                                EQ/Alliance                           EQ/Alliance
                                                               Common Stock                        Growth and Income
                                                  --------------------------------------- ------------------------------------
                                                          2002                2001               2002              2001
                                                  ------------------- ------------------- ----------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (51,147,458)  $      78,097,413   $        84,422    $   (3,746,676)
 Net realized gain (loss) on investments ........       (662,408,118)       (289,120,769)      (72,371,250)       53,499,406
 Change in unrealized appreciation
  (depreciation) of investments .................     (1,274,164,291)       (653,716,839)     (191,803,897)      (84,758,894)
                                                   -----------------   -----------------   ---------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,987,719,867)       (864,740,195)     (264,090,725)      (35,006,164)
                                                   -----------------   -----------------   ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        226,320,086         372,811,491       111,186,585       142,341,603
  Transfers between funds including
   guaranteed interest account, net .............       (507,880,564)       (429,477,264)      (60,053,641)      123,335,654
  Transfers for contract benefit and
   terminations .................................       (481,916,512)       (648,386,874)     (113,286,192)     (100,148,849)
  Contract maintenance charges ..................         (3,902,443)         (4,303,434)         (885,231)         (669,085)
  Adjustments to net assets allocated to
   contracts in payout period ...................         14,201,665           6,986,908         1,358,734          (779,898)
                                                   -----------------   -----------------   ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (753,177,768)       (702,369,173)      (61,679,745)      164,079,425
                                                   -----------------   -----------------   ---------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        (15,181,529)         (1,899,836)       (1,355,756)        1,205,825
                                                   -----------------   -----------------   ---------------    --------------
Increase (Decrease) in Net Assets ...............     (2,756,079,164)     (1,569,009,204)     (327,126,226)      130,279,086
Net Assets -- Beginning of Period ...............      6,084,966,584       7,653,975,788     1,171,614,081     1,041,334,995
                                                   -----------------   -----------------   ---------------    --------------
Net Assets -- End of Period .....................  $   3,328,887,420   $   6,084,966,584   $   844,487,855    $1,171,614,081
                                                   =================   =================   ===============    ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              2,406               2,866             1,015             2,433
Units Redeemed ..................................             (6,125)             (5,356)           (1,390)           (2,022)
                                                   -----------------   -----------------   ---------------    --------------
Net Increase (Decrease) .........................             (3,719)             (2,490)             (375)              411
                                                   -----------------   -----------------   ---------------    --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................                360                 693               311               530
Units Redeemed ..................................               (424)               (530)             (219)             (122)
                                                   -----------------   -----------------   ---------------    --------------
Net Increase (Decrease) .........................                (64)                163                92               408
                                                   -----------------   -----------------   ---------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Alliance Intermediate
                                                        Government Securities         EQ/Alliance International (j)
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   6,156,433    $   2,936,581    $  (1,867,988)   $     401,433
 Net realized gain (loss) on investments ........      3,031,928        1,248,138       (8,044,561)     (38,491,982)
 Change in unrealized appreciation
  (depreciation) of investments .................      1,474,710          191,192      (13,550,930)       5,084,182
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     10,663,071        4,375,911      (23,463,479)     (33,006,367)
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     31,156,303       21,606,165       13,146,001       13,631,972
  Transfers between funds including
   guaranteed interest account, net .............     63,279,822       47,407,274      407,063,253      (12,106,825)
  Transfers for contract benefit and
   terminations .................................    (22,619,817)     (10,867,815)     (17,714,224)     (10,371,439)
  Contract maintenance charges ..................        (92,317)         (41,329)        (160,807)        (104,828)
  Adjustments to net assets allocated to
   contracts in payout period ...................       (256,266)        (348,072)        (569,972)         (68,259)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     71,467,725       57,756,223      401,764,251       (9,019,379)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         66,086          508,463        1,994,735          100,391
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     82,196,882       62,640,597      380,295,507      (41,925,355)
Net Assets -- Beginning of Period ...............    116,423,938       53,783,341      104,471,647      146,397,002
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 198,620,820    $ 116,423,938    $ 484,767,154    $ 104,471,647
                                                   =============    =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            969              625            5,598            2,898
Units Redeemed ..................................           (616)            (340)          (1,142)          (2,993)
                                                   -------------    -------------    -------------    -------------
Net Increase (Decrease) .........................            353              285            4,456              (95)
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            324              197              617              374
Units Redeemed ..................................           (165)             (46)            (242)            (353)
                                                   -------------    -------------    -------------    -------------
Net Increase (Decrease) .........................            159              151              375               21
                                                   -------------    -------------    -------------    -------------



                                                      EQ/Alliance Premier Growth         EQ/Alliance Quality Bond
                                                  ---------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (2,488,634)  $  (3,322,001)   $   4,952,864    $   6,819,263
 Net realized gain (loss) on investments ........      (58,521,649)    (92,346,724)       1,477,325        1,476,226
 Change in unrealized appreciation
  (depreciation) of investments .................      (17,093,865)     14,619,551        5,479,502         (354,294)
                                                   ---------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      (78,104,148)    (81,049,174)      11,909,691        7,941,195
                                                   ---------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       25,101,420      47,227,576       27,082,888       28,580,644
  Transfers between funds including
   guaranteed interest account, net .............      (34,545,193)        (27,952)      13,812,577       54,839,638
  Transfers for contract benefit and
   terminations .................................      (17,848,054)    (17,893,460)     (24,883,388)     (14,132,061)
  Contract maintenance charges ..................         (251,635)       (227,973)        (118,427)         (54,876)
  Adjustments to net assets allocated to
   contracts in payout period ...................               --              --         (209,479)        (270,430)
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (27,543,462)     29,078,191       15,684,171       68,962,915
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........           18,742         132,619          212,530          310,847
                                                   ---------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (105,628,868)    (51,838,364)      27,806,392       77,214,957
Net Assets -- Beginning of Period ...............      253,848,521     305,686,885      169,662,362       92,447,405
                                                   ---------------   -------------    -------------    -------------
Net Assets -- End of Period .....................  $   148,219,653   $ 253,848,521    $ 197,468,754    $ 169,662,362
                                                   ===============   =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................               --              --              563              802
Units Redeemed ..................................               --              --             (508)            (460)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................               --              --               55              342
                                                   ---------------   -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            1,178           3,115              146              234
Units Redeemed ..................................           (1,686)         (2,772)             (80)             (63)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................             (508)            343               66              171
                                                   ---------------   -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Alliance Small Cap Growth (h)       EQ/Alliance Technology
                                                  ---------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (3,672,879)  $    (633,903)   $  (1,045,562)   $  (1,346,289)
 Net realized gain (loss) on investments ........      (54,680,960)    (64,248,401)     (31,165,028)     (55,164,766)
 Change in unrealized appreciation
  (depreciation) of investments .................      (48,454,126)     10,615,925      (13,919,007)      24,015,862
                                                   ---------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     (106,807,965)    (54,266,379)     (46,129,597)     (32,495,193)
                                                   ---------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       39,674,054      49,791,661       13,189,832       24,690,634
  Transfers between funds including
   guaranteed interest account, net .............       (9,853,209)      7,723,325       (6,693,614)      18,801,656
  Transfers for contract benefit and
   terminations .................................      (26,018,418)    (24,773,787)      (6,355,161)      (7,178,698)
  Contract maintenance charges ..................         (321,997)       (263,201)        (107,603)         (82,030)
  Adjustments to net assets allocated to
   contracts in payout period ...................          242,179        (308,974)              --               --
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................        3,722,609      32,169,024           33,454       36,231,562
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         (226,495)        472,214           16,493          152,330
                                                   ---------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (103,311,851)    (21,625,141)     (46,079,650)       3,888,699
Net Assets -- Beginning of Period ...............      337,760,923     359,386,064      107,388,606      103,499,907
                                                   ---------------   -------------    -------------    -------------
Net Assets -- End of Period .....................  $   234,449,072   $ 337,760,923    $  61,308,956    $ 107,388,606
                                                   ===============   =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            1,054           1,643               --               --
Units Redeemed ..................................           (1,086)         (1,545)              --               --
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................              (32)             98               --               --
                                                   ---------------   -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              175             190            2,134            3,182
Units Redeemed ..................................             (110)            (66)          (2,185)          (2,578)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................               61             124              (51)             604
                                                   ---------------   -------------    -------------    -------------



                                                                                         EQ/Bernstein Diversified Value
                                                           EQ/Balanced (b)(k)                         (c)
                                                  ------------------------------------- --------------------------------
                                                         2002               2001              2002             2001
                                                  ------------------ ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    5,419,683     $   19,791,122    $     137,575    $    183,661
 Net realized gain (loss) on investments ........      (69,819,217)       (47,004,667)      (7,012,216)      1,440,006
 Change in unrealized appreciation
  (depreciation) of investments .................     (128,039,996)       (23,476,770)     (23,630,627)     (4,636,504)
                                                    --------------     --------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     (192,439,530)       (50,690,315)     (30,505,268)     (3,012,837)
                                                    --------------     --------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       68,168,493         80,807,825       30,884,003      12,233,805
  Transfers between funds including
   guaranteed interest account, net .............      504,910,571        149,784,484       42,667,636     160,045,072
  Transfers for contract benefit and
   terminations .................................     (150,559,730)      (144,293,804)     (17,957,867)     (7,928,850)
  Contract maintenance charges ..................         (894,523)          (727,248)        (122,987)        (52,732)
  Adjustments to net assets allocated to
   contracts in payout period ...................       (3,013,051)        (1,690,010)              --              --
                                                    --------------     --------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      418,611,760         83,881,246       55,470,785     164,297,295
                                                    --------------     --------------    -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        7,488,017          4,361,514          107,485         225,417
                                                    --------------     --------------    -------------    ------------
Increase (Decrease) in Net Assets ...............      233,660,247         37,552,445       25,073,002     161,509,875
Net Assets -- Beginning of Period ...............    1,336,938,990      1,299,386,545      161,594,257          84,382
                                                    --------------     --------------    -------------    ------------
Net Assets -- End of Period .....................   $1,570,599,237     $1,336,938,990    $ 186,667,259    $161,594,257
                                                    ==============     ==============    =============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................           10,722              4,197               --              --
Units Redeemed ..................................           (5,394)            (4,385)              --              --
                                                    --------------     --------------    -------------    ------------
Net Increase (Decrease) .........................            5,328               (188)              --              --
                                                    --------------     --------------    -------------    ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              487                392            1,381           2,065
Units Redeemed ..................................             (189)              (148)            (753)           (384)
                                                    --------------     --------------    -------------    ------------
Net Increase (Decrease) .........................              298                244              628           1,681
                                                    --------------     --------------    -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Calvert Socially           EQ/Capital Guardian
                                                           Responsible                  International
                                                  ------------------------------ ---------------------------
                                                        2002           2001           2002          2001
                                                  --------------- -------------- -------------- ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (46,621)   $   91,242     $   26,814    $     579
 Net realized gain (loss) on investments ........       (689,076)     (423,780)      (353,475)     (24,378)
 Change in unrealized appreciation
  (depreciation) of investments .................       (873,936)     (337,033)      (128,044)      (6,175)
                                                   -------------    ----------     ----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................     (1,609,633)     (669,571)      (454,705)     (29,974)
                                                   -------------    ----------     ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,565,413     1,214,004      1,835,949       24,690
  Transfers between funds including
   guaranteed interest account, net .............        626,167       677,581      4,231,787       81,463
  Transfers for contract benefit and
   terminations .................................       (150,324)      (94,749)      (167,760)      (4,561)
  Contract maintenance charges ..................         (9,105)       (4,878)          (670)         (11)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,032,151     1,791,958      5,899,306      101,581
                                                   -------------    ----------     ----------    ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          2,747         2,642         16,289        1,819
                                                   -------------    ----------     ----------    ---------
Increase (Decrease) in Net Assets ...............        425,265     1,125,029      5,460,890       73,426
Net Assets -- Beginning of Period ...............      4,809,436     3,684,407        175,659      102,233
                                                   -------------    ----------     ----------    ---------
Net Assets -- End of Period .....................  $   5,234,701    $4,809,436     $5,636,549    $ 175,659
                                                   =============    ==========     ==========    =========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --            --             --           --
Units Redeemed ..................................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Net Increase (Decrease) .........................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             66            36            169            2
Units Redeemed ..................................            (38)          (18)           (89)          --
                                                   -------------    ----------     ----------    ---------
Net Increase (Decrease) .........................             28            18             80            2
                                                   -------------    ----------     ----------    ---------




                                                  EQ/Capital Guardian Research (i)  EQ/Capital Guardian U.S. Equity (g)
                                                  --------------------------------  -----------------------------------
                                                        2002             2001              2002            2001
                                                  ---------------- ---------------    --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (125,461)    $  (101,423)      $   (171,222)    $   (68,676)
 Net realized gain (loss) on investments ........     (1,890,703)       (207,417)        (4,417,250)       (299,024)
 Change in unrealized appreciation
  (depreciation) of investments .................     (9,232,906)        240,967           (841,593)        339,226
                                                   -------------     -----------       ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (11,249,070)        (67,873)        (5,430,065)        (28,474)
                                                   -------------     -----------       ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      5,999,501       3,753,733          6,095,097       2,612,650
  Transfers between funds including
   guaranteed interest account, net .............    108,860,115       5,433,268         24,179,235       5,778,317
  Transfers for contract benefit and
   terminations .................................     (2,532,827)       (625,238)        (1,766,913)       (557,376)
  Contract maintenance charges ..................        (25,030)         (3,883)           (13,852)         (3,173)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    112,301,759       8,557,880         28,493,567       7,830,418
                                                   -------------     -----------       ------------     -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        (15,538)         16,040             32,224          14,287
                                                   -------------     -----------       ------------     -----------
Increase (Decrease) in Net Assets ...............    101,037,151       8,506,047         23,095,726       7,816,231
Net Assets -- Beginning of Period ...............     14,923,115       6,417,068         12,819,855       5,003,624
                                                   -------------     -----------       ------------     -----------
Net Assets -- End of Period .....................  $ 115,960,266     $14,923,115       $ 35,915,581     $12,819,855
                                                   =============     ===========       ============     ===========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --              --                 --              --
Units Redeemed ..................................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Net Increase (Decrease) .........................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................          1,389             116                424             166
Units Redeemed ..................................            (83)            (38)               (78)            (87)
                                                   -------------     -----------       ------------     -----------
Net Increase (Decrease) .........................          1,308              78                346              79
                                                   -------------     -----------       ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Emerging Markets Equity           EQ/Equity 500 Index (a)
                                                  --------------------------------- ------------------------------------
                                                        2002             2001              2002              2001
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (877,395)  $     (834,419)  $    (2,398,571)   $   (3,793,091)
 Net realized gain (loss) on investments ........       7,694,999      (25,788,592)      (98,038,778)      (83,556,929)
 Change in unrealized appreciation
  (depreciation) of investments .................     (12,302,551)      22,953,092      (163,996,604)      (97,692,901)
                                                   --------------   --------------   ---------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................      (5,484,947)      (3,669,919)     (264,433,953)     (185,042,921)
                                                   --------------   --------------   ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       7,889,296        9,451,976        93,597,005       120,728,022
  Transfers between funds including
   guaranteed interest account, net .............       3,403,358       (8,485,947)      (79,023,238)      (73,978,055)
  Transfers for contract benefit and
   terminations .................................      (6,690,542)      (5,694,444)     (108,157,150)     (118,680,585)
  Contract maintenance charges ..................         (82,728)         (66,241)         (971,306)         (929,778)
  Adjustments to net assets allocated to
   contracts in payout period ...................              --               --         1,709,857           862,534
                                                   --------------   --------------   ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       4,519,384       (4,794,656)      (92,844,832)      (71,997,862)
                                                   --------------   --------------   ---------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          38,148           39,801        (1,699,984)         (719,518)
                                                   --------------   --------------   ---------------    --------------
Increase (Decrease) in Net Assets ...............        (927,415)      (8,424,774)     (358,978,769)     (257,760,301)
Net Assets -- Beginning of Period ...............      61,640,798       70,065,572     1,162,069,134     1,419,829,435
                                                   --------------   --------------   ---------------    --------------
Net Assets -- End of Period .....................  $   60,713,383   $   61,640,798   $   803,090,365    $1,162,069,134
                                                   ==============   ==============   ===============    ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              --               --             1,099             2,396
Units Redeemed ..................................              --               --            (1,608)           (2,727)
                                                   --------------   --------------   ---------------    --------------
Net Increase (Decrease) .........................              --               --              (509)             (331)
                                                   --------------   --------------   ---------------    --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           1,459            4,566               456               426
Units Redeemed ..................................          (1,402)          (4,633)             (328)             (304)
                                                   --------------   --------------   ---------------    --------------
Net Increase (Decrease) .........................              57              (67)              128               122
                                                   --------------   --------------   ---------------    --------------



                                                        EQ/Evergreen Omega                EQ/FI Mid Cap
                                                  ------------------------------ -------------------------------
                                                        2002           2001            2002            2001
                                                  --------------- -------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (52,589)   $  (33,547)   $     (848,509)  $   (302,348)
 Net realized gain (loss) on investments ........       (718,019)     (463,819)       (4,471,266)    (1,386,697)
 Change in unrealized appreciation
  (depreciation) of investments .................       (380,554)       93,117        (9,090,561)      (533,190)
                                                   -------------    ----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,151,162)     (404,249)      (14,410,336)    (2,222,235)
                                                   -------------    ----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,093,246     1,408,249        20,726,956     19,189,101
  Transfers between funds including
   guaranteed interest account, net .............      1,150,127       780,182        19,206,255     26,066,608
  Transfers for contract benefit and
   terminations .................................       (287,614)     (264,928)       (4,385,155)    (1,525,081)
  Contract maintenance charges ..................         (5,000)       (2,342)          (56,118)       (10,386)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      1,950,759     1,921,161        35,491,938     43,720,242
                                                   -------------    ----------    --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         19,453         7,701             7,886       (275,372)
                                                   -------------    ----------    --------------   ------------
Increase (Decrease) in Net Assets ...............        819,050     1,524,613        21,089,488     41,222,635
Net Assets -- Beginning of Period ...............      3,655,706     2,131,093        51,996,043     10,773,408
                                                   -------------    ----------    --------------   ------------
Net Assets -- End of Period .....................  $   4,474,756    $3,655,706    $   73,085,531   $ 51,996,043
                                                   =============    ==========    ==============   ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --            --                --             --
Units Redeemed ..................................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Net Increase (Decrease) .........................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             74            48               720            692
Units Redeemed ..................................            (42)          (23)             (278)          (176)
                                                   -------------    ----------    --------------   ------------
Net Increase (Decrease) .........................             32            25               442            516
                                                   -------------    ----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/FI Small/Mid Cap Value               EQ/High Yield
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (1,566,519)    $   (556,986)   $   8,615,922    $  10,031,441
 Net realized gain (loss) on investments ........     (1,870,431)       6,297,033      (19,804,444)     (29,434,578)
 Change in unrealized appreciation
  (depreciation) of investments .................    (38,052,701)      (1,415,101)       5,988,711       18,887,829
                                                   -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (41,489,651)       4,324,946       (5,199,811)        (515,308)
                                                   -------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     48,938,959       30,325,445       12,311,561       14,249,550
  Transfers between funds including
   guaranteed interest account, net .............     59,679,873       66,217,182       (6,106,937)      (1,581,506)
  Transfers for contract benefit and
   terminations .................................    (19,024,622)      (7,710,391)     (14,301,961)     (14,457,054)
  Contract maintenance charges ..................       (194,282)         (77,405)        (111,832)        (101,916)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --           63,830          (56,322)
                                                   -------------     ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     89,399,928       88,754,831       (8,145,339)      (1,947,248)
                                                   -------------     ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         22,843           73,771          (62,322)          (7,424)
                                                   -------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     47,933,120       93,153,548      (13,407,472)      (2,469,980)
Net Assets -- Beginning of Period ...............    166,315,473       73,161,925      119,699,173      122,169,153
                                                   -------------     ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 214,248,593     $166,315,473    $ 106,291,701    $ 119,699,173
                                                   =============     ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --               --              316              572
Units Redeemed ..................................             --               --             (406)            (617)
                                                   -------------     ------------    -------------    -------------
Net Increase (Decrease) .........................             --               --              (90)             (45)
                                                   -------------     ------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................          1,834            1,440               92               92
Units Redeemed ..................................         (1,016)            (604)             (57)             (47)
                                                   -------------     ------------    -------------    -------------
Net Increase (Decrease) .........................            818              836               35               45
                                                   -------------     ------------    -------------    -------------



                                                   EQ/International   EQ/J.P. Morgan
                                                   Equity Index (e)    Core Bond (e)     EQ/Janus Large Cap Growth
                                                  ------------------ ---------------- -------------------------------
                                                         2002              2002             2002            2001
                                                  ------------------ ---------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................     $   12,407       $  1,145,187    $     (531,787)  $   (414,628)
 Net realized gain (loss) on investments ........       (185,949)           427,282        (7,698,976)    (3,498,610)
 Change in unrealized appreciation
  (depreciation) of investments .................        (57,137)          (546,972)       (7,480,177)    (4,509,283)
                                                      ----------       ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................       (230,679)         1,025,497       (15,710,940)    (8,422,521)
                                                      ----------       ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,214,842          6,956,066        13,559,655     19,894,776
  Transfers between funds including
   guaranteed interest account, net .............      1,817,774         24,248,552           191,954     16,711,902
  Transfers for contract benefit and
   terminations .................................        (39,498)        (1,100,084)       (2,891,241)    (1,509,200)
  Contract maintenance charges ..................           (351)            (4,058)          (64,028)       (24,199)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,992,767         30,100,476        10,796,340     35,073,279
                                                      ----------       ------------    --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         11,017             17,973             7,020       (282,096)
                                                      ----------       ------------    --------------   ------------
Increase (Decrease) in Net Assets ...............      2,773,105         31,143,946        (4,907,580)    26,368,662
Net Assets -- Beginning of Period ...............             --                 --        42,892,195     16,523,533
                                                      ----------       ------------    --------------   ------------
Net Assets -- End of Period .....................     $2,773,105       $ 31,143,946    $   37,984,615   $ 42,892,195
                                                      ==========       ============    ==============   ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                 --                --             --
Units Redeemed ..................................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Net Increase (Decrease) .........................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            123                374               448            640
Units Redeemed ..................................            (89)               (83)             (254)          (159)
                                                      ----------       ------------    --------------   ------------
Net Increase (Decrease) .........................             34                291               194            481
                                                      ----------       ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Lazard Small Cap Value         EQ/Marsico Focus (d)
                                                  ---------------------------- --------------------------------
                                                        2002          2001           2002            2001
                                                  --------------- ------------ --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (60,850)   $  18,429    $   (236,218)    $   (2,917)
 Net realized gain (loss) on investments ........    (2,307,770)      42,623        (592,429)        22,090
 Change in unrealized appreciation
  (depreciation) of investments .................    (2,435,246)      10,084      (2,069,738)        26,840
                                                   ------------    ---------    ------------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    (4,803,866)      71,136      (2,898,385)        46,013
                                                   ------------    ---------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     7,874,844       74,444       7,927,546        106,685
  Transfers between funds including
   guaranteed interest account, net .............    31,390,785      475,628      35,126,769      1,282,301
  Transfers for contract benefit and
   terminations .................................    (1,543,731)     (32,007)     (2,523,076)        (2,106)
  Contract maintenance charges ..................        (6,987)         (30)         (7,025)           (11)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    37,714,911      518,035      40,524,214      1,386,869
                                                   ------------    ---------    ------------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        34,676        1,595          33,384          1,130
                                                   ------------    ---------    ------------     ----------
Increase (Decrease) in Net Assets ...............    32,945,721      590,766      37,659,213      1,434,012
Net Assets -- Beginning of Period ...............       709,899      119,133       1,434,012             --
                                                   ------------    ---------    ------------     ----------
Net Assets -- End of Period .....................  $ 33,655,620    $ 709,899    $ 39,093,225     $1,434,012
                                                   ============    =========    ============     ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            --           --              --             --
Units Redeemed ..................................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Net Increase (Decrease) .........................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           436            5             797             21
Units Redeemed ..................................          (138)          --            (388)            (7)
                                                   ------------    ---------    ------------     ----------
Net Increase (Decrease) .........................           298            5             409             14
                                                   ------------    ---------    ------------     ----------



                                                    EQ/Mercury Basic Value Equity
                                                  ---------------------------------
                                                        2002             2001
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (390,897)   $   4,241,264
 Net realized gain (loss) on investments ........    (12,087,232)       2,513,191
 Change in unrealized appreciation
  (depreciation) of investments .................    (33,904,718)         155,323
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (46,382,847)       6,909,778
                                                   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     38,158,747       30,681,856
  Transfers between funds including
   guaranteed interest account, net .............     36,092,469       69,858,262
  Transfers for contract benefit and
   terminations .................................    (19,745,219)     (12,520,942)
  Contract maintenance charges ..................       (189,480)        (106,436)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --
                                                   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     54,316,517       87,912,740
                                                   -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         14,874          107,145
                                                   -------------    -------------
Increase (Decrease) in Net Assets ...............      7,948,544       94,929,663
Net Assets -- Beginning of Period ...............    211,993,319      117,063,656
                                                   -------------    -------------
Net Assets -- End of Period .....................  $ 219,941,863    $ 211,993,319
                                                   =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --               --
Units Redeemed ..................................             --               --
                                                   -------------    -------------
Net Increase (Decrease) .........................             --               --
                                                   -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            912            1,052
Units Redeemed ..................................           (560)            (492)
                                                   -------------    -------------
Net Increase (Decrease) .........................            352              560
                                                   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/MFS Emerging Growth Companies
                                                  -----------------------------------
                                                         2002              2001
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (5,438,852)  $    (8,439,214)
 Net realized gain (loss) on investments ........     (157,834,988)     (412,555,487)
 Change in unrealized appreciation
  (depreciation) of investments .................      (25,694,164)       99,769,296
                                                   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................     (188,968,004)     (321,225,405)
                                                   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       49,414,946        87,749,803
  Transfers between funds including
   guaranteed interest account, net .............      (75,717,193)      (79,069,919)
  Transfers for contract benefit and
   terminations .................................      (39,323,917)      (48,357,042)
  Contract maintenance charges ..................         (626,035)         (662,574)
  Adjustments to net assets allocated to
   contracts in payout period ...................               --                --
                                                   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (66,252,199)      (40,339,732)
                                                   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........            9,270            97,588
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets ...............     (255,210,933)     (361,467,549)
Net Assets -- Beginning of Period ...............      562,256,871       923,724,420
                                                   ---------------   ---------------
Net Assets -- End of Period .....................  $   307,045,938   $   562,256,871
                                                   ===============   ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................               --                --
Units Redeemed ..................................               --                --
                                                   ---------------   ---------------
Net Increase (Decrease) .........................               --                --
                                                   ---------------   ---------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              756             2,958
Units Redeemed ..................................           (1,419)           (3,216)
                                                   ---------------   ---------------
Net Increase (Decrease) .........................             (663)             (258)
                                                   ---------------   ---------------



                                                      EQ/MFS Investors Trust               EQ/Money Market
                                                  ------------------------------- ---------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (70,396)   $    (87,536)   $      99,102    $   4,344,168
 Net realized gain (loss) on investments ........    (1,712,449)       (495,716)      (1,999,974)         918,671
 Change in unrealized appreciation
  (depreciation) of investments .................      (988,739)     (1,371,519)       2,188,244         (943,196)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,771,584)     (1,954,771)         287,372        4,319,643
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,063,160       2,646,242       55,990,116       81,741,089
  Transfers between funds including
   guaranteed interest account, net .............     1,867,312         993,622          301,499        4,479,469
  Transfers for contract benefit and
   terminations .................................    (1,042,458)       (934,419)     (68,555,046)     (39,803,511)
  Contract maintenance charges ..................       (12,495)         (7,747)        (173,013)        (127,011)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --           26,608         (200,017)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     2,875,519       2,697,698      (12,409,836)      46,090,019
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        23,136          19,311          (19,764)       1,406,305
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............       127,071         762,238      (12,142,228)      51,815,967
Net Assets -- Beginning of Period ...............    10,907,887      10,145,649      208,524,152      156,708,185
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 11,034,958    $ 10,907,887    $ 196,381,924    $ 208,524,152
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            --              --            4,068            5,291
Units Redeemed ..................................            --              --           (4,079)          (4,807)
                                                   ------------    ------------    -------------    -------------
Net Increase (Decrease) .........................            --              --              (11)             484
                                                   ------------    ------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            97              67              582              866
Units Redeemed ..................................           (57)            (40)            (573)            (669)
                                                   ------------    ------------    -------------    -------------
Net Increase (Decrease) .........................            40              27                9              197
                                                   ------------    ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,



                                                  EQ/Putnam Growth & Income Value  EQ/Putnam International Equity (f)
                                                  -------------------------------- -------------------------------
                                                        2002             2001            2002            2001
                                                  ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $      (10,651)  $   (281,103)   $     (187,097)   $   (7,156)
 Net realized gain (loss) on investments ........      (5,241,110)    (1,827,951)       (3,646,800)     (402,085)
 Change in unrealized appreciation
  (depreciation) of investments .................      (9,066,740)    (4,006,825)      (14,361,722)      102,303
                                                   --------------   ------------    --------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................     (14,318,501)    (6,115,879)      (18,195,619)     (306,938)
                                                   --------------   ------------    --------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       6,972,160      8,891,715        10,300,428       509,191
  Transfers between funds including
   guaranteed interest account, net .............      (3,502,050)     1,748,723        98,814,431      (148,430)
  Transfers for contract benefit and
   terminations .................................      (7,352,637)    (6,708,640)       (5,596,085)     (197,299)
  Contract maintenance charges ..................         (64,795)       (57,207)          (65,819)         (635)
  Adjustments to net assets allocated to
   contracts in payout period ...................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (3,947,322)     3,874,591       103,452,955       162,827
                                                   --------------   ------------    --------------    ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          40,731         49,631           103,411         2,958
                                                   --------------   ------------    --------------    ----------
Increase (Decrease) in Net Assets ...............     (18,225,092)    (2,191,657)       85,360,747      (141,153)
Net Assets -- Beginning of Period ...............      71,169,139     73,360,796         1,156,424     1,297,577
                                                   --------------   ------------    --------------    ----------
Net Assets -- End of Period .....................  $   52,944,047   $ 71,169,139    $   86,517,171    $1,156,424
                                                   ==============   ============    ==============    ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              --             --                --            --
Units Redeemed ..................................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Net Increase (Decrease) .........................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             146            232             1,475            12
Units Redeemed ..................................            (185)          (196)             (345)          (10)
                                                   --------------   ------------    --------------    ----------
Net Increase (Decrease) .........................             (39)            30             1,130             2
                                                   --------------   ------------    --------------    ----------



                                                        EQ/Putnam Voyager         EQ/Small Company Index (e)
                                                  ------------------------------ ----------------------------
                                                       2002            2001                  2002
                                                  -------------- --------------- ----------------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (9,373)    $   (5,509)          $      (9,653)
 Net realized gain (loss) on investments ........     (236,741)       (95,162)               (501,550)
 Change in unrealized appreciation
  (depreciation) of investments .................      (31,846)       (20,506)               (552,404)
                                                    ----------     ----------           -------------
 Net increase (decrease) in net assets from
  operations ....................................     (277,960)      (121,177)             (1,063,607)
                                                    ----------     ----------           -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      861,582        207,754               2,765,036
  Transfers between funds including
   guaranteed interest account, net .............      862,315       (101,154)              6,635,402
  Transfers for contract benefit and
   terminations .................................     (128,828)       (16,599)               (212,966)
  Contract maintenance charges ..................         (398)          (349)                 (1,070)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --             --                      --
                                                    ----------     ----------           -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,594,671         89,652               9,186,402
                                                    ----------     ----------           -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........       10,920          1,170                  12,136
                                                    ----------     ----------           -------------
Increase (Decrease) in Net Assets ...............    1,327,631        (30,355)              8,134,931
Net Assets -- Beginning of Period ...............      418,230        448,585                      --
                                                    ----------     ----------           -------------
Net Assets -- End of Period .....................   $1,745,861     $  418,230           $   8,134,931
                                                    ==========     ==========           =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................           --             --                      --
Units Redeemed ..................................           --             --                      --
                                                    ----------     ----------           -------------
Net Increase (Decrease) .........................           --             --                      --
                                                    ----------     ----------           -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           44              3                     139
Units Redeemed ..................................          (17)            (2)                    (40)
                                                    ----------     -------------        -------------
Net Increase (Decrease) .........................           27              1                      99
                                                    ----------     ------------         -------------


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.

(b) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).

(c) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Portfolio, occurred on May 28, 2001 (See Note 5).

(d)  Commenced operations on October 22, 2001.

(e)  Commenced operations on January 14, 2002.

(f) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
     Note 5).

(g) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(h) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(i) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(j) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(k) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQAT and VIP ("The Trusts") are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1):

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(6)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(7)
   o EQ/Small Company Index

   ----------
    (1) Effective May 18, 2001 the names of the investment options include EQ/.
    (2) Formerly known as Lazard Large Cap Value.
    (3) Formerly known as Morgan Stanley Emerging Markets Equity.
    (4) Formerly known as EQ/Alliance High Yield.
    (5) Formerly known as MFS Growth with Income.
    (6) Formerly known as EQ/Alliance Money Market.
    (7) Formerly known as EQ/Putnam Investors Growth.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amount presented for prior periods to conform these periods with the 2002 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of Equitable Life's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by The Equitable Life Assurance Society and may result in additional amounts being transferred into the variable annuity account by The Equitable Life Assurance Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:



                                                      Purchases         Sales
                                                   -------------- ----------------
   AXA Premier VIP Core Bond                           $ 79,426,664   $    9,878,524
   AXA Premier VIP Health Care                           21,855,497        4,316,932
   AXA Premier VIP International Equity                  35,721,428       18,587,029
   AXA Premier VIP Large Cap Core Equity                 19,877,484        2,821,403
   AXA Premier VIP Large Cap Growth                      27,030,353        4,385,072
   AXA Premier VIP Large Cap Value                       27,646,300        4,654,235
   AXA Premier VIP Small/Mid Cap Growth                  34,960,302        5,291,428
   AXA Premier VIP Small/Mid Cap Value                   37,082,741        5,621,623
   AXA Premier VIP Technology                            18,445,316        7,599,604
   EQ/Aggressive Stock                                  162,517,903      358,735,195
   EQ/Alliance Common Stock                             297,772,534    1,118,106,744
   EQ/Alliance Growth and Income                        294,606,029      357,565,771
   EQ/Alliance Intermediate Government Securities       192,342,017      114,230,607
   EQ/Alliance International                            542,956,365      140,743,069
   EQ/Alliance Premier Growth                            71,481,000      101,494,277
   EQ/Alliance Quality Bond                             110,973,231       89,817,374
   EQ/Alliance Small Cap Growth                         152,967,946      153,173,717
   EQ/Alliance Technology                                80,916,744       81,912,806
   EQ/Balanced                                          787,051,999      357,017,753
   EQ/Bernstein Diversified Value                       215,314,002      159,674,023
   EQ/Calvert Socially Responsible                        4,757,342        2,769,065
   EQ/Capital Guardian International                     12,442,067        6,499,658
   EQ/Capital Guardian Research                         119,988,260        7,827,490
   EQ/Capital Guardian U.S. Equity                       58,951,534       30,593,181
   EQ/Emerging Markets Equity                            96,010,576       92,330,441
   EQ/Equity 500 Index                                  289,863,699      386,010,251
   EQ/Evergreen Omega                                     5,229,121        3,311,498
   EQ/FI Mid Cap                                         55,492,024       20,841,294
   EQ/FI Small/Mid Cap Value                            197,928,063      110,072,415
   EQ/High Yield                                         56,695,989       56,287,604
   EQ/International Equity Index                         10,916,031        7,899,840
   EQ/J.P. Morgan Core Bond                              40,354,258        8,940,961
   EQ/Janus Large Cap Growth                             23,534,866       13,263,294
   EQ/Lazard Small Cap Value                             55,045,700       17,201,890
   EQ/Marsico Focus                                      79,923,530       39,602,150
   EQ/Mercury Basic Value Equity                        140,410,908       85,081,315
   EQ/MFS Emerging Growth Companies                      83,622,081      155,305,992
   EQ/MFS Investors Trust                                 7,155,222        4,326,965
   EQ/MFS Research                                       44,939,835      170,636,563
   EQ/Money Market                                      234,636,075      246,948,316
   EQ/Putnam Growth & Income Value                       17,573,557       21,490,798
   EQ/Putnam International Equity                       216,698,570      113,325,419
   EQ/Putnam Voyager                                      2,596,824        1,000,605
   EQ/Small Company Index                                12,959,543        3,770,659


                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually up to 0.25% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value; as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable
   Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exhanges.

   --------------------------------------------------------------------------------
    November 22, 2002    Removed Portfolio    Surviving Portfolio
   --------------------------------------------------------------------------------
                         EQ/MFS Research      EQ/Capital Guardian
                         Portfolio            Research Portfolio
   --------------------------------------------------------------------------------
   Shares -- Class B          11,534,415           11,596,436
   Value -- Class B         $101,425,209         $101,425,209
   Net Assets before        $101,425,209         $ 21,716,659
   Net Assets after                              $123,141,868
   --------------------------------------------------------------------------------
                        EQ/Alliance Growth
                       Investors Portfolio    EQ/Balanced Portfolio
   --------------------------------------------------------------------------------
   Shares -- Class A          40,015,453              43,086,116
   Shares -- Class B           2,144,351               2,317,626
   Value -- Class A         $561,160,510          $  561,160,510
   Value -- Class B         $ 29,974,946          $   29,974,946
   Net Assets before        $591,135,456          $  875,859,713
   Net Assets after                               $1,466,995,169
   --------------------------------------------------------------------------------


                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


5. Substitutions (Continued)


   ---------------------------------------------------------------------------------
    November 22, 2002 (Concluded)    Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/Alliance Global    EQ/Alliance International
                                     Portfolio             Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                     32,939,561            52,552,174
   Shares -- Class B                      2,119,588             3,396,377
   Value -- Class A                    $391,311,316          $391,311,316
   Value -- Class B                    $ 24,938,608          $ 24,938,608
   Net Assets before                   $416,249,924          $ 15,715,850
   Net Assets after                                          $431,965,774

   ---------------------------------------------------------------------------------
    July 12, 2002                    Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/AXP New Dimensions EQ/Capital Guardian U.S.
                                     Portfolio             Equity Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class B                      1,635,108             1,179,225
   Value -- Class B                     $ 9,459,915          $  9,459,915
   Net Assets before                    $ 9,459,915          $ 31,464,123
   Net Assets after                                          $ 40,924,038

   ---------------------------------------------------------------------------------
                                     EQ/AXP Strategy       EQ/Alliance Small
                                     Aggressive Portfolio  Cap Growth Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                                              491,412
   Shares -- Class B                      2,223,440               195,761
   Value -- Class A                                          $  4,756,193
   Value -- Class B                     $ 6,626,347          $  1,870,154
   Net Assets before                    $ 6,626,347          $258,064,902
   Net Assets after                                          $264,691,249

   ---------------------------------------------------------------------------------
    April 26, 2002                   Removed Portfolio       Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/T. Rowe Price        EQ/Putnam International
                                  International Portfolio Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class B                     11,217,342             9,003,526
   Value -- Class B                    $ 95,272,872          $ 95,272,872
   Net Assets before                   $ 95,272,872          $  2,953,401
   Net Assets after                                          $ 98,226,273

   ---------------------------------------------------------------------------------
    May 18, 2001                     Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     Alliance Conservative
                                     Investors Portfolio   EQ/Balanced Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                     11,433,750
   Shares -- Class B                      1,276,271
   Value -- Class A                    $135,718,615
   Value -- Class B                    $ 15,085,439
   Net Assets before                   $150,804,054
   ---------------------------------------------------------------------------------


                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


5. Substitutions (Concluded)


   --------------------------------------------------------------------------------------
    May 18, 2001 (Concluded)   Removed Portfolio                Surviving Portfolio
   --------------------------------------------------------------------------------------
                                EQ/Evergreen Foundation
                               Portfolio                        EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A                167,949
   Shares -- Class B                 55,807
   Value -- Class A            $  1,590,482
   Value -- Class B            $    528,495
   Net Assets before           $  2,118,977

   --------------------------------------------------------------------------------------
                               EQ/Putnam Balanced Portfolio     EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A              3,319,482
   Shares -- Class B                411,048
   Value -- Class A            $ 40,995,602
   Value -- Class B            $  5,076,437
   Net Assets before           $ 46,072,039

   --------------------------------------------------------------------------------------
                               Mercury World Strategy Portfolio  EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A              1,063,403
   Shares -- Class B                133,231
   Value -- Class A            $ 10,431,985
   Value -- Class B            $  1,306,997
   Net Assets before           $ 11,738,982

   --------------------------------------------------------------------------------------
     Total Impact                                                EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A                                                    12,044,460
   Shares -- Class B                                                     1,410,093
   Value -- Class A                                                 $  188,736,684
   Value -- Class B                                                 $   21,997,368
   Net Assets before                                                $1,275,114,897
   Net Assets after                                                 $1,485,848,949

   --------------------------------------------------------------------------------------
                               EQ/T. Rowe Price Equity           EQ/Bernstein Diversified
                               Income Portfolio                  Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class B             11,134,420                             11,996,799
   Value -- Class B            $147,320,700                         $  147,320,700
   Net Assets before           $147,320,700                         $      104,245
   Net Assets after                                                 $  147,424,945
   --------------------------------------------------------------------------------------


                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:


                                                 Mortality and                     Financial
                                                 Expense Risks   Other Expenses   Accounting     Total
                                                --------------- ---------------- ------------ ----------
Old Contracts                                       0.58%           0.16%            --           0.74%
---------------------------------------------
EQUIPLAN Contracts                                  0.58%           0.16%            --           0.74%
---------------------------------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................       0.65%           0.60%            0.24%        1.49%
All Other Funds .............................       0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 200
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................       1.15%           0.25%            --           1.40%
All Other Funds .............................       0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 300 and Series 400 Contracts
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
EQ/Aggressive Stock
EQ/Balanced .................................       1.10%           0.25%            --           1.35%
All Other Funds* ............................       1.10%           0.24%            --           1.34%
Momentum Plus Contracts                             1.10%           0.25%            --           1.35%
----------------------------------------------
EQUI-VEST Series 500 Contracts                      1.20%           0.25%            --           1.45%
----------------------------------------------
EQUI-VEST Series 600 and 800 Contracts              0.95%           0.25%            --           1.20%
----------------------------------------------
EQUI-VEST Vantage Contracts
----------------------------------------------
0.90 All Funds ..............................       0.90%             --             --           0.90%
0.70 All Funds ..............................       0.70%             --             --           0.70%
0.50 All Funds ..............................       0.50%             --             --           0.50%
EQUI-VEST Express Series 700 Contracts              0.70%           0.25%            --           0.95%
----------------------------------------------

* During 2002 and 2001, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.


   The charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, EQ/Aggressive Stock and EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from Equitable Life's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   For Equivest Series 200 and EQUI-VEST Vantage Contract the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from Equitable Life's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2002        2001     2000     1999     1998
                                                               ------------   ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $ 107.64     --       --       --       --
0.70% Class B (k) ..........................................     $ 107.42     --       --       --       --
0.90% Class B (k) ..........................................     $ 107.20     --       --       --       --
0.95% Class B (k) ..........................................     $ 107.15     --       --       --       --
1.20% Class B (k) ..........................................     $ 106.88     --       --       --       --
1.34% Class B (k) ..........................................     $ 106.73     --       --       --       --
1.35% Class B (k) ..........................................     $ 106.72     --       --       --       --
1.45% Class B (k) ..........................................     $ 106.61     --       --       --       --
Net Assets (000's) .........................................     $ 44,423     --       --       --       --
Investment Income Ratio Class B** ..........................        (6.03)%   --       --       --       --
Number of units outstanding, end of period (000's) .........          416     --       --       --       --
Total Return
 Lowest 1.45% ..............................................         4.47%    --       --       --       --
 Highest 0.50% .............................................         5.44%    --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  79.66     --       --       --       --
0.70% Class B (k) ..........................................     $  79.50     --       --       --       --
0.90% Class B (k) ..........................................     $  79.33     --       --       --       --
0.95% Class B (k) ..........................................     $  79.29     --       --       --       --
1.20% Class B (k) ..........................................     $  79.09     --       --       --       --
1.34% Class B (k) ..........................................     $ 103.48     --       --       --       --
1.34% Class B (k) ..........................................     $  78.98     --       --       --       --
1.35% Class B (k) ..........................................     $  78.97     --       --       --       --
1.45% Class B (k) ..........................................     $  78.89     --       --       --       --
Net Assets (000's) .........................................     $ 10,225     --       --       --       --
Investment Income Ratio Class B** ..........................           --     --       --       --       --
Number of units outstanding, end of period (000's) .........          129     --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (20.23)%   --       --       --       --
 Highest 0.50% .............................................       (19.49)%   --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  78.74     --       --       --       --
0.70% Class B (k) ..........................................     $  78.58     --       --       --       --
0.90% Class B (k) ..........................................     $  78.42     --       --       --       --
0.95% Class B (k) ..........................................     $  78.38     --       --       --       --
1.20% Class B (k) ..........................................     $  78.18     --       --       --       --
1.34% Class B (k) ..........................................     $  78.07     --       --       --       --
1.34% Class B (k) ..........................................     $  89.80     --       --       --       --
1.35% Class B (k) ..........................................     $  78.07     --       --       --       --
1.45% Class B (k) ..........................................     $  77.98     --       --       --       --
Net Assets (000's) .........................................     $  9,802     --       --       --       --
Investment Income Ratio Class B** ..........................           --     --       --       --       --
Number of units outstanding, end of period (000's) .........          125     --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (19.36)%   --       --       --       --
 Highest 0.50% .............................................       (18.61)%   --       --       --       --

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  77.08      --       --       --       --
0.70% Class B (k) ..........................................     $  76.92      --       --       --       --
0.90% Class B (k) ..........................................     $  76.77      --       --       --       --
0.90% Class B (k) ..........................................     $  76.69      --       --       --       --
0.95% Class B (k) ..........................................     $  76.73      --       --       --       --
1.20% Class B (k) ..........................................     $  76.54      --       --       --       --
1.34% Class B (k) ..........................................     $  76.43      --       --       --       --
1.35% Class B (k) ..........................................     $  76.42      --       --       --       --
1.45% Class B (k) ..........................................     $  76.34      --       --       --       --
Net Assets (000's) .........................................     $  9,465      --       --       --       --
Investment Income Ratio Class B** ..........................         0.36%     --       --       --       --
Number of units outstanding, end of period (000's) .........          124      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (23.35)%    --       --       --       --
 Highest 0.50% .............................................       (22.63)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  68.45      --       --       --       --
0.70% Class B (k) ..........................................     $  68.31      --       --       --       --
0.90% Class B (k) ..........................................     $  68.17      --       --       --       --
0.95% Class B (k) ..........................................     $  68.14      --       --       --       --
1.20% Class B (k) ..........................................     $  67.96      --       --       --       --
1.34% Class B (k) ..........................................     $  67.87      --       --       --       --
1.35% Class B (k) ..........................................     $  67.86      --       --       --       --
1.45% Class B (k) ..........................................     $  67.79      --       --       --       --
Net Assets (000's) .........................................     $ 13,852      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          204      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (30.70)%    --       --       --       --
 Highest 0.50% .............................................       (30.05)%    --       --       --       --

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  79.76      --       --       --       --
0.70% Class B (k) ..........................................     $  79.60      --       --       --       --
0.90% Class B (k) ..........................................     $  79.44      --       --       --       --
0.95% Class B (k) ..........................................     $  79.40      --       --       --       --
1.20% Class B (k) ..........................................     $  79.20      --       --       --       --
1.34% Class B (k) ..........................................     $  79.08      --       --       --       --
1.35% Class B (k) ..........................................     $  79.08      --       --       --       --
1.45% Class B (k) ..........................................     $  79.00      --       --       --       --
Net Assets (000's) .........................................     $ 14,348      --       --       --       --
Investment Income Ratio Class B** ..........................         0.70%     --       --       --       --
Number of units outstanding, end of period (000's) .........          182      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (19.62)%    --       --       --       --
 Highest 0.50% .............................................       (18.88)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  62.53      --       --       --       --
0.70% Class B (k) ..........................................     $  62.40      --       --       --       --
0.90% Class B (k) ..........................................     $  62.27      --       --       --       --
0.95% Class B (k) ..........................................     $  62.24      --       --       --       --
1.20% Class B (k) ..........................................     $  62.08      --       --       --       --
1.34% Class B (k) ..........................................     $  93.12      --       --       --       --
1.34% Class B (k) ..........................................     $  62.00      --       --       --       --
1.35% Class B (k) ..........................................     $  62.00      --       --       --       --
1.45% Class B (k) ..........................................     $  61.93      --       --       --       --
Net Assets (000's) .........................................     $ 18,611      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          300      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (37.15)%    --       --       --       --
 Highest 0.50% .............................................       (36.57)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  74.33      --       --       --       --
0.70% Class B (k) ..........................................     $  74.18      --       --       --       --
0.90% Class B (k) ..........................................     $  74.03      --       --       --       --
0.95% Class B (k) ..........................................     $  73.99      --       --       --       --
1.20% Class B (k) ..........................................     $  73.80      --       --       --       --
1.34% Class B (k) ..........................................     $  73.70      --       --       --       --
1.34% Class B (k) ..........................................     $  94.23      --       --       --       --
1.35% Class B (k) ..........................................     $  73.69      --       --       --       --
1.45% Class B (k) ..........................................     $  73.62      --       --       --       --
Net Assets (000's) .........................................     $ 21,008      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          285      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (24.31)%    --       --       --       --
 Highest 0.50% .............................................       (23.60)%    --       --       --       --

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                               Years Ended December 31,
                                                             -----------------------------
                                                                  2002           2001
                                                             ------------- ---------------
AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................   $  57.12               --
0.70% Class B (k) ..........................................   $  57.00               --
0.90% Class B (k) ..........................................   $  56.89               --
0.95% Class B (k) ..........................................   $  56.86               --
1.20% Class B (k) ..........................................   $  56.71               --
1.34% Class B (k) ..........................................   $  56.63               --
1.34% Class B (k) ..........................................   $  86.91               --
1.35% Class B (k) ..........................................   $  56.63               --
1.45% Class B (k) ..........................................   $  56.57               --
Net Assets (000's) .........................................   $  3,753               --
Investment Income Ratio Class B** ..........................         --               --
Number of units outstanding, end of period (000's) .........         66               --
Total Return
 Lowest 1.45% ..............................................     (44.51)%             --
 Highest 0.50% .............................................     (43.99)%             --

EQ/Aggressive Stock
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  47.48       $    67.13
1.35% Class A ..............................................   $  88.98       $   126.48
1.35% Class A ..............................................   $  84.51       $   120.13
1.45% Class A (a) ..........................................   $  47.01       $    66.89
Net Assets (000's) .........................................   $881,555       $1,468,650
Investment Income Ratio Class A & B** ......................       0.01%            0.48%
Number of units outstanding, end of period (000's) .........     16,813           19,670
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (29.72)%         (26.08)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (29.27)%         (25.98)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $  46.48               --
0.70% Class B (k) ..........................................   $  50.77               --
0.90% Class B (b) ..........................................   $  47.80       $    67.82
0.90% Class B (b) ..........................................   $  39.17               --
0.95% Class B (d) ..........................................   $  50.34       $    71.46
1.20% Class B (a) ..........................................   $  47.01       $    66.90
Net Assets (000's) .........................................   $  7,308       $   11,422
Investment Income Ratio Class A & B** ......................       0.01%            0.48%
Number of units outstanding, end of period (000's) .........        159              168
Total Return
 Lowest 1.20%,1.20%, 1.20%, 1.20%, 1.20% ...................     (29.73)%        (26.08)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................     (28.23)%        (25.85)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.74% to 1.49%*
0.74% Class A ..............................................   $ 256.52       $   385.79
0.74% Class A ..............................................   $ 277.87       $   417.89
1.40% or 1.49% Class A .....................................   $ 197.84       $   299.82
1.35% Class A ..............................................   $ 161.06       $   244.28

                                                                       Years Ended December 31,
                                                             ---------------------------------------------
                                                                   2000           1999           1998
                                                             --------------- -------------- --------------
AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................           --              --            --
0.70% Class B (k) ..........................................           --              --            --
0.90% Class B (k) ..........................................           --              --            --
0.95% Class B (k) ..........................................           --              --            --
1.20% Class B (k) ..........................................           --              --            --
1.34% Class B (k) ..........................................           --              --            --
1.34% Class B (k) ..........................................           --              --            --
1.35% Class B (k) ..........................................           --              --            --
1.45% Class B (k) ..........................................           --              --            --
Net Assets (000's) .........................................           --              --            --
Investment Income Ratio Class B** ..........................           --              --            --
Number of units outstanding, end of period (000's) .........           --              --            --
Total Return
 Lowest 1.45% ..............................................           --              --            --
 Highest 0.50% .............................................           --              --            --

EQ/Aggressive Stock
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................    $    90.70      $  105.59      $   89.92
1.35% Class A ..............................................    $   170.92      $  199.45      $  170.12
1.35% Class A ..............................................    $   162.34      $  189.44      $  161.59
1.45% Class A (a) ..........................................    $    90.49      $  105.69      $   90.25
Net Assets (000's) .........................................    $2,277,731     $3,081,933     $3,163,911
Investment Income Ratio Class A & B** ......................          0.35%          0.30%          0.43%
Number of units outstanding, end of period (000's) .........        22,456         26,033         31,521
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................        (14.38)%        17.11%         (9.75)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................        (14.10)%        17.42%         (0.91)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................           --              --            --
0.70% Class B (k) ..........................................           --              --            --
0.90% Class B (b) ..........................................    $   91.46      $   106.50            --
0.90% Class B (b) ..........................................           --              --            --
0.95% Class B (d) ..........................................    $   96.42      $   112.33            --
1.20% Class B (a) ..........................................    $   90.50      $   105.70      $  90.25
Net Assets (000's) .........................................    $  20,650      $   15,660            --
Investment Income Ratio Class A & B** ......................         0.35%           0.30%         0.43%
Number of units outstanding, end of period (000's) .........          225             147            --
Total Return
 Lowest 1.20%,1.20%, 1.20%, 1.20%, 1.20% ...................       (14.38)%          6.50%        (9.75)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................        14.12%          17.12%        (9.75)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.74% to 1.49%*
0.74% Class A ..............................................    $  433.23      $   506.59     $  407.19
0.74% Class A ..............................................    $  469.28      $   548.74     $  441.07
1.40% or 1.49% Class A .....................................    $  339.28      $   399.74     $  323.75
1.35% Class A ..............................................    $  276.76      $   326.32     $  264.22


                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                  Years Ended December 31,
                                                               -------------------------------
                                                                     2002            2001
                                                               --------------- ---------------
EQ/Alliance Common Stock (Concluded)
------------------------------------
1.35% Class A ................................................    $   154.15      $   233.80
1.45% Class A (a) ............................................    $    62.45      $    94.82
Net Assets (000's) ...........................................    $3,226,657      $5,921,994
Investment Income Ratio Class A & B** ........................          0.05%           2.35%
Number of units outstanding, end of period (000's) ...........        17,309          21,028
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................        (34.01)%        (11.63)%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................        (33.51)%        (10.95)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    52.86              --
0.70% Class B (k) ............................................    $    55.52              --
0.90% Class B (b) ............................................    $    64.63      $    97.85
0.90% Class B (b) ............................................    $    57.75              --
0.95% Class B (d) ............................................    $    55.05      $    83.37
1.20% Class B (a) ............................................    $    62.46      $    94.83
Net Assets (000's) ...........................................    $   79,564      $  127,068
Investment Income Ratio Class A & B** ........................          0.05%           2.35%
Number of units outstanding, end of period (000's) ...........         1,321           1,385
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (34.13)%        (11.82)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (31.23)%        (11.53)%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   204.07      $   262.05
1.35% Class A ................................................    $   204.30      $   262.37
1.45% Class A (a) ............................................    $    97.61      $   125.48
Net Assets (000's) ...........................................    $  752,928      $1,065,247
Investment Income Ratio Class A & B** ........................          1.32%           0.99%
Number of units outstanding, end of period (000's) ...........         3,693           4,068
Total Return
 Lowest 1.45%,1.45%, 1.45%, 1.45%, 1.45% .....................        (22.21)%         (2.73)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (22.12)%         (2.62)%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    75.41              --
0.70% Class B (k) ............................................    $    85.76              --
0.90% Class B (b) ............................................    $   100.27      $   128.51
0.95% Class B (d) ............................................    $    85.04      $   109.04
1.20% Class B (a) ............................................    $    97.62      $   125.48
Net Assets (000's) ...........................................    $   86,144      $   99,357
Investment Income Ratio Class A & B** ........................          1.32%           0.99%
Number of units outstanding, end of period (000's) ...........           923             831
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (22.21)%         (2.74)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (20.14)%         (2.43)%




                                                                         Years Ended December 31,
                                                               ---------------------------------------------
                                                                     2000           1999           1998
                                                               --------------- -------------- --------------
EQ/Alliance Common Stock (Concluded)
------------------------------------
1.35% Class A ................................................    $   264.88     $   312.31    $   252.88
1.45% Class A (a) ............................................    $   107.53     $   126.91    $   102.87
Net Assets (000's) ...........................................    $7,485,320     $9,427,745    $7,686,431
Investment Income Ratio Class A & B** ........................          0.61%          0.59%         0.61%
Number of units outstanding, end of period (000's) ...........        23,518         25,132        25,149
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................        (15.12)%        23.47%        27.62%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................        (14.48)%        24.41%        28.60%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --             --            --
0.70% Class B (k) ............................................            --             --            --
0.90% Class B (b) ............................................    $   110.60     $   130.14            --
0.90% Class B (b) ............................................            --             --            --
0.95% Class B (d) ............................................    $    94.30     $   111.02            --
1.20% Class B (a) ............................................    $   107.54     $   126.92    $   102.87
Net Assets (000's) ...........................................    $  128,180     $   46,426            --
Investment Income Ratio Class A & B** ........................          0.35%          0.30%         0.43%
Number of units outstanding, end of period (000's) ...........         1,222            363            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (15.27)%        11.02%         2.87%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (15.01)%        30.14%         2.87%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   269.09     $   250.31    $   213.81
1.35% Class A ................................................    $   269.45     $   250.67    $   214.14
1.45% Class A (a) ............................................    $   129.00     $   120.13    $   102.73
Net Assets (000's) ...........................................    $  983,264     $  857,933    $  596,027
Investment Income Ratio Class A & B** ........................          0.91%          0.27%         0.33%
Number of units outstanding, end of period (000's) ...........         3,657          3,430         2,789
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................          7.38%         16.94%         2.73%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................          7.50%         17.07%        19.25%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --             --            --
0.70% Class B (k) ............................................            --             --            --
0.90% Class B (b) ............................................    $   131.71     $   122.29            --
0.95% Class B (d) ............................................    $   111.81     $   103.87            --
1.20% Class B (a) ............................................    $   129.01     $   120.14    $   102.73
Net Assets (000's) ...........................................    $   52,120     $    7,611            --
Investment Income Ratio Class A & B** ........................          0.91%          0.27%         0.33%
Number of units outstanding, end of period (000's) ...........           423             65            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................          7.38%         16.95%         2.73%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................          7.70%         22.29%         2.73%


                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                              Years Ended December 31,
                                                             ---------------------------
                                                                  2002          2001
                                                             ------------- -------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.74% to 1.45%*
0.74% Class A ..............................................   $  74.44      $   68.67
1.34% Class A ..............................................   $ 154.25      $  143.62
1.35% Class A ..............................................   $ 148.72      $  138.49
1.45% Class A (a) ..........................................   $ 125.44      $  116.92
Net Assets (000's) .........................................   $155,586      $  94,476
Investment Income Ratio Class A & B** ......................       5.39%          4.91%
Number of units outstanding, end of period (000's) .........      1,033            680
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       7.28%          6.58%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% .................       8.41%          7.73%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $ 120.24             --
0.70% Class B (k) ..........................................   $ 125.51             --
0.90% Class B (b) ..........................................   $ 127.05      $  118.06
0.95% Class B (d) ..........................................   $ 124.46      $  115.71
1.20% Class B (a) ..........................................   $ 125.45      $  116.93
Net Assets (000's) .........................................   $ 42,385      $  20,964
Investment Income Ratio Class A & B** ......................       5.39%          4.91%
Number of units outstanding, end of period (000's) .........        339            180
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       7.29%          6.58%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       7.02%          6.91%

EQ/Alliance International (o)
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  82.20      $   92.48
1.35% Class A ..............................................   $  82.14      $   92.42
1.45% Class A (a) ..........................................   $  64.65      $   72.82
Net Assets (000's) .........................................   $452,054      $  96,619
Investment Income Ratio Class A & B** ......................         --           1.61%
Number of units outstanding, end of period (000's) .........      5,501          1,045
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (11.21)%       (24.00)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (11.11)%       (23.91)%

EQ/Alliance International (o)
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $  62.95             --
0.70% Class B (k) ..........................................   $  65.79             --
0.90% Class B (b) ..........................................   $  67.72      $   76.02
0.95% Class B (d) ..........................................   $  65.24      $   73.27
1.20% Class B (a) ..........................................   $  64.53      $   72.66
Net Assets (000's) .........................................   $ 30,424      $   6,863
Investment Income Ratio Class A & B** ......................         --           1.61%
Number of units outstanding, end of period (000's) .........        469             94
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................     (11.19)%       (24.23)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................      (9.35)%       (24.00)%



                                                                     Years Ended December 31,
                                                             -----------------------------------------
                                                                  2000          1999          1998
                                                             ------------- ------------- -------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.74% to 1.45%*
0.74% Class A ..............................................   $  63.74      $  58.63      $  58.81
1.34% Class A ..............................................   $ 134.60      $ 124.96      $ 126.48
1.35% Class A ..............................................   $ 129.80      $ 120.52      $ 122.00
1.45% Class A (a) ..........................................   $ 109.70      $ 101.96      $ 103.32
Net Assets (000's) .........................................   $ 50,169      $ 56,849      $ 53,503
Investment Income Ratio Class A & B** ......................       5.64%         5.15%         5.15%
Number of units outstanding, end of period (000's) .........        395           480           450
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       7.59%        (1.32)%        3.32%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% .................       8.72%        (0.31)%        7.26%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................         --            --            --
0.70% Class B (k) ..........................................         --            --            --
0.90% Class B (b) ..........................................   $ 110.43      $ 102.33            --
0.95% Class B (d) ..........................................   $ 108.29      $ 100.40            --
1.20% Class B (a) ..........................................   $ 109.71      $ 101.97      $ 103.32
Net Assets (000's) .........................................   $  3,169      $    710            --
Investment Income Ratio Class A & B** ......................       5.64%         5.15%         5.15%
Number of units outstanding, end of period (000's) .........         29             7            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       7.59%        (1.31)%        3.32%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       7.92%         2.33%         3.32%

EQ/Alliance International (o)
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $ 121.54      $ 160.04      $ 117.72
1.35% Class A ..............................................   $ 121.48      $ 159.96      $ 117.68
1.45% Class A (a) ..........................................   $  95.81      $ 126.29      $  93.00
Net Assets (000's) .........................................   $138,523      $168,324      $129,490
Investment Income Ratio Class A & B** ......................       0.46%           --          1.81%
Number of units outstanding, end of period (000's) .........      1,140         1,052         1,100
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (24.13)%       35.80%        (7.00)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (24.06)%       35.94%         9.08%

EQ/Alliance International (o)
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................         --            --            --
0.70% Class B (k) ..........................................         --            --            --
0.90% Class B (b) ..........................................   $ 100.03      $ 131.34            --
0.95% Class B (d) ..........................................   $  96.46      $ 126.71            --
1.20% Class B (a) ..........................................   $  95.90      $ 126.30      $  93.00
Net Assets (000's) .........................................   $  7,035      $  1,031            --
Investment Income Ratio Class A & B** ......................       0.46%           --          1.81%
Number of units outstanding, end of period (000's) .........         73             8            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................     (24.07)%       35.81%        (7.00)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................     (23.84)%       31.34%        (7.00)%

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................   $  44.22            --            --            --            --
0.70% Class B (k) ..........................................   $  48.79            --            --            --            --
0.90% Class B (c) ..........................................   $  48.46      $  71.03      $  94.27      $ 116.55            --
0.95% Class B (d) ..........................................   $  48.38      $  70.94      $  94.20      $ 116.53            --
1.20% Class B (c) ..........................................   $  47.97      $  70.52      $  93.88      $ 116.42            --
1.34% Class B (c) ..........................................   $  47.74      $  70.28      $  93.70      $ 116.36            --
1.35% Class B (c) ..........................................   $  47.72      $  70.27      $  93.68      $ 116.36            --
1.45% Class B (c) ..........................................   $  47.56      $  70.10      $  93.56      $ 116.32            --
Net Assets (000's) .........................................   $148,022      $253,526      $305,650      $112,177            --
Investment Income Ratio Class B** ..........................         --          0.01%         0.82%         0.80%           --
Number of units outstanding, end of period (000's) .........      3,095         3,603         3,260           964            --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% .........................     (32.15)%      (25.07)%      (19.57)%       16.32%           --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ........................     (29.15)%      (24.65)%      (19.12)%       16.55%           --

EQ/Alliance Quality Bond
------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $ 157.39      $ 147.79      $ 138.33      $ 125.76      $ 130.07
1.35% Class A ..............................................   $ 165.98      $ 155.87      $ 145.91      $ 132.67      $ 137.23
1.45% Class A (a) ..........................................   $ 124.83      $ 117.34      $ 109.96      $ 100.08      $ 103.62
Net Assets (000's) .........................................   $160,021      $142,202      $ 85,769      $ 85,548      $ 80,977
Investment Income Ratio Class A & B** ......................       4.01%         6.63%         6.24%         5.27%         5.60%
Number of units outstanding, end of period (000's) .........      1,015           960           618           678           620
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       6.38%         6.72%         9.87%        (3.42)%        3.62%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................       6.49%         6.83%         9.99%        (3.31)%        7.23%

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $ 120.40            --            --            --            --
0.70% Class B (k) ..........................................   $ 125.91            --            --            --            --
0.90% Class B (b) ..........................................   $ 126.38      $ 118.44      $ 110.65      $ 100.33            --
0.95% Class B (d) ..........................................   $ 124.85      $ 117.07      $ 109.43      $  99.28            --
1.20% Class B (a) ..........................................   $ 124.90      $ 117.42      $ 110.03      $ 100.07      $ 103.62
Net Assets (000's) .........................................   $ 36,469      $ 26,498      $  6,037      $    998            --
Investment Income Ratio Class A & B** ......................       4.01%         6.63%         6.24%         5.27%         5.60%
Number of units outstanding, end of period (000's) .........        292           226            55            10            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       6.37%         6.72%         9.95%         0.33%         3.62%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       5.93%         7.04%        10.29%        (3.43)%        3.62%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  99.61      $ 144.40      $ 168.29      $ 149.64      $ 118.57
1.35% Class A ..............................................   $  99.56      $ 144.34      $ 168.23      $ 149.59      $ 118.55
1.45% Class A (a) ..........................................   $  72.71      $ 105.52      $ 123.11      $ 109.59      $  86.93
Net Assets (000's) .........................................   $205,395      $302,370      $335,817      $156,783      $138,814
Investment Income Ratio Class A & B** ......................         --          1.04%           --            --          0.02%
Number of units outstanding, end of period (000's) .........      2,062         2,094         1,996         1,048         1,171
Total Return ...............................................

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                  Years Ended December 31,
                                                               -------------------------------
                                                                     2002            2001
                                                               --------------- ---------------
EQ/Alliance Small Cap Growth (m) (Concluded)
--------------------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (31.09)%        (14.29)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (31.02)%        (14.20)%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    52.55              --
0.70% Class B (k) ............................................    $    88.17              --
0.90% Class B (b) ............................................    $    73.89      $   106.88
0.95% Class B (d) ............................................    $    87.42      $   126.52
1.20% Class B (a) ............................................    $    72.72      $   105.51
Net Assets (000's) ...........................................    $   28,243      $   34,050
Investment Income Ratio Class A & B** ........................            --            1.04%
Number of units outstanding, end of period (000's) ...........           358             297
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (31.08)%        (14.29)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (29.03)%        (14.02)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................    $    33.73              --
0.70% Class B (k) ............................................    $    29.30              --
0.90% Class B (e) ............................................    $    29.14      $    49.65
0.95% Class B (e) ............................................    $    29.10      $    49.61
1.20% Class B (e) ............................................    $    28.90      $    49.39
1.34% Class B (e) ............................................    $    28.78      $    49.27
1.35% Class B (e) ............................................    $    28.78      $    49.26
1.45% Class B (e) ............................................    $    28.70      $    49.18
Net Assets (000's) ...........................................    $   61,069      $  106,996
Investment Income Ratio Class B** ............................            --            0.01%
Number of units outstanding, end of period (000's) ...........         2,119           2,170
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................        (41.64)%        (25.54)%
 Highest 0.50%, 0.90%, 0.90% .................................        (41.40)%        (25.12)%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.45%*
1.34% Class A ................................................    $    42.91      $    49.61
1.35% Class A ................................................    $   149.96      $   173.76
1.35% Class A ................................................    $   149.01      $   172.66
1.45% Class A (a) ............................................    $    96.40      $   111.81
Net Assets (000's) ...........................................    $1,493,481      $1,285,472
Investment Income Ratio Class A & B** ........................          1.47%           2.61%
Number of units outstanding, end of period (000's) ...........        27,370          22,042
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (13.78)%         (3.27)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (13.50)%         (2.91)%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    82.10              --
0.70% Class B (k) ............................................    $    89.58              --
0.90% Class B (b) ............................................    $    99.02       $  114.50



                                                                         Years Ended December 31,
                                                               ---------------------------------------------
                                                                     2000           1999           1998
                                                               --------------- -------------- --------------
EQ/Alliance Small Cap Growth (m) (Concluded)
--------------------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................         12.34%          26.07%       (13.07)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................         12.46%          26.20%        (5.56)%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --              --            --
0.70% Class B (k) ............................................            --              --            --
0.90% Class B (b) ............................................    $   124.31      $   110.37            --
0.95% Class B (d) ............................................    $   147.23      $   130.79            --
1.20% Class B (a) ............................................    $   123.09      $   109.62      $  86.94
Net Assets (000's) ...........................................    $   22,830      $      902            --
Investment Income Ratio Class A & B** ........................            --              --          0.02%
Number of units outstanding, end of period (000's) ...........           173               8            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................         12.29%          26.09%       (13.06)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................         12.63%          10.37%       (13.06)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................            --              --            --
0.70% Class B (k) ............................................            --              --            --
0.90% Class B (e) ............................................    $    66.31              --            --
0.95% Class B (e) ............................................    $    66.29              --            --
1.20% Class B (e) ............................................    $    66.17              --            --
1.34% Class B (e) ............................................    $    66.10              --            --
1.35% Class B (e) ............................................    $    66.10              --            --
1.45% Class B (e) ............................................    $    66.05              --            --
Net Assets (000's) ...........................................    $  103,541              --            --
Investment Income Ratio Class B** ............................            --              --            --
Number of units outstanding, end of period (000's) ...........         1,566              --            --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................        (33.95)%            --            --
 Highest 0.50%, 0.90%, 0.90% .................................        (33.69)%            --            --

EQ/Balanced (i) (p)
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $    51.10      $    52.39    $    45.07
1.35% Class A ................................................    $   179.45      $   184.34    $   158.63
1.35% Class A ................................................    $   178.32      $   183.18    $   157.63
1.45% Class A (a) ............................................    $   115.59      $   118.86    $   102.39
Net Assets (000's) ...........................................    $1,275,254      $1,436,827    $1,322,229
Investment Income Ratio Class A & B** ........................         3.14%            2.75%         2.63%
Number of units outstanding, end of period (000's) ...........        22,230          24,478        26,486
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (2.75)%          16.09%         2.39%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (2.46)%          16.24%        16.58%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................           --               --            --
0.70% Class B (k) ............................................           --               --            --
0.90% Class B (b) ............................................    $  118.02       $   121.00            --

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Balanced (i) (p) (Concluded)
-------------------------------
0.90% Class B (b) ............................................   $  86.02            --
0.95% Class B (d) ............................................   $  88.83      $ 102.76
1.20% Class B (a) ............................................   $  96.39      $ 111.79
Net Assets (000's) ...........................................   $ 69,620      $ 48,578
Investment Income Ratio Class A & B** ........................       1.47%         2.61%
Number of units outstanding, end of period (000's) ...........        743           445
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................     (13.78)%       (3.27)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (12.38)%       (2.98)%

EQ/Bernstein Diversified Value (j)
----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  89.18            --
0.70% Class B (k) ............................................   $  82.19            --
0.90% Class B (f) ............................................   $  81.63      $  95.39
0.95% Class B (f) ............................................   $  86.43      $ 101.04
1.20% Class B (f) ............................................   $  80.81      $  94.71
1.34% Class B (c) ............................................   $  80.42      $  94.39
1.35% Class B (c) ............................................   $  80.39      $  94.36
1.45% Class B (f) ............................................   $  85.70      $ 100.70
Net Assets (000's) ...........................................   $186,392      $158,997
Investment Income Ratio Class B** ............................       1.38%         1.37%
Number of units outstanding, end of period (000's) ...........      2,309         1,681
Total Return
 Lowest 1.45%, 1.45%, 1.35% ..................................     (14.89)%       (2.43)%
 Highest 0.50%, 0.90%, 1.35% .................................     (13.16)%       (2.09)%

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  57.22            --
0.70% Class B (k) ............................................   $  64.32            --
0.90% Class B (c) ............................................   $  63.89      $  87.65
0.95% Class B (k) ............................................   $  81.77            --
1.20% Class B (c) ............................................   $  63.23      $  87.02
1.34% Class B (c) ............................................   $  62.93      $  86.73
1.35% Class B (c) ............................................   $  62.91      $  86.71
1.45% Class B (k) ............................................   $  81.26            --
Net Assets (000's) ...........................................   $  3,909      $  2,862
Investment Income Ratio Class B** ............................         --          2.86%
Number of units outstanding, end of period (000's) ...........         61            33
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (27.52)%      (15.85)%
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (27.00)%      (15.47)%

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  61.65            --
0.70% Class B (k) ............................................   $  69.13            --
0.90% Class B (c) ............................................   $  68.67      $  81.56
0.95% Class B (k) ............................................   $  84.22            --
1.20% Class B (k) ............................................   $  67.97            --



                                                                      Years Ended December 31,
                                                               ---------------------------------------
                                                                    2000         1999         1998
                                                               ------------- ------------ ------------
EQ/Balanced (i) (p) (Concluded)
-------------------------------
0.90% Class B (b) ............................................          --           --           --
0.95% Class B (d) ............................................   $  105.98    $  108.71           --
1.20% Class B (a) ............................................   $  115.59    $  118.86     $ 102.39
Net Assets (000's) ...........................................   $  23,067    $   9,389           --
Investment Income Ratio Class A & B** ........................        3.14%        2.75%        2.63%
Number of units outstanding, end of period (000's) ...........         201           78           --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       (2.75)%      16.09%        2.39%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       (2.46)%      21.00%        2.39%

EQ/Bernstein Diversified Value (j)
----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (f) ............................................          --           --           --
0.95% Class B (f) ............................................          --           --           --
1.20% Class B (f) ............................................          --           --           --
1.34% Class B (c) ............................................   $   95.93           --           --
1.35% Class B (c) ............................................   $   95.93           --           --
1.45% Class B (f) ............................................          --           --           --
Net Assets (000's) ...........................................          --           --           --
Investment Income Ratio Class B** ............................        1.39%          --           --
Number of units outstanding, end of period (000's) ...........          --           --           --
Total Return
 Lowest 1.45%, 1.45%, 1.35% ..................................       (4.07)%         --           --
 Highest 0.50%, 0.90%, 1.35% .................................       (4.07)%         --           --

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (c) ............................................   $  103.69    $  107.76            --
0.95% Class B (k) ............................................          --           --           --
1.20% Class B (c) ............................................   $  103.26    $  107.64            --
1.34% Class B (c) ............................................   $  103.06    $  107.58            --
1.35% Class B (c) ............................................   $  103.04    $  107.57            --
1.45% Class B (k) ............................................          --           --           --
Net Assets (000's) ...........................................   $   1,546    $     430           --
Investment Income Ratio Class B** ............................        6.60%        1.61%          --
Number of units outstanding, end of period (000's) ...........          15            4           --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................       (4.21)%       7.57%          --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................       (3.78)%       7.76%          --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (c) ............................................   $  104.07    $  129.76            --
0.95% Class B (k) ............................................          --           --           --
1.20% Class B (k) ............................................          --           --           --

                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002          2001         2000         1999         1998
                                                               ------------- ------------- ------------ ------------ -----------
EQ/Capital Guardian International (Concluded)
---------------------------------------------
1.34% Class B (c) ............................................   $  67.65      $  80.71      $ 103.41    $  129.55          --
1.35% Class B (c) ............................................   $  67.62      $  80.69      $ 103.40    $  129.55          --
1.45% Class B (k) ............................................   $  83.76            --            --           --          --
Net Assets (000's) ...........................................   $  5,617      $    162            --           --          --
Investment Income Ratio Class B** ............................       2.20%         1.93%         0.43%          --          --
Number of units outstanding, end of period (000's) ...........         82             2            --           --          --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (16.28)%      (21.96)%      (20.19)%      29.55%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (14.59)%      (21.63)%      (19.80)%      29.76%         --

EQ/Capital Guardian Research (n)
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  73.83            --            --           --          --
0.70% Class B (k) ............................................   $  81.93            --            --           --          --
0.90% Class B (c) ............................................   $  81.38      $ 109.00      $ 112.26    $  106.96          --
0.95% Class B (d) ............................................   $  81.24      $ 108.87      $ 112.19    $  106.94          --
1.20% Class B (c) ............................................   $  80.55      $ 108.22      $ 111.80    $  106.84          --
1.34% Class B (c) ............................................   $  80.17      $ 107.86      $ 111.59    $  106.78          --
1.35% Class B (c) ............................................   $  80.14      $ 107.84      $ 111.57    $  106.78          --
1.45% Class B (c) ............................................   $  79.87      $ 107.58      $ 111.42    $  106.74          --
Net Assets (000's) ...........................................   $115,919      $ 14,798      $  6,589    $     961          --
Investment Income Ratio Class B** ............................       0.50%         0.27%         2.11%        0.50%         --
Number of units outstanding, end of period (000's) ...........      1,445           137            59            9          --
Total Return .................................................
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (25.76)%       (3.45)%        4.38%        6.74%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (22.82)%       (2.90)%        4.96%        6.96%         --

EQ/Capital Guardian U.S. Equity (l)
-----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  74.48            --            --           --          --
0.70% Class B (k) ............................................   $  77.29            --            --           --          --
0.90% Class B (c) ............................................   $  76.77      $ 101.25      $ 104.51    $  101.81          --
0.95% Class B (d) ............................................   $  76.64      $ 101.37      $ 104.44    $  101.79          --
1.20% Class B (c) ............................................   $  75.99      $ 100.76      $ 104.08    $  101.69          --
1.34% Class B (c) ............................................   $  75.63      $ 100.43      $ 103.88    $  101.64          --
1.35% Class B (c) ............................................   $  75.60      $ 100.40      $ 103.87    $  101.64          --
1.45% Class B (c) ............................................   $  75.34      $ 100.16      $ 103.72    $  101.60          --
Net Assets (000's) ...........................................   $ 35,863      $ 12,769      $  4,990    $   1,423          --
Investment Income Ratio Class B** ............................       0.59%         0.41%         2.41%        1.27%         --
Number of units outstanding, end of period (000's) ...........        473           127            48           14          --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (24.78)%       (3.43)%        4.49%        6.78%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (22.46)%       (3.12)%        2.65%        1.79%         --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  70.62            --            --           --          --
0.70% Class B (k) ............................................   $  88.09            --            --           --          --
0.90% Class B (b) ............................................   $ 103.54      $ 111.05      $ 118.14    $  198.84          --
0.95% Class B (d) ............................................   $  76.80      $  82.40      $  87.82    $  147.71          --
1.20% Class B (a) ............................................   $  81.32      $  87.48      $  93.36    $  157.61     $ 81.49

                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               -----------------------------
                                                                    2002           2001
                                                               ------------- ---------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
1.34% Class B (a) ............................................   $  56.74       $   61.12
1.34% Class B (k) ............................................   $  90.59              --
1.35% Class B (a) ............................................   $  85.53       $   92.15
1.45% Class B (a) ............................................   $  80.41       $   86.72
Net Assets (000's) ...........................................   $ 60,620       $  61,468
Investment Income Ratio Class B** ............................         --              --
Number of units outstanding, end of period (000's) ...........      1,023             966
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      (7.27)%         (6.53)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................      (8.45)%         (6.01)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $ 191.65       $   249.66
1.35% Class A ................................................   $ 191.48       $   249.47
1.45% Class A (a) ............................................   $  72.93       $    95.12
Net Assets (000's) ...........................................   $753,523       $1,108,749
Investment Income Ratio Class A & B** ........................       1.07%            1.00%
Number of units outstanding, end of period (000's) ...........      3,939            4,448
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (23.32)%         (13.23)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................     (23.23)%         (13.13)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $  62.27               --
0.70% Class B (k) ............................................   $  63.97               --
0.90% Class B (b) ............................................   $  75.18       $    97.75
0.95% Class B (b) ............................................   $  63.43       $    82.52
1.20% Class B (a) ............................................   $  72.94       $    95.13
Net Assets (000's) ...........................................   $ 45,105       $   47,067
Investment Income Ratio Class A & B** ........................       1.07%            1.00%
Number of units outstanding, end of period (000's) ...........        641              513
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................     (23.32)%         (13.23)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (22.13)%         (12.96)%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  56.66               --
0.70% Class B (k) ............................................   $  58.23               --
0.90% Class B (c) ............................................   $  57.84       $    76.82
0.95% Class B (d) ............................................   $  57.74       $    76.72
1.20% Class B (c) ............................................   $  57.25       $    76.26
1.34% Class B (c) ............................................   $  56.98       $    76.01
1.35% Class B (c) ............................................   $  56.96       $    75.99
1.45% Class B (c) ............................................   $  56.76       $    75.81
Net Assets (000's) ...........................................   $  4,434       $    3,577
Investment Income Ratio Class B** ............................         --             0.01%
Number of units outstanding, end of period (000's) ...........         79               47
Total Return



                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                     2000            1999            1998
                                                               --------------- --------------- ---------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
1.34% Class B (a) ............................................    $    65.32      $   110.43      $    57.18
1.34% Class B (k) ............................................            --              --              --
1.35% Class B (a) ............................................    $    98.49      $   166.52      $    86.23
1.45% Class B (a) ............................................    $    92.78      $   157.03      $    81.40
Net Assets (000's) ...........................................    $   69,976      $   68,983      $   12,494
Investment Income Ratio Class B** ............................          7.62%           1.78%           0.40%
Number of units outstanding, end of period (000's) ...........         1,033             615             218
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (40.92)%        (92.91)%        (18.60)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................        (40.58)%         93.98%         (13.58)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   287.40      $   322.15      $   271.24
1.35% Class A ................................................    $   287.20      $   321.97      $   271.11
1.45% Class A (a) ............................................    $   109.62      $   123.01      $   103.68
Net Assets (000's) ...........................................    $1,371,123      $1,631,943      $1,148,752
Investment Income Ratio Class A & B** ........................          0.66%           1.05%           1.15%
Number of units outstanding, end of period (000's) ...........         4,779           5,074           4,240
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (10.89)%         18.64%           3.68%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (10.78)%         18.76%          26.36%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --              --              --
0.70% Class B (k) ............................................            --              --              --
0.90% Class B (b) ............................................    $   112.30       $  125.64              --
0.95% Class B (b) ............................................    $    94.85       $  106.17              --
1.20% Class B (a) ............................................    $   109.63       $  123.02       $  103.69
Net Assets (000's) ...........................................    $   41,860       $  13,766              --
Investment Income Ratio Class A & B** ........................          0.66%           1.05%           1.15%
Number of units outstanding, end of period (000's) ...........           391             112              --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (10.88)%         18.64%           3.69%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (10.62)%         25.64%           3.69%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................            --              --              --
0.70% Class B (k) ............................................            --              --              --
0.90% Class B (c) ............................................    $    93.40       $  106.75              --
0.95% Class B (d) ............................................    $    93.34       $  106.73              --
1.20% Class B (c) ............................................    $    93.02       $  106.63              --
1.34% Class B (c) ............................................    $    92.84       $  106.57              --
1.35% Class B (c) ............................................    $    92.82       $  106.57              --
1.45% Class B (c) ............................................    $    93.33       $  106.53              --
Net Assets (000's) ...........................................    $    2,043       $     533              --
Investment Income Ratio Class B** ............................          0.36%           1.29%             --
Number of units outstanding, end of period (000's) ...........            22               5              --
Total Return

                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               -----------------------------
                                                                    2002           2001
                                                               -------------- --------------
EQ/Evergreen Omega (Concluded)
------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (25.12)%       (18.77)%
 Highest 0.50% 0.90%, 0.90%, 0.90%, ..........................      (22.68)%       (17.75)%

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $   71.73             --
0.70% Class B (k) ............................................   $   69.75             --
0.90% Class B (f) ............................................   $   69.42      $   85.92
0.95% Class B (f) ............................................   $   69.34      $   85.86
1.20% Class B (f) ............................................   $   68.93      $   85.57
1.34% Class B (f) ............................................   $   68.70      $   85.41
1.35% Class B (f) ............................................   $   68.69      $   85.40
1.45% Class B (f) ............................................   $   68.53      $   85.28
Net Assets (000's) ...........................................   $  73,034      $  52,918
Investment Income Ratio Class B** ............................        0.02%          0.23%
Number of units outstanding, end of period (000's) ...........       1,061            619
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................      (19.65)%       (14.68)%
 Highest 0.50%, 0.90%, 0.90% .................................      (15.36)%       (14.19)%

EQ/FI Small/Mid Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $   95.25             --
0.70% Class B (k) ............................................   $   76.93             --
0.90% Class B (b) ............................................   $   94.35      $  111.62
0.95% Class B (d) ............................................   $   96.15      $  113.81
1.20% Class B (a) ............................................   $   74.98      $   88.97
1.34% Class B ................................................   $   94.29      $  112.05
1.35% Class B (a) ............................................   $   74.70      $   88.78
1.45% Class B (a) ............................................   $   74.14      $   88.20
Net Assets (000's) ...........................................   $ 214,099      $ 166,025
Investment Income Ratio Class B** ............................        0.57%          0.75%
Number of units outstanding, end of period (000's) ...........       2,329          1,511
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      (15.94)%         2.49%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................      (13.55)%         3.06%

EQ/High Yield
-------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $  123.58      $  128.74
1.35% Class A ................................................   $  131.83      $  137.35
1.45% Class A (a) ............................................   $   72.96      $   76.09
Net Assets (000's) ...........................................   $  94,701      $ 110,339
Investment Income Ratio Class A & B** ........................        9.00%          9.64%
Number of units outstanding, end of period (000's) ...........         764            854
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       (4.12)%        (0.52)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................       (4.00)%        (0.41)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $   91.03             --



                                                                        Years Ended December 31,
                                                               ------------------------------------------
                                                                    2000           1999          1998
                                                               -------------- ------------- -------------
EQ/Evergreen Omega (Concluded)
------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (12.39)%        6.53%           --
 Highest 0.50% 0.90%, 0.90%, 0.90%, ..........................      (12.51)%        6.75%           --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --            --            --
0.70% Class B (k) ............................................          --            --            --
0.90% Class B (f) ............................................   $  100.13            --            --
0.95% Class B (f) ............................................   $  100.11            --            --
1.20% Class B (f) ............................................   $  100.02            --            --
1.34% Class B (f) ............................................   $   99.98            --            --
1.35% Class B (f) ............................................   $   99.98            --            --
1.45% Class B (f) ............................................   $   99.95            --            --
Net Assets (000's) ...........................................   $  10,299            --            --
Investment Income Ratio Class B** ............................        0.41%           --            --
Number of units outstanding, end of period (000's) ...........         103            --            --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................       (0.05)%          --            --
 Highest 0.50%, 0.90%, 0.90% .................................        0.13%           --            --

EQ/FI Small/Mid Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --            --            --
0.70% Class B (k) ............................................          --            --            --
0.90% Class B (b) ............................................   $  108.31      $ 103.94            --
0.95% Class B (d) ............................................   $  110.49      $ 106.09            --
1.20% Class B (a) ............................................   $   86.60      $  83.36      $  82.88
1.34% Class B ................................................   $  109.21      $ 105.28      $ 104.82
1.35% Class B (a) ............................................   $   86.54      $  83.43      $  83.08
1.45% Class B (a) ............................................   $   86.06      $  83.05      $  82.78
Net Assets (000's) ...........................................   $  73,141      $ 77,391      $ 90,206
Investment Income Ratio Class B** ............................        0.95%         0.17%         0.48%
Number of units outstanding, end of period (000's) ...........         675           737           861
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        3.62%         0.33%       (17.22)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................        4.20%         3.94%       (16.74)%

EQ/High Yield
-------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $  129.28      $ 143.43      $ 150.42
1.35% Class A ................................................   $  137.94      $ 153.05      $ 160.53
1.45% Class A (a) ............................................   $   76.49      $  84.96      $  89.20
Net Assets (000's) ...........................................   $ 116,741      $160,655      $197,410
Investment Income Ratio Class A & B** ........................        9.92%        10.52%        10.77%
Number of units outstanding, end of period (000's) ...........         899         1,115         1,306
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       (9.97)%       (4.75)%      (10.80)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................       (9.86)%       (4.64)%       (6.42)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................          --            --            --

                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                               ----------------------------------------------------------------
                                                                   2002         2001        2000         1999          1998
                                                               ------------ ----------- ----------- ------------- -------------
EQ/High Yield (Concluded)
-------------------------
0.70% Class B (k) ............................................   $  86.67          --          --           --            --
0.90% Class B (b) ............................................   $  74.22     $ 77.17     $ 77.34      $ 85.66            --
0.95% Class B (d) ............................................   $  85.94     $ 89.40     $ 89.64      $ 99.34            --
1.20% Class B (a) ............................................   $  72.96     $ 76.09     $ 76.49      $ 84.97       $ 89.20
Net Assets (000's) ...........................................   $ 10,780     $ 8,364     $ 4,647      $ 1,250            --
Investment Income Ratio Class A & B** ........................       9.00%       9.64%       9.92%       10.52%        10.77%
Number of units outstanding, end of period (000's) ...........        136         101          56           14            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................      (4.11)%     (0.52)%     (9.98)%     (14.74)%      (10.80)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................      (4.81)%     (0.22)%     (9.71)%     (14.34)%      (10.80)%

EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  81.37          --          --           --            --
0.70% Class B (k) ............................................   $  81.20          --          --           --            --
0.90% Class B (k) ............................................   $  81.02          --          --           --            --
0.95% Class B (k) ............................................   $  80.98          --          --           --            --
1.20% Class B (k) ............................................   $  80.76          --          --           --            --
1.34% Class B (k) ............................................   $  80.64          --          --           --            --
1.35% Class B (k) ............................................   $  80.63          --          --           --            --
1.45% Class B (k) ............................................   $  80.54          --          --           --            --
Net Assets (000's) ...........................................   $  2,762          --          --           --            --
Investment Income Ratio Class B** ............................       2.21%         --          --           --            --
Number of units outstanding, end of period (000's) ...........         34          --          --           --            --
Total Return
 Lowest 1.45% ................................................     (16.96)%        --          --           --            --
 Highest 0.50% ...............................................     (16.19)%        --          --           --            --

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $ 108.01          --          --           --            --
0.70% Class B (k) ............................................   $ 107.78          --          --           --            --
0.90% Class B (k) ............................................   $ 107.54          --          --           --            --
0.95% Class B (k) ............................................   $ 107.49          --          --           --            --
1.20% Class B (k) ............................................   $ 107.19          --          --           --            --
1.34% Class B (k) ............................................   $ 107.03          --          --           --            --
1.35% Class B (k) ............................................   $ 107.02          --          --           --            --
1.45% Class B (k) ............................................   $ 106.90          --          --           --            --
Net Assets (000's) ...........................................   $ 31,127          --          --           --            --
Investment Income Ratio Class B** ............................      10.10%         --          --           --            --
Number of units outstanding, end of period (000's) ...........        291          --          --           --            --
Total Return
 Lowest 1.45% ................................................       6.52%         --          --           --            --
 Highest 0.50% ...............................................       7.52%         --          --           --            --

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  47.68          --          --           --            --
0.70% Class B (k) ............................................   $  44.53          --          --           --            --
0.90% Class B (f) ............................................   $  44.32     $ 64.18     $ 84.07           --            --
0.95% Class B (f) ............................................   $  44.27     $ 64.14     $ 84.05           --            --

                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2002          2001          2000         1999      1998
                                                               ------------- ------------- ------------- ------------ -----
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
1.20% Class B (f) ............................................   $  44.01      $  63.92      $  83.99           --     --
1.34% Class B (f) ............................................   $  43.86      $  63.80      $  83.95           --     --
1.35% Class B (f) ............................................   $  43.85      $  63.79      $  83.94           --     --
1.45% Class B (f) ............................................   $  43.75      $  63.71      $  83.92           --     --
Net Assets (000's) ...........................................   $ 37,973      $ 42,787      $ 15,869           --     --
Investment Income Ratio Class B** ............................         --          0.01%         0.32%          --     --
Number of units outstanding, end of period (000's) ...........        864           670           189           --     --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................     (31.32)%      (24.08)%      (16.08)%         --     --
 Highest 0.50%, 0.90%, 0.90% .................................     (30.06)%      (23.63)%      (15.93)%         --     --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $ 108.77            --            --           --     --
0.70% Class B (k) ............................................   $ 114.85            --            --           --     --
0.90% Class B (c) ............................................   $ 114.07      $ 133.62      $ 114.52      $ 97.50     --
0.95% Class B (k) ............................................   $  89.87            --            --           --     --
1.20% Class B (k) ............................................   $ 112.91            --            --           --     --
1.34% Class B (c) ............................................   $ 112.38      $ 132.22      $ 113.83      $ 97.34     --
1.35% Class B (c) ............................................   $ 112.34      $ 132.19      $ 113.81      $ 97.34     --
1.45% Class B (k) ............................................   $  87.78            --            --           --     --
Net Assets (000's) ...........................................   $ 33,624      $    794      $    114           --     --
Investment Income Ratio Class B** ............................       0.92%         6.38%         4.22%        2.15%    --
Number of units outstanding, end of period (000's) ...........        304             6             1           --     --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (15.10)%       16.15%        16.92%       (2.66)%   --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (13.98)%       16.68%        17.46%       (2.50)%   --

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  93.38            --            --           --     --
0.70% Class B (k) ............................................   $  93.15            --            --           --     --
0.90% Class B (g) ............................................   $  92.92      $ 106.02            --           --     --
0.95% Class B (g) ............................................   $  92.86      $ 106.00            --           --     --
1.20% Class B (g) ............................................   $  92.57      $ 105.94            --           --     --
1.34% Class B (g) ............................................   $  92.40      $ 105.89            --           --     --
1.35% Class B (g) ............................................   $  92.39      $ 105.90            --           --     --
1.45% Class B (g) ............................................   $  92.27      $ 105.87            --           --     --
Net Assets (000's) ...........................................   $ 39,072      $  1,483            --           --     --
Investment Income Ratio Class B** ............................       0.05%           --            --           --     --
Number of units outstanding, end of period (000's) ...........        423            14            --           --     --
Total Return
 Lowest 1.45%, 1.45% .........................................     (12.84)%        5.94%           --           --     --
 Highest 0.50%, 0.90% ........................................     (12.03)%        6.02%           --           --     --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  88.81            --            --           --     --
0.70% Class B (k) ............................................   $ 112.46            --            --           --     --
0.90% Class B (d) ............................................   $ 108.89      $ 131.84      $ 126.07     $ 113.77     --
0.95% Class B (d) ............................................   $  92.90      $ 112.55      $ 107.68     $  97.22     --

                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.20% Class B (a) ............................................   $ 109.12      $ 132.52
1.34% Class B ................................................   $ 141.48      $ 172.07
1.35% Class B (a) ............................................   $ 109.20      $ 132.83
1.45% Class B (a) ............................................   $ 107.89      $ 131.37
Net Assets (000's) ...........................................   $219,767      $211,877
Investment Income Ratio Class B** ............................       1.14%         3.87%
Number of units outstanding, end of period (000's) ...........      1,648         1,296
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (17.87)%        4.00%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (15.42)%        4.58%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  35.99            --
0.70% Class B (k) ............................................   $  64.15            --
0.90% Class B (b) ............................................   $  56.92      $  87.46
0.95% Class B (d) ............................................   $  53.87      $  82.81
1.20% Class B (a) ............................................   $  60.23      $  92.82
1.34% Class B (a) ............................................   $  93.15      $ 143.76
1.35% Class B (a) ............................................   $  62.29      $  96.14
1.45% Class B (a) ............................................   $  59.55      $  92.01
Net Assets (000's) ...........................................   $306,986      $562,209
Investment Income Ratio Class B** ............................         --          0.02%
Number of units outstanding, end of period (000's) ...........      3,497         4,160
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (35.28)%      (35.01)%
 Highest 0.50% 0.90%, 0.90%, 0.90%, 1.20% ....................     (33.56)%      (34.64)%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  64.03            --
0.70% Class B (k) ............................................   $  67.58            --
0.90% Class B (c) ............................................   $  67.12      $  85.75
0.95% Class B (d) ............................................   $  67.01      $  85.65
1.20% Class B (c) ............................................   $  66.44      $  85.14
1.34% Class B (c) ............................................   $  66.13      $  84.85
1.35% Class B (c) ............................................   $  66.10      $  84.83
1.45% Class B (c) ............................................   $  65.88      $  84.63
Net Assets (000's) ...........................................   $ 10,978      $ 10,711
Investment Income Ratio Class B** ............................       0.60%         0.43%
Number of units outstanding, end of period (000's) ...........        166           126
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (22.16)%      (17.21)%
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (20.43)%      (16.74)%

EQ/Money Market
---------------
Unit Value 0.74% to 1.49%*
0.74% Class A ................................................   $  42.17      $  41.81
1.40% or 1.49% Class A .......................................   $  34.00      $  33.96
1.35% Class A ................................................   $ 134.47      $ 134.30
1.35% Class A ................................................   $ 133.83      $ 133.66



                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                    2000         1999          1998
                                                               ------------- ------------ -------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.20% Class B (a) ............................................   $ 127.11      $ 115.06     $  97.91
1.34% Class B ................................................   $ 165.28      $ 149.82     $ 127.67
1.35% Class B (a) ............................................   $ 127.60      $ 115.67     $  98.58
1.45% Class B (a) ............................................   $ 126.32      $ 114.64     $  97.80
Net Assets (000's) ...........................................   $117,494      $ 96,477     $ 57,265
Investment Income Ratio Class B** ............................       5.30%         7.56%        5.96%
Number of units outstanding, end of period (000's) ...........        736           651          449
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      10.19%        17.22%       (2.20)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................      10.81%        17.86%       (1.20)%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --            --           --
0.70% Class B (k) ............................................         --            --           --
0.90% Class B (b) ............................................   $ 133.82      $ 166.37           --
0.95% Class B (d) ............................................   $ 126.78      $ 157.69           --
1.20% Class B (a) ............................................   $ 142.46      $ 177.65     $ 103.53
1.34% Class B (a) ............................................   $ 220.97      $ 275.93     $ 161.04
1.35% Class B (a) ............................................   $ 147.79      $ 184.57     $ 107.73
1.45% Class B (a) ............................................   $ 141.58      $ 177.00     $ 103.41
Net Assets (000's) ...........................................   $923,853      $706,335     $177,196
Investment Income Ratio Class B** ............................       2.04%         2.88%          --
Number of units outstanding, end of period (000's) ...........      4,418         2,614        1,103
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (20.01)%       71.16%        3.41%
 Highest 0.50% 0.90%, 0.90%, 0.90%, 1.20% ....................     (19.56)%       72.12%        7.96%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --            --           --
0.70% Class B (k) ............................................         --            --           --
0.90% Class B (c) ............................................   $ 102.99      $ 104.65           --
0.95% Class B (d) ............................................   $ 102.92      $ 104.63           --
1.20% Class B (c) ............................................   $ 102.57      $ 104.53           --
1.34% Class B (c) ............................................   $ 102.37      $ 104.48           --
1.35% Class B (c) ............................................   $ 102.36      $ 104.48           --
1.45% Class B (c) ............................................   $ 102.22      $ 104.44           --
Net Assets (000's) ...........................................   $  8,909      $  2,090           --
Investment Income Ratio Class B** ............................       0.50%         0.90%          --
Number of units outstanding, end of period (000's) ...........         99            21           --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (2.13)%        4.44%          --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................      (1.59)%        4.65%          --

EQ/Money Market
---------------
Unit Value 0.74% to 1.49%*
0.74% Class A ................................................   $  40.50      $  38.35     $  36.76
1.40% or 1.49% Class A .......................................   $  33.15      $  31.63     $  30.55
1.35% Class A ................................................   $ 131.10      $ 125.06     $ 120.76
1.35% Class A ................................................   $ 130.47      $ 124.47     $ 120.19

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Money Market (Concluded)
---------------------------
1.45% Class A (a) ............................................   $ 112.77      $ 112.74
Net Assets (000's) ...........................................   $151,511      $162,479
Investment Income Ratio Class A & B** ........................       1.34%         3.78%
Number of units outstanding, end of period (000's) ...........      2,943         2,954
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................       0.11%         2.44%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................       0.87%         3.23%

EQ/Money Market
---------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $ 105.22            --
0.70% Class B (k) ............................................   $ 110.53            --
0.90% Class B (b) ............................................   $ 114.42      $ 114.06
0.90% Class B (b) ............................................   $ 103.51            --
0.95% Class B (d) ............................................   $ 109.60      $ 109.30
1.20% Class B (a) ............................................   $ 112.77      $ 112.74
Net Assets (000's) ...........................................   $ 42,749      $ 43,718
Investment Income Ratio Class A & B** ........................       1.34%         3.78%
Number of units outstanding, end of period (000's) ...........        387           396
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       0.02%         2.31%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       0.70%         2.64%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  78.07            --
0.70% Class B (k) ............................................   $  78.73            --
0.90% Class B (b) ............................................   $  77.17      $  96.20
0.95% Class B (d) ............................................   $  72.36      $  90.25
1.20% Class B (a) ............................................   $  76.16      $  95.23
1.34% Class B ................................................   $  96.50      $ 120.85
1.35% Class B (a) ............................................   $  76.45      $  95.74
1.45% Class B (a) ............................................   $  75.30      $  94.40
Net Assets (000's) ...........................................   $ 52,829      $ 71,054
Investment Income Ratio Class B** ............................       1.30%         0.92%
Number of units outstanding, end of period (000's) ...........        563           602
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (20.23)%       (8.17)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (18.47)%       (7.65)%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  62.51            --
0.70% Class B (k) ............................................   $  77.18            --
0.90% Class B (c) ............................................   $  76.66      $  92.80
0.95% Class B (k) ............................................   $  76.53            --
1.20% Class B (k) ............................................   $  75.88            --
1.34% Class B (c) ............................................   $  75.52      $  91.82
1.35% Class B (c) ............................................   $  75.49      $  91.80
1.45% Class B (k) ............................................   $  82.38            --
Net Assets (000's) ...........................................   $ 86,429      $  1,101



                                                                      Years Ended December 31,
                                                               ---------------------------------------
                                                                   2000          1999         1998
                                                               ------------ ------------- ------------
EQ/Money Market (Concluded)
---------------------------
1.45% Class A (a) ............................................   $ 110.16     $ 105.20      $ 101.68
Net Assets (000's) ...........................................   $134,309     $153,678      $125,561
Investment Income Ratio Class A & B** ........................       5.20%        4.67%         4.77%
Number of units outstanding, end of period (000's) ...........      2,470        2,794         2,339
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................       4.81%        3.54%         3.88%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................       5.61%        4.33%         4.67%

EQ/Money Market
---------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --
0.90% Class B (b) ............................................   $ 111.13     $ 105.79            --
0.90% Class B (b) ............................................         --           --            --
0.95% Class B (d) ............................................   $ 106.56     $ 101.49            --
1.20% Class B (a) ............................................   $ 110.19     $ 105.21      $ 101.68
Net Assets (000's) ...........................................   $ 21,426     $  6,259            --
Investment Income Ratio Class A & B** ........................       5.20%        4.67%         4.77%
Number of units outstanding, end of period (000's) ...........        199           61            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       4.73%        3.47%         1.68%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       5.05%        5.79%         1.68%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --            --
0.90% Class B (b) ............................................   $ 104.17     $  98.44            --
0.95% Class B (d) ............................................   $  97.78     $  92.44            --
1.20% Class B (a) ............................................   $ 103.43     $  98.04      $ 100.60
1.34% Class B ................................................   $ 131.45     $ 124.76      $ 128.20
1.35% Class B (a) ............................................   $ 104.15     $  98.87      $ 101.60
1.45% Class B (a) ............................................   $ 102.80     $  97.68      $ 100.48
Net Assets (000's) ...........................................   $ 73,201     $ 82,771      $ 74,815
Investment Income Ratio Class B** ............................       0.93%        7.46%         2.19%
Number of units outstanding, end of period (000's) ...........        566          667           584
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       5.24%       (2.79)%        0.48%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       5.83%       (1.56)%        1.82%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --            --
0.90% Class B (c) ............................................   $ 119.32     $ 137.32            --
0.95% Class B (k) ............................................         --           --            --
1.20% Class B (k) ............................................         --           --            --
1.34% Class B (c) ............................................   $ 118.60     $ 137.09            --
1.35% Class B (c) ............................................   $ 118.59     $ 137.09            --
1.45% Class B (k) ............................................         --           --            --
Net Assets (000's) ...........................................   $  1,186     $    137            --

                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2002          2001          2000          1999      1998
                                                               ------------- ------------- ------------- ------------- -----
EQ/Putnam International Equity (Concluded)
------------------------------------------
Investment Income Ratio Class B** ............................       0.99%         0.72%        12.29%        13.23%    --
Number of units outstanding, end of period (000's) ...........      1,142            12            10             1     --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (17.85)%      (22.59)%      (13.49)%       37.09%    --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (15.83)%      (22.23)%      (13.11)%       37.32%    --

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  47.88            --            --            --     --
0.70% Class B (k) ............................................   $  55.04            --            --            --     --
0.90% Class B (c) ............................................   $  54.67      $  74.89      $ 100.04      $ 122.77     --
0.95% Class B (k) ............................................   $  54.57            --            --            --     --
1.20% Class B (k) ............................................   $  54.11            --            --            --     --
1.34% Class B (c) ............................................   $  53.85      $  74.11      $  99.44      $ 122.57     --
1.35% Class B (c) ............................................   $  53.83      $  74.09      $  99.43      $ 122.56     --
1.45% Class B (k) ............................................   $  72.13            --            --            --     --
Net Assets (000's) ...........................................   $  1,722      $    370      $    398      $    123     --
Investment Income Ratio Class B** ............................       0.22%           --          1.87%         3.76%    --
Number of units outstanding, end of period (000's) ...........         32             5             4             1     --
Total Return .................................................
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (27.41)%      (25.49)%      (18.87)%       22.56%    --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (25.82)%      (25.14)%      (18.51)%       22.77%    --

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  82.28            --            --            --     --
0.70% Class B (k) ............................................   $  82.10            --            --            --     --
0.90% Class B (k) ............................................   $  81.92            --            --            --     --
0.95% Class B (k) ............................................   $  81.88            --            --            --     --
1.20% Class B (k) ............................................   $  81.65            --            --            --     --
1.34% Class B (k) ............................................   $  81.53            --            --            --     --
1.35% Class B (k) ............................................   $  81.52            --            --            --     --
1.45% Class B (k) ............................................   $  81.43            --            --            --     --
Net Assets (000's) ...........................................      8,126            --            --            --     --
Investment Income Ratio Class B** ............................       1.01%           --            --            --     --
Number of units outstanding, end of period (000's) ...........         99            --            --            --     --
Total Return
 Lowest 1.45% ................................................     (21.16)%          --            --            --     --
 Highest 0.50% ...............................................     (20.43)%          --            --            --     --



                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated





----------
(a)  Units were made available for sale on July 13, 1998.

(b)  Units were made available for sale on January 30, 1999.

(c)  Units were made available for sale on August 30, 1999.

(d)  Units were made available for sale on October 6, 1999.

(e)  Units were made available for sale on May 22, 2000.

(f)  Units were made available for sale on September 22, 2000.

(g)  Units were made available for sale on October 22, 2001.

(h) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.

(i) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio for Alliance Investors occurred on May 18, 2001 (See Note 5).

(j) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note
     5).

(k)  Units were made available for sale on January 14, 2002.

(l) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002 (See Note 5).

(m) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002 (See Note 5).

(n) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(o) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(p) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45% and 1.49% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                     FSA-56

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

Momentum Plus(SM)
Retirement Planning from Equitable Life

SUPPLEMENT DATED MAY 1, 2003 TO PROSPECTUS, DATED MAY 1, 2003

--------------------------------------------------------------------------------


This supplement adds to and modifies certain information in the Prospectus for Momentum Plus(SM) of The Equitable Life Assurance Society of the United States ("Equitable Life"), dated May 1, 2003. The purpose of the supplement is to offer employers or trustees of trusts established with respect to the below mentioned 457 plans ("trustees") an opportunity to fund Code Section 457 employee deferred compensation ("457") plans with a Momentum Plus(SM) group deferred annuity contract issued directly to employers or trustees pursuant to the terms of their respective 457 plans. The supplement describes the material differences between the Prospectus, as it applies to the Momentum Plus(SM) program applicable to tax-qualified defined contribution plans, and its application to 457 plans. You should keep this supplement to the Prospectus for future reference. You may obtain an additional copy of the Prospectus and a copy of the Statement of Additional Information ("SAI") from us, free of charge, if you write to the processing office, call 1-800-528-0204, or mail in the SAI request form located at the end of the Prospectus. Special terms used in the Prospectus have the same meanings in this supplement unless otherwise noted.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 457 of the Code, you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," on page 33 of the Prospectus and page 3 of this supplement for your specific type of retirement arrangement.)


MOMENTUM PLUS(SM) 457 CONTRACT

GENERAL TERMS


An "employer" is either (i) a state, political subdivision of a state or an agency or instrumentality of any one or more of these entities or (ii) any other organization exempt from tax which maintains a plan for a select group of management or highly compensated employees as described under ERISA. A "participant" is an employee who is a participant under a plan, adopted by the "employer," that is intended to meet the requirements of an eligible deferred compensation plan under Section 457 of the Code. The "source" of a contribution may be any of the following: (i) employer contributions; or (ii) participant contributions pursuant to a deferral election; or (iii) prior plan transfer from a prior 457 plan if permitted in the plan; or (iv) rollover contributions from another eligible retirement plan. As the 457 contract does not provide for loans, the definition of "active loan" is not applicable.


THE MOMENTUM PLUS(SM) PROGRAM

In addition to the Momentum Plus(SM) group deferred annuity contract available to qualified retirement plans that meet the requirements of Code Section 401(a), the Momentum Plus(SM) program now offers the Momentum Plus(SM) 457 group variable annuity contract ("457 contract") as a funding vehicle for employers or trustees who sponsor 457 plans. There is no Master Plan, Master Trust or Pooled Trust applicable to 457 plans. Each employer or trustee, as applicable, participates directly in the 457 contract, using it as a funding vehicle for the employer's plan. The 457 contract must be used as the exclusive funding vehicle of the plan unless Equitable Life agrees otherwise. Contributions to the 457 contract on behalf of a participant can be from current year employer contributions or prior plan contributions transferred from another 457 plan and are limited in amount (see "Public and tax-exempt organization employee deferred compensation plan (457 plans)" below). Post-tax contributions by a participant may not be made under the 457 contract. The Momentum Plus(SM) program currently is not available for state, political subdivision, agency or instrumentality 457 plans in Texas.


   Copyright 2003 The Equitable Life Assurance Society of the United States,
                              New York, NY 10104.
          All rights reserved. Momentum Plus(SM) is a service mark of
           The Equitable Life Assurance Society of the United States.

888-1283                                                                  X00507

PLAN OR CONTRACT TERMINATION BY THE EMPLOYER


The employer or the trustees, in their sole discretion, may terminate the plan's 457 contract and transfer amounts held under the 457 contract to some other contract or account that serves as a funding vehicle for the 457 plan. In addition, the employer or the trustees, in their sole discretion, may decide to terminate the 457 plan. If plan termination occurs in the first five years that the plan has participated in the 457 contract, all withdrawals from the variable investment options made on behalf of a participant will be subject to a withdrawal charge, except those withdrawals exempted from such withdrawal charge. See "Waiver of withdrawal charge" below. Withdrawals during the period from the guaranteed interest option will be subject to the withdrawal charge only if the market value adjustment is less than the withdrawal charge. See "Effects of plan or contract termination" on page 17 of the Prospectus. When contract termination occurs in the first five years that the plan has participated in the 457 contract, a withdrawal charge will apply to the surrendered amounts in the variable investment options. Surrendered amounts in the guaranteed interest option will generally be paid in installments. See "Effects of plan or contract termination" on page 17 of the Prospectus.



WITHDRAWAL CHARGE


No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the Momentum Plus(SM) program, we assess a withdrawal charge described on page 29 of the Prospectus. The withdrawal charge does not apply after the employer's 457 plan has participated in the Momentum Plus(SM) program for five years.



WAIVER OF WITHDRAWAL CHARGE


Exceptions to the withdrawal charge are described in the Prospectus, on pages 29 and 30, amended, however, as follows:

The sixth bullet point under "We will waive the withdrawal if:" on page 30 of the Prospectus does not apply to the 457 contract and is replaced by the following:


o the amount withdrawn is an amount in excess of the amount that may be contributed under Section 457 of the Code, including income, and is refunded within one month of the date the amount was remitted as a contribution.

The following exception is added:

o the amount withdrawn is a result of a request of a participant faced with an "unforeseen emergency" pursuant to Section 457(d)(1)(A)(iii) of the Code.


Also, the fifth, seventh and ninth bullet points under "We will waive the withdrawal if:" on page 30 of the Prospectus do not apply to the 457 contract.


PLAN LOANS NOT AVAILABLE

The 457 contract does not provide for plan loans to participants. Accordingly, the information in the Prospectus relating to plan loans and plan loan setup and recordkeeping charges does not apply to the 457 contracts.


FULL SERVICE PLAN RECORDKEEPING OPTIONS NOT AVAILABLE


The full service plan recordkeeping option described in the Prospectus on page 28 is not available under the 457 contract. The annual charge for these services, therefore, will not apply under the 457 contract.



FEES AND CHARGES

Except as described above, the fees and charges applicable to the 457 contract are the same as those described in the Prospectus for Momentum Plus(SM) contracts used to fund qualified defined contribution plans. See "Fee table" in the front of the Prospectus.


AUTOMATIC MINIMUM WITHDRAWAL OPTION

We offer a payment option, which we call "automatic minimum withdrawal option," which is intended to meet the minimum distribution requirements applicable to 457 plans. The employer may elect the automatic minimum withdrawal option for a participant if the participant is at least age 70-1/2 and the retirement account value in the variable investment options is at least $2,000. Participants should complete the automatic minimum withdrawal option by filing the proper election form provided by the employer. If the automatic minimum withdrawal option is elected, we will pay out of the retirement account value in the variable investment options an amount which the Code requires to be distributed from the 457 plan. In performing this calculation, we assume that the only funds subject to the Code's minimum distribution requirements are those held for the participant under the 457 contract. We calculate the automatic minimum withdrawal option amount based on information the employer or trustees give us and on certain assumptions. Currently, the automatic minimum withdrawal option payments will be made annually. We are not responsible for errors that result from inaccuracies in the information provided to us.

The automatic minimum withdrawal option, if elected, will be subject to our rules then in effect. This election is not revocable. Generally, electing this option does not restrict making partial withdrawals or subsequently electing an annuity distribution option. The automatic minimum withdrawal option should not be elected if the participant continues to work beyond age 70-1/2 and contributions continue to be made into the contract. To do so could result in an insufficient distribution.

The minimum check that will be sent is $300, or, if less, the participant's retirement account value. If, after the deduction of the amount of the minimum distribution, the total retirement account value of a participant is less than $500, we may pay that amount.


BENEFICIARY


Under the 457 contract, the employer or the trustees must be the beneficiary of all participants under the 457 plan. Each participant's actual beneficiary designation under the employer's 457 plan will be maintained by the employer or trustees. Upon our receipt of due proof of the death of a participant, Equitable Life may, at the request of the employer or trustees, change the beneficiary designation and pay a death benefit to the then designated beneficiary. Under the employer's 457 plan, the amount of the death benefit will be equal to the retirement account value as of the applicable transaction date. The beneficiaries may elect any of the methods of disposition, described in "Payment of death benefit" in the Prospectus.



CODE SECTION 457 TAX MATTERS


Note: Except for the text on page 33 of the Prospectus preceding "Tax aspects of contributions to a plan" and "Impact of taxes to Equitable Life" on page 37, "Tax information" in the Prospectus does not apply to 457 plans and is replaced by the addition of this section.


PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (457(B) PLANS)



SPECIAL EMPLOYER AND OWNERSHIP RULES


Employers eligible to maintain 457(b) plans are governmental entities such as states, municipalities, and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in a 457(b) plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

The rules that apply to tax-exempt employer 457(b) plans and governmental employer 457(b) plans may differ.

An employer can fund its 457(b) plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the 457(b) plan contracts or any earnings until they actually receive funds from a governmental 457(b) plan. The participants of a tax-exempt 457(b) plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the 457(b) plan. The 457(b) plan funds are subject to the claims of the employer's general creditors in a 457(b) plan maintained by a tax-exempt employer. In a 457(b) plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the 457(b) plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. For both governmental and tax-exempt employer 457(b) plans, the maximum contribution for 2003 is the lesser of $12,000 or 100% of includible compensation. "Includible compensation" for a taxable year includes only compensation attributable to services performed for your employer which is currently included in gross income for the year. Amounts deferred in plans such as Code Section 457(b), 403(b), 401(k), 125 cafeteria plans or state retirement plans are not considered "includible compensation."

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the 457(b) plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for 2003 for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $24,000 for 2003.

For governmental 457(b) plans only, if the plan permits, an individual at least age 50 at any time during 2003 can make up to $2,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch-up.

GOVERNMENTAL EMPLOYER 457(B) PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions from 403(b) plans (TSAs), 401(a) qualified plans, other governmental 457(b) plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental 457(b) plan, and the recipient plan is a governmental 457(b) plan, the recipient governmental 457(b) plan must agree to separately account for the rolled-over funds.


Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If you roll over funds from an eligible retirement plan which is not a governmental 457(b) plan (qualified plan, TSA or traditional IRA) into a governmental 457(b) plan, and you later take a distribution from the recipient governmental 457(b) plan, those amounts generally remain subject to the penalty.



WITHDRAWAL LIMITS


In general, no amounts may be withdrawn from a 457(b) plan prior to the calendar year in which the employee attains age 70-1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Income or gains on contributions under a 457(b) plan are subject to federal income tax when amounts are distributed (governmental employer 457(b) plan) or made available (tax-exempt employer 457(b) plan) to the employee or beneficiary. Small amounts (up to $5,000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.



DISTRIBUTION REQUIREMENTS


457(b) plans are subject to minimum distribution rules similar to those that apply to qualified plans. That is, distributions from 457(b) plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains 70-1/2 or retires from service with the employer maintaining the 457(b) plan, whichever is later. Failure to make required distributions may cause the disqualification of the 457(b) plan. Disqualification may result in current taxation of 457(b) plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from a 457(b) plan are made.

If the 457(b) plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER 457(B) PLANS. The taxation of distributions from a governmental 457(b) plan is generally the same as the tax treatment of distributions from a qualified plan discussed in the Prospectus. That is, amounts are generally not subject to tax until actually distributed, and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" in the Prospectus. However, distributions from a governmental 457(b) plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59-1/2 distributions.

TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER 457(B) PLANS. A participant in a governmental 457(b) plan may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) TSA, as well as to another governmental 457(b) plan. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental 457(b) plan into an eligible retirement plan which is not a governmental 457(b) plan (qualified plan, TSA or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER. Distributions from a tax-exempt employer 457(b) plan may not be rolled over or transferred to an IRA.

Distributions to a tax-exempt employer 457(b) plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. Withholding on wages is the employer's responsibility. Distributions from a tax-exempt employer 457(b) plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred. In certain circumstances, receipt of payments from a tax-exempt employer 457(b) plan may result in a reduction of an employee's Social Security benefits.

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life

SUPPLEMENT DATED MAY 1, 2003 TO THE PROSPECTUS DATED MAY 1, 2003
OHIO ALTERNATIVE RETIREMENT PROGRAM
THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS OF THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES

--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2003 for MOMENTUM PLUS(SM) Retirement Planning from Equitable Life offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). We offer the MOMENTUM PLUS(SM) program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS(SM) is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."

We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the Master Trust or the Pooled Trust described under "The MOMENTUM PLUS(SM) program" on page 26 of the Prospectus, except for certain differences described in this Supplement. Special terms not otherwise defined in this Supplement have the same meanings as they do in the Prospectus.


o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the Ohio ARP plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

o The term "retirement account value" in the Prospectus and this Supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.

ALL REFERENCES IN THE PROSPECTUS TO "ADMINISTRATIVE CHARGE" OR "QUARTERLY ADMINISTRATIVE CHARGE" ARE DELETED IN THEIR ENTIRETY.

ALL REFERENCES IN THE PROSPECTUS TO WITHDRAWAL CHARGES ARE DELETED IN THEIR ENTIRETY.


THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "EXAMPLE" ON PAGE 11 OF THE PROSPECTUS:


Ohio ARP contracts currently have a reduced mortality and expense risk charge of 0.65% (which currently reduces the Total Separate Account A annual expenses to 0.90%) and no withdrawal and administrative charges. Since the expense examples reflect Total Separate Account A annual expenses of 1.35% and an assumed withdrawal charge and administrative charge, the expenses shown are higher than they currently are for Ohio ARP contracts.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Code, you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," on page 33 of the Prospectus for your specific type of retirement arrangement.)



                       FOR USE ONLY IN THE STATE OF OHIO


   Copyright 2003. The Equitable Life Assurance Society of the United States,
                           New York, New York, 10104.
          All rights reserved. MOMENTUM PLUS (SM) is a service mark of
           The Equitable Life Assurance Society of the United States.
                                                                          x00505

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" ON PAGE 12 OF THE PROSPECTUS:



You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Code Section 414(h)(2), as employer contributions. Participants should not send contributions directly to Equitable Life. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" ON PAGE 17 OF THE
PROSPECTUS:


When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest option paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).


THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" ON PAGE 18 OF THE PROSPECTUS:


With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES)" ON PAGE 18 OF THE PROSPECTUS:


Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS(SM) program.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" ON PAGE 18 OF THE PROSPECTUS:

Under your Ohio ARP plan, you, as participant, must use TOPS to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the EQ/Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" on page 12 of the Prospectus for further information on allocation instructions.


Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the Prospectus.


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" ON PAGE 20 OF THE PROSPECTUS:


The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 22 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. Under the Ohio law, you would not be able to make a withdrawal under an Ohio ARP plan until you cease to be continuously employed. You will cease to be "continuously employed" under Ohio law if more than a year passes since your most recent employment by a public institution of higher education in a position where three or more Ohio ARP plans are available.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.


THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 22 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.


THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" ON PAGE 23 OF THE PROSPECTUS:


Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.


                        FOR USE ONLY IN THE STATE OF OHIO

THE INFORMATION FOUND IN THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" ON PAGE 27 OF THE PROSPECTUS IS DELETED.


We are responsible for arranging to have our prospectuses distributed.


THE INFORMATION FOUND IN THE TENTH BULLET POINT UNDER "EMPLOYER
RESPONSIBILITIES" ON PAGE 27 OF THE PROSPECTUS IS DELETED.


If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.


THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS(SM) PROGRAM" ON PAGE 27 OF THE PROSPECTUS:


Your Ohio ARP contract application must be completed by you, as participant, not by your employer.


THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "CHARGES TO VARIABLE INVESTMENT OPTIONS" ON PAGE 29 OF THE PROSPECTUS.


For Ohio ARP contracts, we currently deduct Separate Account A charges daily at an annual rate of 0.90% for each variable investment option, of which 0.65% is for mortality and expense risks and 0.25% is for other expenses.


THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" ON PAGE 29 OF THE PROSPECTUS:


We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.


THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" ON PAGE 30 OF THE PROSPECTUS:


If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.


THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" ON PAGE 32 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the EQ/Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the EQ/Money Market option until your beneficiary requests a distribution or transfer.


                        FOR USE ONLY IN THE STATE OF OHIO

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) Financial Statements included in Part B.


         1. Separate Account A:
            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2002;
            - Statements of Operations for the Year Ended December 31, 2002;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2002 and 2001;
            - Notes to Financial Statements;

         2. The Equitable Life Assurance Society of the United States:
            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2002 and 2001;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 2002, 2001 and 2000;
            - Consolidated Statements of Equity for Years Ended
              December 31, 2002, 2001 and 2000;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 2002, 2001 and 2000; and
            - Notes to Consolidated Financial Statements


         (b) Exhibits.

             The following exhibits are filed herewith:

             1.   (a)   Resolutions of the Board of Directors of The
                        Equitable Life Assurance Society of the United States
                        ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                        Statement No. 33-58950 on April 29, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

             2. Not applicable.

             3.   (a)   Participation Agreement among EQ Advisors Trust, The
                        Equitable Life Assurance Society of the United States,
                        Equitable Distributors, Inc., and EQ Financial
                        Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File
                        No. 333-17217) on Form N-1A filed August 28, 1997.

                  (b) Distribution and Servicing Agreement among Equico Securities, Inc., (now AXA Advisors, LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994 incorporated herein by reference to Exhibit 3(c) to Registration Statement 2-30070 refiled electronically on July 10, 1998.

                  (c) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, incorporated by reference to Exhibit 3(e) to Registration Statement No. 2-30070 refiled electronically on July 10, 1998.

                  (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                  (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

             4. (a) Form of group annuity contract for IRC Section 401(a) Plans, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (a)(1) Form of Variation of Exhibit 4(a) for use in connection with the Ohio Alternative Retirement Program, previously filed with this Registration Statement File No. 33-58950 on November 25, 1998.

                (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically on August 19, 1998.

                (c) Form of Momentum Plus 457 group annuity contract, previously filed with this Registration Statement No. 33-58950 on July 12, 1996.

             5. Form of application, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                  (a) Form of Variation of Exhibit 5 for use in connection with Ohio Alternative Retirement Program, previously filed with this Registration Statement, File No. 33-58950 on November 25, 1998.

             6.   (a)   By-Laws of Equitable, as amended November 21, 1996,
                        previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1, 1997.

                  (b) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1,
                        1997).

             7. Not applicable.

             8. Form of Participation Agreement among AXA Premier VIP
                Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-58950 on December 5, 2001.

             9. Opinion and Consent of Jonathan E. Gaines, Vice
                President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993, refiled electronically on August 19, 1998.

             10.  (a)   Consent of PricewaterhouseCoopers LLP.

                  (b) Powers of Attorney previously filed with this Registration Statement No. 33-58950 on April 26, 2000.

                  (c)   Powers of Attorney, incorporated herein by reference to
                        Exhibit 27(n)(iii) Registration Statement No. 333-103199 filed on April 4, 2003.

             11.  Not applicable.

             12.  Not applicable.

             13.  (a)   Schedule for computation of Money Market Fund Yield
                        quotations, previously filed with this Registration
                        Statement No. 33-58950 on April 28, 1994, refiled electronically on August 19, 1998.

                  (b) Separate Account A Performance Values Worksheets One-Year Standardized Performance for the Year Ending December 31, 1993, previously filed with this Registration Statement No. 33-58950 on April 28, 1994, refiled electronically on August 19, 1998.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
VIVENDI UNIVERSAL and
42, avenue de Friedland
75008 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Saks Fifth Avenue Enterprises
12 East 49th Street
New York, NY  10017

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY 11439


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Selig Ehrlich                              Executive Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*MaryBeth  Farrell                          Executive Vice President

*John M. Lefferts                           Executive Vice President and
                                            President of Retail Distribution

*Deanna M. Mulligan                         Executive Vice President

*Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (formerly The Equitable Companies Incorporated) (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002


                                                                                        State of   State of               Number of
                                                                              Type of   Incorp. or Principal   Federal      Shares
                                                                             Subsidiary  Domicile  Operation  Tax ID #      Owned
                                                                             ----------  --------  ---------  ---------     -----
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     DE         NY    13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                  ND         ND    45-0373941        1,000
     AXA Financial Services, LLC   (Note 2)                                                 DE         NY    52-2197822            -
        AXA Distribution Holding Corporation  (Note 2)                                      DE         NY    13-4078005        1,000
           AXA Advisors, LLC     (Note 5)                                                   DE         NY    13-4071393            -
           AXA Network, LLC     (Note 6)                                     Operating      DE         NY    06-1555494            -
              AXA Network of Alabama, LLC                                    Operating      AL         AL    06-1562392            -
              AXA Network of Connecticut, Maine and New York, LLC            Operating      DE         NY    13-4085852            -
              AXA Network Insurance Agency of Massachusetts, LLC             Operating      MA         MA    04-3491734            -
              AXA Network of Nevada, Inc.                                    Operating      NV         NV    13-3389068
              AXA Network of Puerto Rico, Inc.                               Operating     P.R.       P.R.   66-0577477
              AXA Network Insurance Agency of Texas, Inc.                    Operating      TX         TX    75-2529724            -
           Paramount Planners, LLC                                           Operating      DE         NY    06-1602479            -
        The Equitable Life Assurance Society of the United States  (Note 2)* Insurance      NY         NY    13-5570651    2,000,000
           The Equitable of Colorado, Inc. *                                 Insurance      CO         CO    13-3198083    1,000,000
           Equitable Deal Flow Fund, L.P.                                    Investment     DE         NY    13-3385076            -
              Equitable Managed Assets, L.P.                                 Investment     DE         NY    13-3385080            -
           Real Estate Partnership Equities (various)                        Investment     **                    -                -
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO         NY         NY    22-2766036            -
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              HCO         DE         NY    13-2677213    5,000,000
           Wil-Gro, Inc                                                      Investment     PA         PA    23-2702404        1,000
           STCS, Inc.                                                        Investment     DE         NY    13-3761592        1,000
           Fox Run, Inc.                                                     Investment     MA         NY    23-2762596        1,000
           FTM Corp.                                                         Investment     MD         MD    13-3778225        1,000
           EVSA, Inc.                                                        Investment     DE         PA    23-2671508           50
           Equitable Rowes Wharf, Inc.                                       Investment     MA         MA    04-3272826        1,000
           Prime Property Funding II, Inc.                                   Operating      DE         NY    13-3961599
           Sarasota Prime Hotels, LLC                                        Investment     FL         GA    58-2330533            -
           ECLL, Inc.                                                        Investment     MI         GA    58-2377569





                                                                                      Parent's
                                                                                     Percent of
                                                                                      Ownership                 Comments
                                                                                      or Control        (e.g., Basis of Control)
                                                                                      ----------        ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                             100.00%
     AXA Financial Services, LLC   (Note 2)                                            100.00%
        AXA Distribution Holding Corporation  (Note 2)                                 100.00%
           AXA Advisors, LLC     (Note 5)                                              100.00%
           AXA Network, LLC     (Note 6)                                               100.00%
              AXA Network of Alabama, LLC                                              100.00%
              AXA Network of Connecticut, Maine and New York, LLC                      100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                       100.00%
              AXA Network of Nevada, Inc.                                              100.00%
              AXA Network of Puerto Rico, Inc.                                         100.00%
              AXA Network Insurance Agency of Texas, Inc.                              100.00%
           Paramount Planners, LLC                                                     100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)*           100.00%          NAIC # 62944
           The Equitable of Colorado, Inc. *                                           100.00%          NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                                    -          G.P & L.P.
              Equitable Managed Assets, L.P.                                                 -          G.P.
           Real Estate Partnership Equities (various)                                        -          **
           Equitable Holdings, LLC  (Notes 3 & 4)                                      100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                     100.00%
           Wil-Gro, Inc.                                                               100.00%
           STCS, Inc.                                                                  100.00%
           Fox Run, Inc.                                                               100.00%
           FTM Corp.                                                                   100.00%
           EVSA, Inc.                                                                  100.00%
           Equitable Rowes Wharf, Inc.                                                 100.00%
           Prime Property Funding II, Inc.                                             100.00%
           Sarasota Prime Hotels, LLC                                                  100.00%
           ECLL, Inc.                                                                  100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002               03/24/03
---------------------------------------------------------

    *   Affiliated Insurer

    ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

                Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

                Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

                Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

            As of SEPTEMBER 30, 2002, AXF and its subsidiaries owned 51.41% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
                   AXF held directly 32,623,675 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital
                     Units (2.09%),
                   ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.50%),
                     and
                   ECMC, LLC owned 24,415,727 Alliance Capital Units (9.77%).

                Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

              In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.95% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock Exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp. was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
---------------------------------------------------------


Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
                Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
                August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
                November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001.
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997.
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING A - EQUITABLE HOLDINGS, LLC


                                                                                        State of   State of                Number of
                                                                             Type of   Incorp. or Principal     Federal      Shares
                                                                            Subsidiary  Domicile  Operation    Tax ID #      Owned
                                                                            ----------  --------  ---------    ---------     -----
AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                        Operating     DE         NY      13-3049038       500
              Equitable Casualty Insurance Company *                         Operating     VT         VT      06-1166226     1,000
              ECMC, LLC   (See Note 4 on Page 2)                             Operating     DE         NY      13-3266813         -
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment    DE         NY      13-3544879         -
              Alliance Capital Management Corporation (See Note 4 on Page 2) Operating     DE         NY      13-3633538       100
                 See Attached Listing B
              Equitable JVS, Inc.                                            Investment    DE         GA      58-1812697     1,000
                 Astor Times Square Corp.                                    Investment    NY         NY      13-3593699       100
                 Astor/Broadway Acquisition Corp.                            Investment    NY         NY      13-3593692       100
                 PC Landmark, Inc.                                           Investment    TX         TX      75-2338215     1,000
                 EJSVS, Inc.                                                 Investment    DE         NJ      58-2169594     1,000
              AXA Distributors, LLC                                          Operating     DE         NY      52-2233674         -
                 AXA Distributors Insurance Agency of Alabama, LLC           Operating     DE         AL      52-2255113         -
                 AXA Distriburors Insurance Agency, LLC                      Operating     DE     CT, ME,NY   06-1579051         -
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating     MA         MA      04-3567096         -
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating     TX         TX      74-3006330     1,000
              J.M.R. Realty Services, Inc.                                   Operating     DE         NY      13-3813232     1,000
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating     DE         NJ      22-3492811       100



                                                                                         Parent's
                                                                                        Percent of
                                                                                        Ownership          Comments
                                                                                        or Control (e.g., Basis of Control)
                                                                                        ---------- ------------------------

AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                                      100.00%
              Equitable Casualty Insurance Company *                                       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                           100.00%
                 Equitable Capital Private Income & Equity                                           ECMC is G.P.
                   Partnership II, L.P.                                                          -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)               100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                                          100.00%
                 Astor Times Square Corp.                                                  100.00%
                 Astor/Broadway Acquisition Corp.                                          100.00% G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                                         100.00%
                 EJSVS, Inc.                                                               100.00%
              AXA Distributors, LLC                                                        100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                         100.00%
                 AXA Distriburors Insurance Agency, LLC                                    100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC                   100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.                          100.00%
              J.M.R. Realty Services, Inc.                                                 100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                100.00%



*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA
            Distributors, LLC.



AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                            State of   State of            Number of
                                                                                 Type of   Incorp. or Principal   Federal     Shares
                                                                                Subsidiary  Domicile  Operation  Tax ID #     Owned
                                                                                ----------  --------  ---------  ---------    -----
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation


                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)Operating      DE         NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating      DE         NY    13-3434400
                    Albion Alliance LLC                                         Operating      DE         NY    13-3903734
                    Cursitor Alliance LLC                                          HCO         DE         MA    22-3424339
                       Cursitor Eaton Asset Management Co.                      Operating      NY         MA    13-3379955
                    Alliance Capital Management LLC                                HCO         DE         NY
                       Sanford C. Bernstein & Co., LLC                          Operating      DE         NY
                    Alliance Capital Management Corp. of Delaware                  HCO         DE         NY    13-2778645        10
                       ACAM Trust Company Private Ltd.                          Operating    India      India        -
                       ACM Global Investor Services S.A.                        Operating     Lux.       Lux.        -
                          ACM Fund Services (Espana) S.L.                       Operating    Spain      Spain        -
                       ACM International (France) SAS                           Operating    France     France       -
                       ACM Software Services Ltd.                               Operating      DE         NY    13-3910857
                       Alliance Barra Research Institute, Inc.                  Operating      DE         NY    13-3548918     1,000
                       Alliance Capital Asset Management (Japan) Ltd            Operating    Japan      Japan        -
                       Alliance Capital Australia Limited                       Operating    Aust.      Aust.        -
                          Far Eastern Alliance Asset Management                 Operating    Taiwan     Taiwan       -
                       Alliance Capital Global Derivatives Corp.                Operating      DE         NY    13-3626546     1,000
                       Alliance Capital Latin America Ltd.                      Operating    Brazil     Brazil       -
                       Alliance Capital Limited                                 Operating     U.K.       U.K.        -       250,000
                          Alliance Capital Services Ltd.                        Operating     U.K.       U.K.        -         1,000
                             Dimensional Trust Management Ltd.                  Operating     U.K.       U.K.        -        50,000
                       Alliance Capital (Luxembourg) S.A.                       Operating     Lux.       Lux.        -         3,999
                       Alliance Capital Management (Asia) Ltd.                  Operating      DE     Singapore 13-3752293
                       Alliance Capital Management Australia Limited            Operating    Aust.      Aust.        -
                       Alliance Capital Management Canada, Inc.                 Operating      DE       Canada  13-3630460    18,750
                       Alliance Capital Management New Zealand Limited          Operating     N.Z.       N.Z.        -


                                                                               Parent's
                                                                              Percent of
                                                                              Ownership          Comments
                                                                              or Control (e.g., Basis of Control)
                                                                              ---------- ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                    owns 1% GP interest in Alliance Capital
                                                                                         Management L.P. and 100,000 GP units in
                                                                                         Alliance Capital Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page          -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                           37.60% Equitable Life = 4.7%; 3rd parties = 57.7%
                    Cursitor Alliance LLC                                        100.00%
                       Cursitor Eaton Asset Management Co.                       100.00%
                    Alliance Capital Management LLC                              100.00%
                       Sanford C. Bernstein & Co., LLC                           100.00%
                    Alliance Capital Management Corp. of Delaware                100.00%
                       ACAM Trust Company Private Ltd.                           100.00%
                       ACM Global Investor Services S.A.                          99.00% Alliance Capital Oceanic Corp. owns 1%
                          ACM Fund Services (Espana) S.L.                        100.00%
                       ACM International (France) SAS                            100.00%
                       ACM Software Services Ltd.                                100.00%
                       Alliance Barra Research Institute, Inc.                   100.00%
                       Alliance Capital Asset Management (Japan) Ltd             100.00%
                       Alliance Capital Australia Limited                        100.00%
                          Far Eastern Alliance Asset Management                   20.00% 3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                 100.00%
                       Alliance Capital Latin America Ltd.                        99.00% Alliance Capital Oceanic Corp. owns 1%
                       Alliance Capital Limited                                  100.00%
                          Alliance Capital Services Ltd.                         100.00%
                             Dimensional Trust Management Ltd.                   100.00%
                       Alliance Capital (Luxembourg) S.A.                         99.98% Alliance Cap. Oceanic Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                   100.00%
                       Alliance Capital Management Australia Limited              50.00% 3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  100.00%
                       Alliance Capital Management New Zealand Limited            50.00% 3rd parties = 50%


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                          State of   State of              Number of
                                                                               Type of   Incorp. or Principal     Federal    Shares
                                                                              Subsidiary  Domicile  Operation    Tax ID #    Owned
                                                                              ----------  --------  ---------    ---------   -----

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.         Operating  So Africa  So Africa        -
                          Alliance-MBCA Capital (Private) Ltd.                Operating   Zimbabwe   Zimbabwe        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                               Operating    Nambia     Nambia         -
                       Alliance Capital Management (Singapore) Ltd.           Operating  Singapore  Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.              Operating  Mauritius  Mauritius        -
                          Alliance Capital Asset Management (India)Private LtdOperating    India      India          -
                       Alliance Capital Oceanic Corp.                         Operating      DE         NY      13-3441277    1,000
                       Alliance Corporate Finance Group Inc.                  Operating      DE         NY      52-1671668    1,000
                       Alliance Eastern Europe, Inc.                          Operating      DE         NY      13-3802178
                       Alliance Fund Distributors, Inc.                       Operating      DE         NY      13-3191825      100
                       Alliance Global Investor Services, Inc.                Operating      DE         NJ      13-3211780      100
                       Alliance SBS-AGRO Capital Management Co.               Operating    Russia     Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                 Operating   So Korea   So Korea        -
                       New Alliance Asset Management (Asia) Ltd               Operating     H.K.       H.K.          -
                          ACM New-Alliance (Luxembourg) S.A.                  Operating     Lux.       Lux.          -
                       Meiji - Alliance Capital Corp.                         Operating      DE         NY      13-3613617   50,000
                       Sanford C. Bernstein Ltd.                              Operating     U.K.       U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.          Operating     U.K.       U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                  Operating    Aust.      Aust.          -
                       Whittingdale Holdings Ltd.                             Operating     U.K.       U.K.          -
                          ACM Investments Ltd.                                Operating     U.K.       U.K.          -
                          Alliance Asset Allocation Ltd.                      Operating     U.K.       U.K.          -
                          Alliance Capital Whittingdale Ltd.                  Operating     U.K.       U.K.          -
                          Alliance Cecogest S.A.                              Operating    France     France         -
                          Cursitor Alliance Services Ltd.                     Operating     U.K.       U.K.          -
                          Cursitor Holdings Ltd.                              Operating     U.K.       U.K.          -
                             Draycott Partners. Ltd.                          Operating      MA        U.K.     98-0116774
                             Cursitor Management Co. S.A.                     Operating     Lux.       Lux.          -
                          Whittingdale Nominees Ltd.                          Operating     U.K.       U.K.          -



                                                                                    Parent's
                                                                                   Percent of
                                                                                   Ownership          Comments
                                                                                   or Control (e.g., Basis of Control)
                                                                                   ---------- ------------------------

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.ofDelaware(Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                  80.00% 3rd parties = 20%
                          Alliance-MBCA Capital (Private) Ltd.                         50.00% 3rd parties = 50%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                                       100.00%
                       Alliance Capital Management (Singapore) Ltd.                   100.00%
                       Alliance Capital (Mauritius) Private Ltd.                      100.00%
                          Alliance Capital Asset Management (India) Priv               75.00% 3rd parties = 25%
                       Alliance Capital Oceanic Corp.                                 100.00% inactive
                       Alliance Corporate Finance Group Inc.                          100.00%
                       Alliance Eastern Europe, Inc.                                  100.00%
                       Alliance Fund Distributors, Inc.                               100.00%
                       Alliance Global Investor Services, Inc.                        100.00% formerly, Alliance Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                        49.00% 3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                          20.00% 3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                        50.00% 3rd parties = 50%
                          ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       Meiji - Alliance Capital Corp.                                  50.00% Meiji Mutual Life owns 50%
                       Sanford C. Bernstein Ltd.                                      100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       Sanford C. Bernstein Proprietary Ltd.                          100.00%
                       Whittingdale Holdings Ltd.                                     100.00%
                          ACM Investments Ltd.                                        100.00%
                          Alliance Asset Allocation Ltd.                              100.00%
                          Alliance Capital Whittingdale Ltd.                          100.00%
                          Alliance Cecogest S.A.                                      100.00%
                          Cursitor Alliance Services Ltd.                             100.00%
                          Cursitor Holdings Ltd.                                      100.00%
                             Draycott Partners. Ltd.                                  100.00%
                             Cursitor Management Co. S.A.                             100.00%
                          Whittingdale Nominees Ltd.                                  100.00%

Item 27.        Number of Contractowners
                ------------------------


                As of February 28, 2003, there were 30,778 holders of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------


                (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter for its Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC address is 1290 Avenue of the Americas, NY, NY 10104.

                (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.




NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Executive Vice President and Director

*Jerald E. Hampton                    Vice Chairman of the Board and Director

*John M. Lefferts                     President, Chief Executive Officer and
                                      Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Michael S. Martin                    Chairman of the Board and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 David Conine                         Director
 1345 Avenue of the Americas
 33rd Floor
 New York, NY 10105

*Fred Folco                           Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

*Geoffrey H. Radbill                  Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Denise DiBlasi                       Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*James Goodwin                        Senior Vice President

*Robert Schmidt                       Senior Vice President

*Jeffrey Green                        Senior Vice President

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Eric Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Chief Operations
                                      Officer

*Donna M. Dazzo                       First Vice President

*Beth Andreozzi                       Vice President

*Peter Mastrantuono                   First Vice President

*Philomena Scamardella                First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

*Mary E. Cantwell                     Vice President

*Catherine Genty                      Vice President

*Gisela Jackson                       Vice President

*Frank Massa                          Vice President

*Jose Montenegro                      Vice President

*Sandi Narvaez                        Vice President

*Edna Russo                           Vice President

*Michael Ryniker                      Vice President

*James Woodley                        Vice President

*Frank Acierno                        Assistant Vice President

*Charlton Bulkin                      Assistant Vice President



          (c) Not Applicable



Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY 10104 and the AMA Building, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any contract, or prospectus, or otherwise.

                Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 17th day of April, 2003.



                                SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                ASSURANCE SOCIETY OF THE UNITED STATES
                                               (Registrant)

                                By:  The Equitable Life Assurance Society
                                          of the United States

                                By:   /s/ Robin Wagner
                                    ----------------------------
                                         Robin Wagner
                                    Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 17th day of April, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

April 17, 2003

                                  EXHIBIT INDEX



EXHIBIT NO.                                               TAG VALUE
-----------                                               ---------

10(a)  Consent of PricewaterhouseCoopers LLP.             EX-99.10a